    As filed with the Securities and Exchange Commission on October 30, 2009


                                                     Registration No. 333-147707
                                                                       811-07798

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 2                   ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 60                          ( X )


                  NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                   Depositor's Telephone Number: 212-576-7000


                          Charles A. Whites, Jr., Esq.
                 New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                               New York, NY 10010
                     (Name and Address of Agent for Service)


                                    Copy to:

        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and Chief Insurance Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485



[X]  on November 20, 2009 purusant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _______________, purusant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new date for a previously filed post-effective amendment.

                       SUPPLEMENT DATED NOVEMBER 20, 2009
             TO THE PROSPECTUSES DATED MAY 1, 2009, AS AMENDED, FOR



                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                       NYLIAC VARIABLE UNIVERSAL LIFE 2000



              TO THE PROSPECTUS DATED MAY 15, 2009, AS AMENDED, FOR



  NEW YORK LIFE LEGACY CREATOR SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



                                  INVESTING IN



                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I



     This supplement amends the May 1, 2009 and May 15, 2009 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life insurance policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.



     The purpose of this supplement is to (i) inform you that the MainStay VP Series Fund, Inc. completed three portfolio mergers, (ii) add the MainStay VP U.S. Small Cap (formerly known as MainStay VP Developing Growth) portfolio as an Investment Division that is available under the policies as of November 20, 2009, (iii) note the subadviser and portfolio name changes for the MainStay VP Capital Appreciation portfolio, (iv) note the addition of Epoch Investment Partners, Inc. as co-subadviser for the MainStay VP Total Return portfolio and the portfolio name change, and (v) update the procedures set forth in the Prospectuses regarding the effect of certain policy transactions on an existing Automatic Asset Reallocation arrangement.



     Keeping these purposes in mind, please note the following:



     I. MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGERS



          The MainStay VP Series Fund, Inc. completed the following portfolio mergers on November 20, 2009: MainStay VP Mid Cap Growth portfolio with and into the MainStay VP Mid Cap Core portfolio, MainStay VP Mid Cap Value portfolio with and into the MainStay VP ICAP Select Equity portfolio, and the MainStay VP Small Cap Growth portfolio with and into the MainStay VP Developing Growth portfolio.



          All references in the Prospectuses to the MainStay VP Mid Cap Growth portfolio, MainStay VP Mid Cap Value portfolio, and the MainStay VP Small Cap Growth portfolio should be deleted.



          All references in the Prospectuses to the "MainStay VP Capital Appreciation" portfolio should be deleted and replaced with "MainStay VP Growth Equity" portfolio.



          All references in the Prospectuses to the "MainStay VP Total Return" portfolio should be deleted and replaced with "MainStay VP Income Builder" portfolio.



          For the NYLIAC Variable Universal Life Provider, NYLIAC Survivorship Variable Universal Life, and NYLIAC Variable Universal Life 2000 prospectuses, all references to "39 Investment Divisions (38 of which are available to all policyowners)" should be changed to refer to "37 Investment Divisions (36 of which are available to all policyowners)."



          For the New York Life Variable Universal Life Accumulator, New York Life Survivorship Variable Universal Life Accumulator, and New York Life Legacy Creator Single Premium Variable Universal Life Insurance prospectuses, all references to 38 Investment Divisions should be changed to refer to 36 Investment Divisions.

     II. ADDITION OF MAINSTAY VP U.S. SMALL CAP PORTFOLIO



          Add the following entry to the table showing Fund Annual Expenses (Annual Portfolio Company Operating Expenses for NYLIAC Variable Universal Life Provider and NYLIAC Variable Universal Life 2000 prospectuses) after "MainStay VP Total Return -- Initial Class":



---------------------------------------------------------------------------------------------------------
                                             ADVISORY  ADMINISTRATION                OTHER   TOTAL ANNUAL
                   FUND                        FEES         FEES       12B-1 FEES  EXPENSES  FUND EXPENSE
---------------------------------------------------------------------------------------------------------
MainStay VP U.S. Small Cap -- Initial
  Class                                     0.80%(tt)       0.00%         0.00%      0.15%       0.95%


---------------------------------------------------------------------------------------------------------





     (tt) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



          Add the following entry to the table entitled "Funds and Eligible Portfolios" for the Prospectuses (other than the prospectuses for New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator) after the entry for MainStay VP Small Cap Growth -- Initial Class:



-----------------------------------------------------------------------------------------------------
              FUND                       INVESTMENT ADVISER                INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------
MainStay VP U.S. Small Cap        Subadviser: Epoch Investment       -   Seeks long-term capital
  -- Initial Class                Partners, Inc.                         appreciation by investing
                                                                         primarily in securities of
                                                                         small-cap companies.


-----------------------------------------------------------------------------------------------------





          Add the following entry to the table entitled "Funds and Eligible Portfolios" for the New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator prospectuses after the entry for MainStay VP Small Cap Growth -- Initial Class:



-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP U.S. Small Cap        Subadviser: Epoch Investment       -   Seeks long-term capital
  -- Initial Class                Partners, Inc.                         appreciation by investing
                                                                         primarily in securities of
                                                                         small-cap companies.


-----------------------------------------------------------------------------------------------------





     III.  MAINSTAY VP CAPITAL APPRECIATION



          The entry for the "MainStay VP Capital Appreciation -- Initial Class" portfolio in the table for the Prospectuses (other than the prospectuses for New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator) entitled "Funds and Eligible Portfolios" is deleted in its entirety and replaced with the following:



-----------------------------------------------------------------------------------------------------
              FUND                       INVESTMENT ADVISER                INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------
MainStay VP Growth Equity         Subadviser: Madison Square         -   Seeks long-term growth of
  -- Initial Class                Investors LLC                          capital.  Dividend income,
                                                                         if any, is an incidental
                                                                         consideration.


-----------------------------------------------------------------------------------------------------





          The entry for the "MainStay VP Capital Appreciation -- Initial Class" portfolio in the table for the New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator prospectuses entitled "Funds and Eligible Portfolios" is deleted in its entirety and replaced with the following:



-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Growth Equity         Subadviser: Madison Square         -   Seeks long-term growth of
  -- Initial Class                Investors LLC                          capital.  Dividend income,
                                                                         if any, is an incidental
                                                                         consideration.


-----------------------------------------------------------------------------------------------------

     IV. MAINSTAY VP TOTAL RETURN



          The entry for the "MainStay VP Total Return -- Initial Class" portfolio in the table entitled "Funds and Eligible Portfolios" for the Prospectuses (other than the prospectuses for New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator) are deleted in its entirety and replaced with the following:



-----------------------------------------------------------------------------------------------------
              FUND                       INVESTMENT ADVISER                INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------
MainStay VP Income Builder        Subadvisers: Epoch Investment      -   Seeks to realize current
  -- Initial Class                Partners, Inc. and MacKay              income consistent with
                                                                         reasonable opportunity for
                                                                         future growth of capital and
                                                                         income.


-----------------------------------------------------------------------------------------------------





          The entry for the "MainStay VP Total Return -- Initial Class" portfolio in the table entitled "Funds and Eligible Portfolios" for the New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator prospectuses is deleted in its entirety and replaced with the following:



-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Income Builder        Subadvisers: Epoch Investment      -   Seeks to realize current
  -- Initial Class                Partners, Inc. and MacKay              income consistent with
                                                                         reasonable opportunity for
                                                                         future growth of capital and
                                                                         income.


-----------------------------------------------------------------------------------------------------





     V. AUTOMATIC ASSET REALLOCATION



          In the section of the Prospectuses (other than the prospectus for New York Life Legacy Creator Single Premium Variable Universal Life Insurance) entitled "Options Available at No Additional Charge -- Automatic Asset Reallocation," the language in the last sentence of such section is deleted in its entirety and replaced with the following:



               A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions, Fixed Account and DCA Plus Account, or a request to change the allocation of subsequent premium payments, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request. (See the SAI for more information.)



          In the section of the prospectus for New York Life Legacy Creator Single Premium Variable Universal Life Insurance entitled "Options Available at No Additional Charge -- Automatic Asset Reallocation," the language in the last sentence of such section is deleted in its entirety and replaced with the following:



               A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions, Fixed Account and DCA Extra Account, or a request to change the allocation of subsequent premium payments, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request. (See the SAI for more information.)



               In the section of the Prospectuses entitled "How to Reach Us for Policy Services," the fifth paragraph (sixth paragraph for NYLIAC Survivorship Variable Universal Life) of the subsection entitled "IVR" is deleted in its entirety and replaced with the following:



               You may authorize Us to accept electronic instructions from your Registered Representative or the registered service assistant assigned to your policy to perform premium allocations, transfers, and changes to your investment objective and/or risk tolerance. In addition, you may authorize your Registered Representative or registered service assistant to revise your Automatic Asset Reallocation arrangement. Any Automatic Asset Reallocation revisions must be consistent with the premium allocation changes or transfers processed by such Registered Representative or registered service assistant. If the Registered Representative or registered service assistant assigned to your policy does not process an Automatic Asset Reallocation change within one Business Day of the date that such Registered Representative or registered service assistant processed a premium allocation change or transfer on your behalf, your Automatic Asset Reallocation will be automatically cancelled.



               To authorize the Registered Representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses noted on the first page of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.


                              ---------------------

                 New York Life Insurance and Annuity Corporation


                            (A Delaware Corporation)


                                51 Madison Avenue


                            New York, New York 10010

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                NOVEMBER 20, 2009


                                       FOR

                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR

                                       AND

         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR

                                      FROM

           NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION ("NYLIAC")

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Variable Universal Life Accumulator Insurance ("VUL") and New York Life Survivorship Variable Universal Life Accumulator Insurance ("SVUL") prospectus. You should read the SAI in conjunction with the current prospectus dated May 1, 2009 and any supplements thereto. This SAI is incorporated by reference into the prospectus. You may obtain a paper copy of the prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or by writing to: NYLIAC at the Variable Products Service Center ("VPSC") at one of the addresses listed on the first page of the VUL/SVUL prospectus. The prospectus is also posted on our corporate website, www.newyorklife.com. Terms used but not defined in the SAI have the same meaning as in the current prospectus.

                                TABLE OF CONTENTS


                                                                                   PAGE
                                                                                   ----
General Information and History.................................................     2
Additional Information About the Operation of the Policies......................     2
Distribution and Compensation Arrangements......................................    19
Underwriting a Policy...........................................................    20
Additional Information About Charges............................................    21
Surrender of Your Policy........................................................    26
Financial Statements............................................................    26
Performance Summary.............................................................
NYLIAC and Separate Account Financial Statements................................



VUL AND SVUL ARE OFFERED UNDER NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-
I.

                         GENERAL INFORMATION AND HISTORY

     The VUL and SVUL prospectus and SAI describe two flexible premium variable universal life insurance policies that NYLIAC issues: the New York Life Variable Universal Life Accumulator (VUL) and the New York Life Survivorship Variable Universal Life Accumulator (SVUL).

ABOUT NYLIAC

     NYLIAC is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident, and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in the prospectus, NYLIAC offers other life insurance policies and annuities. NYLIAC's financial statements are also included in this SAI. NYLIAC's principal business address is 51 Madison Avenue, New York, New York 10010.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company founded in New York in 1845. NYLIAC had total assets amounting to $82.2 billion at the end of 2008. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

TAX STATUS OF NYLIAC AND THE SEPARATE ACCOUNT

     NYLIAC is taxed as a life insurance company under IRC Subchapter L. The Separate Account is not a taxable entity separate from NYLIAC, and we take its operations into account in determining NYLIAC's income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values and are applied automatically to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account are taxed to NYLIAC to the extent that those items are applied to increase tax deductible reserves associated with the policies.

           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

     The prospectus provides information about the policy and its riders. The following is additional information about these terms.

INVESTMENT DIVISIONS

     As discussed in the prospectus, the following are the available Eligible Portfolios of each Fund:

     MainStay VP Series Fund, Inc.:
            -- MainStay VP Balanced--Initial Class
            -- MainStay VP Bond--Initial Class
            -- MainStay VP Growth Equity--Initial Class
            -- MainStay VP Cash Management
            -- MainStay VP Common Stock--Initial Class
            -- MainStay VP Conservative Allocation--Initial Class
            -- MainStay VP Convertible--Initial Class
            -- MainStay VP Floating Rate Fund--Initial Class
            -- MainStay VP Government--Initial Class
            -- MainStay VP Growth Allocation--Initial Class
            -- MainStay VP High Yield Corporate Bond--Initial Class -- MainStay VP ICAP Select Equity--Initial Class
            -- MainStay International Equity--Initial Class
            -- MainStay VP Large Cap Growth--Initial Class
            -- MainStay Mid Cap Core--Initial Class
            -- MainStay Moderate Allocation--Initial Class

            -- MainStay Moderate Growth Allocation--Initial Class
            -- MainStay VP S&P 500 Index--Initial Class
            -- MainStay VP Small Cap Growth--Initial Class
            -- MainStay VP Income Builder--Initial Class
            -- MainStay VP U.S. Small Cap--Initial Class

     AIM Variable Insurance Funds
            -- AIM V.I. International Growth Fund--Series I Shares

     AllianceBernstein(R) Variable Products Series Fund, Inc.
            -- Alliance Bernstein VPS Small/Mid Cap Value Portfolio--Class A
               Shares

     Calvert Variable Series, Inc.
            -- CVS Calvert Social Balanced Portfolio*

     Dreyfus Investment Portfolios
            -- Dreyfus IP Technology Growth--Initial Shares

     DWS Variable Series II
            -- DWS Dreman Small Mid Cap Value VIP--Class A Shares

     Fidelity Variable Insurance Products Fund
            -- Fidelity(R) VIP Contrafund(R)--Initial Class
            -- Fidelity(R) VIP Equity-Income--Initial Class

     Janus Aspen Series
            -- Janus Aspen Balanced Portfolio--Institutional Shares -- Janus Aspen Worldwide Portfolio--Institutional Shares

     MFS(R) Variable Insurance Trust
            -- MFS(R) Utilities Series--Initial Class

     Royce Capital Fund
            -- Royce Micro-Cap Portfolio--Investment Class
            -- Royce Small-Cap Portfolio--Investment Class

     T. Rowe Price Equity Series, Inc.
            -- T. Rowe Price Equity Income Portfolio--I

     The Universal Institutional Funds, Inc.
            -- Van Kampen's UIF Emerging Markets Equity Portfolio--Class I -- Van Kampen's UIF U.S. Real Estate Portfolio--Class I

     Van Eck Worldwide Insurance Trust
            -- Van Eck Worldwide Hard Assets

--------

* Also known as Calvert Variable Series, Inc. Social Balanced Portfolio.

     The Funds and Eligible Portfolios offered though this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund and that was a factor in its selection. Another factor that NYLAIC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor (see "Sales and Other Agreements" below).

     The Funds' shares may be available to certain separate accounts we use to fund our variable annuity policies. This is called "mixed funding." The Funds' shares may be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called "shared funding." Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, the Funds' investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The investment experience of an Investment Division of the Separate Account reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. We determine this investment experience each Valuation Day, which is when the net asset value of the underlying Fund is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one Valuation Day to the end of the next Valuation Day.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     We may add, delete, or substitute the Eligible Portfolio shares held by any Investment Division, within certain limits. We may eliminate the shares of any of the Eligible Portfolios and substitute shares of another Portfolio of a Fund or of another registered open-end management investment company or other investment vehicles. We may do this if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals.

     We may establish new Investment Divisions and/or eliminate one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners.

     If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the 1940 Act, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

REINVESTMENT

     We automatically reinvest all dividends and capital gains distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date the dividends or distributions are paid.

CHANGING THE FACE AMOUNT OF YOUR POLICY

     You can request one increase in the Face Amount each Policy Year of your policy if all of the following conditions are met:

       -- the insured is (under VUL) or both insureds are (under SVUL) still living;

       -- the insured is age 80 or younger (under VUL) or the older insured is age 80 or younger (under SVUL);

       -- the increase you are requesting is $5,000 or more;

       -- the requested increase will not cause the policy's Face Amount to exceed our maximum limit on the risk we retain, which we set at our discretion; and

       -- you submit a written application signed by the insured(s) and the policyowner(s) to either your registered representative or to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus (or any other address we indicate to you in writing) along with satisfactory evidence of insurability.

     We can limit any increase in the Face Amount of your policy.

     You can request one decrease in the Face Amount of your policy each Policy Year if all of the following conditions are met:

       -- the insured (under VUL) or last surviving insured (under SVUL) is still living;

       -- the decrease you are requesting will not reduce the policy's Face
          Amount below $50,000 (under VUL) or $100,000 (under SVUL); and

       -- you submit a written application signed by the policyowner(s) to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus (or any other address we indicate to you in writing)

     We may limit any decrease in the Face Amount of your policy.

ADDITIONAL INFORMATION ABOUT THE AMOUNT IN THE SEPARATE ACCOUNT: VALUATION OF ACCUMULATION UNITS

     The value of an accumulation unit on any Valuation Day equals the value of an accumulation unit on the preceding Valuation Day multiplied by the net investment factor. We calculate a net investment factor for the period from the close of the New York Stock Exchange on the immediately preceding Valuation Day to its close on the current Valuation Day using the following formula:

                                        (a/b)

     Where: a = the sum of:

               (1) the net asset value of the Fund share held in the Separate
                   Account for that Investment Division at the end of the current Valuation Day, plus

               (2) the per share amount of any dividends or capital gains distributions made by the Fund for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs during such period; and

            b = the net asset value of the Fund share held in the Separate
                Account for that Investment Division at the end of the preceding Valuation Day.

     The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.

ADDITIONAL BENEFITS THROUGH RIDERS AND OPTIONS

     The following riders and options are (or have been) available with this policy, and a description of each is provided in the current prospectus:

     Living Benefits Rider
     Life Extension Benefit Rider
     Level First-To-Die Term Rider (SVUL Policies Only)
     Spouse's Paid-Up Insurance Purchase Option Rider (VUL Policies Only) Guaranteed Minimum Death Benefit Rider
     Term Insurance on Other Covered Insured Rider (VUL Policies Only) Guaranteed Insurability Rider (VUL Policies Only)
     Insurance Exchange Rider (VUL Policies Only)
     Monthly Deduction Waiver Rider (VUL Policies Only)

     Accidental Death Benefit Rider (VUL Policies Only)
     Children's Insurance Rider (VUL Policies Only)

     Riders and options are subject to regulatory approval in each jurisdiction and may not be available in all jurisdictions. In addition, the rider name and the requirements for any rider may vary by jurisdiction. You should contact your registered representative to determine whether a rider or option you are considering is available in your jurisdiction. Additional information for specific riders and options appears below.

     There may be an additional charge for a rider. Subject to availability in each jurisdiction, the Spouse's Paid-Up Insurance Purchase Option Rider (described below) is included in the VUL policy. This Rider is not available on the SVUL policy. The Level First-to-Die Term Rider is available for purchase only with the SVUL policy. The Living Benefits Rider and the Insurance Exchange Rider are available only on Non-Qualified Policies. All other riders are available on both Non-Qualified and Qualified Policies.

     LIVING BENEFITS RIDER (ALSO KNOWN AS ACCELERATED BENEFITS RIDER)

     Under this rider, if the insured (under VUL) or last surviving insured (under SVUL) has a life expectancy of twelve months or less, you may request a portion or all of the Policy Proceeds as an accelerated death benefit. You must elect this rider in order to have it included in your policy. Under the VUL Policy, this election can be made at any time. Under the SVUL Policy, you can elect this rider only after the first death of an insured. This rider is not available on Qualified Policies.

     You can cancel this rider at any time by sending us a signed notice. This rider will end on the date we receive your request.

     You may elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to:


Elected                Eligible             Interest              Administrative                Elected percentage of
percentage      x      proceeds      x      factor        --      fee (up to $150)      --      an unpaid Policy loan



     Minimum accelerated benefit amount: $25,000.

     Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC policies).

     If you accelerate less than 100% of the eligible proceeds, the remaining Face Amount of your policy after we pay this benefit must be at least $50,000. We do not permit any subsequent acceleration.

     When we make a payment under this rider, we will reduce your policy's Face Amount, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected.

     Amounts received under this rider generally will be excludable from your gross income under IRC Section 101(g). The exclusion from gross income will not apply, however, if you are not the insured or if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours.

     In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of a "life insurance contract" under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform to any requirements the IRS may enact.

     LIFE EXTENSION BENEFIT RIDER (LEB)

     Under this rider, on the policy anniversary on which the insured (under
VUL) or younger insured (under SVUL) is (or would have been) age 100, the Life Insurance Benefit will continue to equal the Life Insurance Benefit of the policy plus the death benefit payable under any riders in effect on the date of the insured's (under VUL) or last surviving insured's (under SVUL) death. Without this rider, on the policy anniversary on which the insured or younger insured is or would have been age 100, the Life Insurance

Benefit would be equal to the policy's Cash Value. You can cancel this rider by sending us a signed written notice. This rider will end on the Monthly Deduction Day on or next following receipt of your request.

     LEVEL FIRST-TO-DIE TERM RIDER (SVUL POLICIES ONLY)

     This rider provides a level term insurance death benefit that we will pay when either insured dies while this rider is in effect. We will only pay the benefit under this rider once, even if both insureds die at the same time. You may decrease the face amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the face amount of this rider. You may cancel this rider at any time by sending us a signed notice. The rider will end on the Monthly Deduction Day on or next following receipt of your request.

     SPOUSE'S PAID-UP INSURANCE PURCHASE OPTION RIDER (VUL POLICIES ONLY)

     This rider allows a spouse who is the beneficiary under the policy to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability when the insured dies. Subject to state availability, this rider is included in the VUL policy.

     The maximum Face Amount of the new paid-up whole life policy is the lesser of:

          (1) the amount of the Policy Proceeds payable under this policy (before any unpaid loan is deducted); or

          (2) $5,000,000.

     If the insured's spouse dies at the same time as the insured or within 30 days after the insured's death and does not exercise the option under this rider, we will pay a benefit to the spouse's estate equal to the lesser of the eligible proceeds or $2.5 million minus the premium payment that would have been required for that insurance.

     A third-party policyowner (including a trust) can also exercise the option and purchase a paid-up whole life policy on the life of the spouse as long as the third-party policyowner is also the beneficiary of the original policy and has written consent from the surviving spouse. The policyowner must have an insurable interest in the life of the spouse and the spouse must consent to the issuance of the new insurance in writing.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER (GMDB)

     As long as this rider is in effect and the benefit period has not expired, this rider guarantees that your policy will never lapse due to its Cash Surrender Value being insufficient to cover the current monthly deduction charges. Under this rider, if your total monthly deduction charges are greater than your policy's Cash Surrender Value, we will deduct as much of the monthly deduction charges from the Cash Value as possible. We will then waive any excess amount of these charges including the charge for this and any other rider. Generally, this rider is available with a benefit period up to the insured's age 100 (under VUL) or the younger insured's age 100 (under SVUL). This rider is available as long as the benefit period is at least ten years. You may cancel this rider at any time by sending us a signed notice. This rider will end on the Monthly Deduction Day on or next following receipt of your request.

     In exchange for the guarantee provided by this rider, you must make certain premium payments into your policy to keep the rider in force. The premium you must pay under this rider varies by policy and is called the monthly "Guaranteed Minimum Death Benefit (GMDB) premium." You will find it on your Policy Data Page. The monthly GMDB premium may change if you modify your policy or any of the riders attached to your policy. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis. Rather, we will perform a GMDB premium test each month to determine if you have made enough cumulative premium payments to keep the rider in effect.

     If your policy does not satisfy the GMDB premium test and your policy fails the test by an amount that is more than one monthly GMDB premium, we will notify you that your policy has failed this test. The rider will terminate unless you make a premium payment in an amount necessary to pass the GMDB premium test before the next Monthly Deduction Day. If the rider terminates, we will reinstate it if we receive the required premium payment before the Monthly Deduction Day that follows the date the rider terminated. If the rider terminates during a period when the rider benefit is in effect, your policy will enter the late period and will lapse unless the required payment is made.

     Having this rider affects your ability to take policy loans in the following way:

          (a) If you take a loan during the first two Policy Years, this rider will end.

          (b) After the first two Policy Years, you may take loans within certain limits. On the day you take a loan (or when any unpaid loan interest is charged as an additional loan), the Cash Surrender Value of your policy less the new loan and the amount of any current outstanding loan balance must be greater than the cumulative monthly GMDB premiums which were required up to the time you take the loan, accumulated at an annual effective interest rate of up to 6.0% as of that date.

     TERM INSURANCE ON OTHER COVERED INSURED ("OCI") RIDER (VUL POLICIES ONLY)

     The minimum amount of term insurance that you can apply for under this rider is $25,000. The term insurance under this rider will end when the Primary Insured dies. However, provided the rider is in effect, you can convert the term insurance on any living OCI under age 70 to any permanent plan of insurance we offer within 31 days after the Monthly Deduction Day on or following the date of the Primary Insured's death. To convert the term insurance for any living OCI pursuant to the restrictions noted above, you must send a written request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the VUL/SUVL prospectus (or any other address we indicated to you in writing). The term insurance under this rider also will end if the base policy ends. In no event will this rider continue beyond the policy anniversary on which the Primary Insured is age 100.

     We refer to any person who is covered under this rider as an "Other Covered Insured." This rider is not available on the Primary Insured.

     GUARANTEED INSURABILITY RIDER (VUL POLICIES ONLY)

     Scheduled option dates are the policy anniversaries on which the Primary insured attains each of the following ages: 22, 25, 28, 31, 34, 40, 43, and 46. An alternative option date is the Monthly Deduction Day on or following the date that is three months after any of these events:

       -- the marriage of the Primary insured;

       -- the birth of a living child to the Primary insured; or

       -- the legal adoption of a child by the Primary Insured.

     If elected, the new policy or increase in Face Amount will take effect as of a scheduled or alternative option date. This date always will be a Monthly Deduction Day. When one of the events that would trigger an alternative option date occurs, we will automatically provide term insurance for any period before or after a scheduled option date. If you purchase additional insurance coverage on an alternative option date, you may not purchase additional insurance coverage on the next scheduled option date.

     In order to exercise this rider's benefit on an option date, the rider must be in effect on that date. The minimum amount of additional insurance coverage that you can purchase on each option date is $10,000 and the maximum amount is the lesser of $150,000 or a multiple of the policy's Face Amount based on the Primary Insured's age when the policy was Issued, The multiples are set forth below:

AGE AT ISSUE                                               MULTIPLE
------------                                         -------------------
18-21..............................................  5 times Face Amount
22-37..............................................  2 times Face Amount
38-43..............................................  1 times Face Amount

     This rider will end on the policy anniversary on which the Primary Insured is age 46. However, if any of the events that trigger an alternative option date occurs within 3 months before that anniversary, you will continue to have the right to purchase additional Insurance coverage until that option date. We will provide the automatic term insurance coverage up to that option date as well.

     INSURANCE EXCHANGE RIDER (VUL POLICIES ONLY)

     When an exchange is made to a new policy the Cash Value of your policy will be transferred to the new policy and become the Cash Value for the new policy. However, the Cash Surrender Value under the new policy may be different since surrender charges will be based on the new insured's age and gender. Please note that in order to exercise the Insurance Exchange Rider, you must send a completed Insurance Exchange Rider form to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you In writing).

     The maximum Face Amount of the new policy is the lesser of the Face Amount of the original policy on the Policy Date or the Face Amount of the original policy on the date of the exchange,

     Before we can issue the new policy, you must provide us with evidence of insurability on the new Insured and have an insurable interest in the new insured. The Policy Date and the Issue Date of the new policy will be the date on which the policy is exchanged. The new cost of insurance rates, premium payments and charges will be based on the new insured's age, gender, and risk classification at the time the exchange occurs. However, surrender charges on the new policy will be measured from the Policy Date of the original policy.

     Under certain circumstances, you may be required to make a payment in order to exercise the exchange rider:

          (1) If the Cash Surrender Value of the new policy will exceed the Cash Surrender Value of the original policy, then a payment equal to 103% of the difference between these two values is required.

          (2) If the Cash Surrender Value of the new policy after the exchange would be zero or lower, then a payment in an amount sufficient to keep the new policy in effect for two months following the date of exchange is required.

     This payment will be treated as a premium payment and will be applied to your policy.

     The IRS has ruled that an exchange of policies pursuant to this type of rider does not qualify as a tax-deferred exchange under IRC Section 1035. Accordingly, the exercise of your rights under this rider will result in a taxable event. You will be required to include in gross income an amount equal to the gain in the policy. The exercise of your rights under this rider also may result in the new policy's classification as a modified endowment contract, as discussed in the prospectus. You should consult your tax adviser about the potential adverse tax consequences of exercising your rights under this rider.

     MONTHLY DEDUCTION WAIVER RIDER (VUL POLICIES ONLY)

     You must provide proof that the Primary Insured has been totally disabled for at least six consecutive months before we will waive any monthly deduction charges. We will waive the monthly deduction charges as long as the disability continues. From time to time we may require proof that the insured is totally disabled. We will pay for any medical examination necessary in connection with such proof.

     In addition, the following special rules apply:

       -- if the total disability begins on or before the policy anniversary on which the Primary Insured is age 60 and continues to the policy anniversary on which the insured is age 65, we will waive the monthly deduction charges under this policy for the remainder of the time that the policy is in effect. We will not require any further proof of disability.

       -- If the total disability begins after the policy anniversary on which the Primary Insured is age 60 but before age 65, we will waive the monthly deduction charges, as long as the disability continues, until the policy anniversary on which the Primary Insured is age 65.

     We will not waive the monthly deduction charges for any disability that begins on or after the policy anniversary on which the Primary Insured is age 65.

     In the event of the total disability (as defined in the rider), we will waive the following deductions from Cash Value on each Monthly Deduction Day:

       -- the monthly cost of insurance for the base policy;

       -- the monthly cost of riders, if any;

       -- the monthly contract charge;

       -- the monthly per thousand charge, if any; and

       -- the monthly Mortality and Expense Risk charge.

     ACCIDENTAL DEATH BENEFIT RIDER (VUL POLICIES ONLY)

     We will pay the additional death benefit if the Primary Insured dies within one year of such accident. No benefit is payable under the rider if the death of the insured occurs before the insured's first birthday or after the policy anniversary on which the insured is age 70.

     CHILDREN'S INSURANCE RIDER (VUL POLICIES ONLY)

     A child born to, or legally adopted by, the Primary Insured while the rider is in effect is also a covered child. For a child to be covered under this rider, he or she must be age 18 or younger when this rider is issued, or when that child would otherwise be covered. However, no child is covered under this rider until the 15th day after birth.

     If the Primary Insured dies while this rider is in effect, the term insurance on each covered child will continue at no additional cost. This is known as paid-up Insurance. Although paid-up Insurance has no loan value, it does have cash value and can be surrendered for its cash value.

     When you apply for this rider, you must specify how many units of insurance coverage will apply to each covered child. You may purchase one to twenty-five units of coverage on each child. Each unit provides $1000 of level term insurance. The number of units must be for the same child. Each child covered under this rider is issued in a standard risk class.

     The term insurance coverage, or the paid-up insurance, on each covered child will end the earlier of:

       -- The policy anniversary on which the covered child is age 25; or

       -- The policy anniversary on which the Primary Insured, is, or would have been, age 65.

     Within 31 days after the date on which the term insurance ends, you or the covered child can convert the term insurance to any permanent plan of insurance we offer, without any evidence of insurability. The maximum face amount of the new policy is five times the amount of the term insurance coverage on the covered child. The premium rates for the new policy will be based on the age and sex of the covered child, and our premium rates in effect on the date of conversion.

     OPTIONS AVAILABLE AT NO ADDITIONAL CHARGE

       -- DOLLAR COST AVERAGING

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.

     If you decide to use the Dollar Cost Averaging feature, we will ask you to specify:

          (1) the dollar amount you want to have transferred (minimum transfer:
     $100);

          (2) the Investment Division you want to transfer money from;

          (3) the Investment Divisions and/or Fixed Account you want to transfer money to;

          (4) the date on which you would like the transfers to be made, within limits; and

          (5) how often you would like the transfers made: monthly, quarterly, semiannually, or annually.

     You may not make Dollar Cost Averaging transfers from the Fixed Account, but you can make Dollar Cost Averaging transfers into the Fixed Account. In addition, you cannot make transfers into the DCA Plus Account. Transfers out of the DCA Plus Account are subject to the DCA Plus Program (see below).

     We will make Dollar Cost Averaging transfers on the date you specify, or if the date you specify if not a Business Day, on the next Business Day. You can specify any day of the month other than the 29th, 30th or 31st of the month. To process a Dollar Cost Averaging transfer you must send a written request, in a form acceptable to us, to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus (or any other address we indicate to you in writing). NYLIAC must receive the request in writing one week prior to the date the transfer(s) are scheduled to begin.

     The minimum Cash Value required to elect this option is $2,500. We will suspend this feature automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar Cost Averaging transfers will resume automatically as last requested.

     You may cancel the Dollar Cost Averaging feature at any time. To cancel the Dollar Cost Averaging feature, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus (or any other address we indicate to you in writing). You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two policy features. Dollar Coat Averaging is not available when the DCA Plus Program is in place.

       -- DOLLAR COST AVERAGING PLUS PROGRAM (MAY BE DISCONTINUED AT ANY TIME)

     This feature permits you to set up automatic dollar cost averaging using the DCA Plus Account when an initial premium payment is made. If you participate in the DCA Plus Account program you cannot use traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep until the account is closed 12 months following the expiration of the policy's "Right to Examine" period.

     IF YOU ELECT TO PARTICIPATE IN THIS PROGRAM, YOUR ENTIRE INITIAL NET PREMIUM MUST BE ALLOCATED TO THE DCA PLUS ACCOUNT. SUBSEQUENT PREMIUMS RECEIVED WITHIN 12 MONTHS FOLLOWING THE EXPIRATION OF THE POLICY'S "RIGHT TO EXAMINE" PERIOD WILL ALSO BE ALLOCATED TO THE DCA PLUS ACCOUNT UNLESS YOU DIRECT US OTHERWISE.

     The DCA Plus program allows you to make regular periodic allocations from the DCA Plus Account into the Investment Divisions and/or Fixed Account over a twelve-month period. It involves the automatic transfer of a specified amount from the DCA Plus Account into the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. The DCA Plus Account will credit interest at a rate, which we declare periodically, in advance, and at our sole discretion. This rate will never be less than an annual rate of 3%. We may credit different interest rates to the DCA Plus Account, the Fixed Account, and to any loaned amounts. Interest accrues daily and is credited on each Monthly Deduction Day. Contact your registered representative for the current rate. Amounts in the DCA Plus Account only earn the DCA Plus Account interest rate while they are in the DCA Plus Account waiting to be transferred to the Investment Divisions. Because the entire initial premium is not in the DCA Plus Account for the full year, the annual effective rate will not be achieved.

     Amounts in the DCA Plus Account will be transferred to the Investment Divisions and/or Fixed Account on each Monthly Deduction Day for a period of twelve months immediately following the policy's

"Right to Examine Period". The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Plus Account as of the date of the transfer. Transfers from the DCA Plus Account occur automatically and are based on the following formula:

-------------------------------------------------------------
                               AMOUNT TRANSFERRED FROM THE
                                     DCA PLUS ACCOUNT
  MONTHLY DEDUCTION DAY          (AS A PERCENTAGE OF THE
(FOLLOWING THE "RIGHT TO     DCA PLUS ACCOUNT VALUE AS OF THE
    EXAMINE" PERIOD)        APPLICABLE MONTHLY DEDUCTION DAY)
-------------------------------------------------------------
             1                              8.33%
-------------------------------------------------------------
             2                              9.09%
-------------------------------------------------------------
             3                             10.00%
-------------------------------------------------------------
             4                             11.11%
-------------------------------------------------------------
             5                             12.50%
-------------------------------------------------------------
             6                             14.29%
-------------------------------------------------------------
             7                             16.67%
-------------------------------------------------------------
             8                             20.00%
-------------------------------------------------------------
             9                             25.00%
-------------------------------------------------------------
            10                             33.33%
-------------------------------------------------------------
            11                             50.00%
-------------------------------------------------------------
            12                            100.00%
-------------------------------------------------------------


     The entire value of the DCA Plus Account will be completely transferred to the Investment Divisions and/or Fixed Account within 12 months following the expiration of the policy's "Right to Examine" period. For example, if you allocate an initial premium payment to the DCA Plus Account under which the 12-month term will end on December 31, 2009 and we receive a subsequent premium payment for the DCA Plus Account before December 31, 2009, we will allocate the subsequent premium payment to the same DCA Plus Account and transfer the entire value of the DCA Plus Account to the Investment Divisions and/or Fixed Account by December 31, 2009 based on the schedule shown above, even though a portion of the money was not in the DCA Plus Account for the entire 12-month period.

     You can make partial surrenders and transfers (in addition to the automatic transfers described above) from the DCA Plus Account at any time without penalty.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA PLUS ACCOUNT.

     Use of the DCA Plus Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Plus Account.

     You can cancel the DCA Plus Account at any time. To cancel the DCA Plus Account, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus (or any other address we indicate to you in writing). Upon receiving your cancellation request we will transfer the entire DCA Plus Account balance to the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. We reserve the right to stop offering the DCA Plus Account at any time. DCA Plus may not be available in all jurisdictions.

       -- AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain a set investment mix. For example, you could specify that 50% of the amount you have in the Investment. Divisions of the Separate Account be allocated to a particular Investment Division, and the other 50% be allocated to another Investment Division. Over time, the variations in each of these Investment Divisions' investment results would cause this balance to shift. If you elect to have the Automatic Asset Reallocation feature, we will automatically reallocate the amounts you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

     We will make all Automatic Asset Reallocation transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can choose to schedule the investment reallocations quarterly, semi-annually, or annually, but not on a monthly basis. You can specify any day of the month other than the 29th, 30th, or 31st. A previously established Automatic Asset Reallocation will be automatically canceled if we process a separate request to transfer funds among the Investment Divisions, Fixed Account, and DCA Plus Account or a request to change the allocation of subsequent premium payments. We will not process Automatic Asset Reallocation transfers unless we have received a written request at VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus. NYLIAC must receive the request in writing one week prior to the date the transfer(s) are scheduled to begin.

     The minimum Cash Value you must have allocated to the Separate Account is $2,500. We will suspend this feature automatically if the Cash Value is less than $2,000 on a reallocation date. Once the Cash Value equals or exceeds $2,000, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions for this feature.

     A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions, Fixed Account and DCA Plus Account, or a request to change the allocation of subsequent premium payments, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.

     You can cancel the Automatic Asset Reallocation feature at any time. To cancel the Automatic Asset Reallocation feature, you must send a written cancellation request, in a form acceptable to us, to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus. by written request. You cannot elect Automatic Asset Reallocation if you have chosen Dollar Cost Averaging. However, you have the option of alternating between these two policy features. Automatic Asset Reallocation is not available when the DCA Plus program is in place.

       -- INTEREST SWEEP

     You can choose to make interest sweep transfers out of the Fixed Account if the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an interest sweep transfer unless we have received a written request, in a form acceptable to us, at VPSC at one of the addresses listed on the first page of the VUL/SVUL (or any other address we indicate to you in writing). NYLIAC must receive the request in writing one week prior to the date the transfer(s) are scheduled to begin.

     You cannot choose the interest sweep feature if you have instructed us to pay any part of your policy charges from the Fixed Account. If you want to elect the interest sweep feature and you want to allocate your charges, you must allocate your charges to the MainStay VP Cash Management Investment Division.

     You can request interest sweep in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation feature. If an interest sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the interest sweep transfer first.

     If an interest sweep transfer would cause more than the greater of: (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the interest sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds $2,000, the interest sweep feature will resume automatically as scheduled. You can cancel the interest sweep feature at any time by written request. To cancel the interest sweep feature, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the VUL/SVUL prospectus (or any other address we indicate to you in writing). Interest Sweep is not available when the DCA Plus Program is in place.

       -- POLICY SPLIT OPTION (SVUL POLICIES ONLY)

     This option allows you to split your policy into two single adjustable life insurance policies that each insure the life of one of the insureds under certain circumstances. You are allowed to make this split within six months after either of the following two dates:

     (1) the date a final divorce decree which terminates the marriage of the insureds has been in effect for six months; or

     (2) the effective date of a change in the federal tax law that results in:

          (a) a reduction in the unlimited federal estate tax marital deduction provision (Section 2056 of the IRC), or

          (b) a reduction of at least 50% in the level of estate tax rate from the 1986 Tax Act payable on death.

     In addition, a split can be made for any other reason we agree. You must request a policy split in writing. At the time of the split: (1) both insureds must be living; (2) we will not ask for evidence of insurability (except in certain jurisdictions); (3) each new policy will be an adjustable life insurance policy, which we offer for the purpose of this option and which was available on the Policy Date of your original policy; and (4) an insurable interest must exist between the owner of each new policy and the insured of that new policy under all applicable laws.

     The Policy Date and Issue Date of each new policy will be the date when you split the policy. The policyowner and beneficiary of each new policy will be the same as under the original policy, unless you state otherwise.

     We will not assess a fee on a policy that is terminating as a result of a policy split. However, we will apply all fees and charges that generally apply to the type of policy into which you are splitting your policy, to each of the new policies that result from the policy split. The cost of insurance rates for each new policy will be based on the insured's age and gender on the date of the split and most recent underwriting class on the original policy. The initial premium for each new policy will be one half of the Cash Value of the original policy less any unpaid loan (including any accrued loan interest).

     The Face Amount of each new policy will equal one half of the original base policy Face Amount, plus one half of the face amount of any riders on the original policy. The benefits from any Level First-To-Die Term Rider in effect will be excluded from this calculation. If the original policy has been assigned, each new policy will have the same assignment.

     Splitting your policy may have certain adverse tax consequences. The IRS has ruled privately that where the insured or insureds of an insurance policy that is exchanged for a new policy are not identical to the insured or insureds of the new policy, the exchange is taxable.

       -- UPROMISE (VUL POLICIES ONLY)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this Rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $25 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your VARIABLE LIFE POLICY for tax purposes will be lowered by the amount of our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the onetime amount of $25 is deposited into your Upromise Account. There is no additional cost for this rider.

EXAMPLES OF IRC SECTION 7702 ON LIFE INSURANCE BENEFITS

     Under this policy, you can choose from different Life Insurance Benefit Options. The following are standardized examples of how the choice of the GPT or CVAT can impact the Life Insurance Benefit.

                                    EXAMPLES
             (EFFECT OF IRC SECTION 7702 ON LIFE INSURANCE BENEFIT)
                                       VUL

                         LIFE INSURANCE BENEFIT OPTION 1

EXAMPLE 1:
 Male Nonsmoker Age 45 at Death;
 7702 Test: Guideline Premium Test


                                POLICY A     POLICY B
(1) Face Amount............    $1,000,000   $1,000,000
(2) Cash Value.............    $  400,000   $  500,000
(3) IRC Section 7702
    Percentage on Date of
    Death..................          215%         215%
(4) Cash Value multiplied
    by 7702 Percentage.....    $  860,000   $1,075,000
(5) Death Benefit = Greater
    of (1) and (4).........    $1,000,000   $1,075,000



                         LIFE INSURANCE BENEFIT OPTION 2

EXAMPLE 1:
 Male Nonsmoker Age 45 at Death;
 7702 Test: Guideline Premium Test


                                 POLICY A     POLICY B
(1) Face Amount.............    $1,000,000   $1,000,000
(2) Cash Value..............    $  400,000   $  900,000
(3) IRC Section 7702
    Percentage on Date of
    Death...................          215%         215%
(4) Cash Value multiplied by
    7702 Percentage.........    $  860,000   $1,935,000
(5) Death Benefit Greater of
    (1) + (2) and (4).......    $1,400,000   $1,935,000




                         LIFE INSURANCE BENEFIT OPTION 1

 EXAMPLE 2:
  Male Nonsmoker Age 45 at Death;
  7702 Test: Cash Value Accumulation Test


                                POLICY A     POLICY B
(1) Face Amount.............   $1,000,000   $1,000,000
(2) Cash Value..............   $  200,000   $  500,000
(3) IRC Section 7702
    Percentage on Date of
    Death...................         346%         346%
(4) Cash Value multiplied by
    7702 Percentage.........   $  692,000   $1,730,000
(5) Death Benefit = Greater
    of (1) and (4)..........   $1,000,000   $1,730,000



                         LIFE INSURANCE BENEFIT OPTION 2

 EXAMPLE 2:
  Male Nonsmoker Age 45 at Death;
  7702 Test: Cash Value Accumulation Test


                                POLICY A     POLICY B
(1) Face Amount.............   $1,000,000   $1,000,000
(2) Cash Value..............   $  300,000   $  600,000
(3) IRC Section 7702
    Percentage on Date of
    Death...................         346%         346%
(4) Cash Value multiplied by
    7702 Percentage.........   $1,038,000   $2,076,000
(5) Death Benefit = Greater
    of ((1)+(2)) and (4)....   $1,300,000   $2,076,000

                         LIFE INSURANCE BENEFIT OPTION 3

 EXAMPLE 3:
  Male Nonsmoker Age 45 at Death;
  7702 Test: Guideline. Premium Test


                                POLICY A     POLICY B
(1) Face Amount.............   $1,000,000   $1,000,000
(2) Adjusted Total Premium..      250,000   $  250,000
(3) Cash Value..............      500,000   $  750,000
(4) IRC Section 7702
    Percentage on Date of
    Death...................         215%         215%
(5) Cash Value multiplied by
    7702 Percentage.........   $1,075,000   $1,612,500
(6) Death Benefit = Greater
    of (1) + (2) and (5)....   $1,250,000   $1,612,500



 EXAMPLE 3:
  Male Nonsmoker Age 45 at Death;
  7702 Test: Cash Value Accumulation Test


                                POLICY A     POLICY B
(1) Face Amount.............   $1,000,000   $1,000,000
(2) Adjusted Total Premium..      250,000   $  250,000
(3) Cash Value..............      300,000   $  500,000
(4) IRC Section 7702
    Percentage on Date of
    Death...................         346%         346%
(5) Cash Value multiplied by
    7702 Percentage.........   $1,038,000   $1,730,000
(6) Death Benefit = Greater
    of (1) + (2) and (5)....   $1,250,000   $1,730,000



                                    EXAMPLES
             (Effect of IRC Section 7702 on Life Insurance Benefit)
                                      SVUL
                         LIFE INSURANCE BENEFIT OPTION 1
 EXAMPLE 1 (GUIDELINE PREMIUM TEST)
  Male, Preferred, Age 55/Female, Preferred, Age 50 at Death
  Life Insurance Benefit = Face Amount

                                 POLICY A    POLICY B
(1) Face Amount...............  1,000,000   1,000,000
(2) Cash Value................    100,000     550,000
(3) IRC Sec. 7702 Perc. On
    Date of Death.............       185%        185%
(4) Basic Death Benefit.......  1,000,000   1,000,000
(5) Cash Value multiplied by
    7702 percentage...........    185,000   1,017,500
(6) Death Benefit [Greater of
    (4) and (5)]..............  1,000,000   1,017,500




 EXAMPLE 2 (CASH VALUE ACCUMULATION TEST)
  Male, Preferred, Age 55/Female, Preferred, Age 50 at Death
  Life Insurance Benefit = Face Amount

                                 POLICY A    POLICY B
(1) Face Amount...............  1,000,000   1,000,000
(2) Cash Value................    100,000     275,000
(3) IRC Sec. 7702 Perc. On
    Date of Death.............       389%        389%
(4) Basic Death Benefit.......  1,000,000   1,000,000
(5) Cash Value multiplied by
    7702 percentage...........    389,000   1,069,750
(6) Death Benefit [Greater of
    (4) and (5)]..............  1,000,000   1,069,750


                         LIFE INSURANCE BENEFIT OPTION 2
 EXAMPLE 1 (GUIDELINE PREMIUM TEST)
  Male, Preferred, Age 55/Female, Preferred, Age 50 at Death
  Life Insurance Benefit = Face Amount + Cash Value

                                 POLICY A    POLICY B
(1) Face Amount...............  1,000,000   1,000,000
(2) Cash Value................    100,000     500,000
(3) IRC Sec. 7702 Perc. On
    Date of Death.............       185%        185%
(4) Basic Death Benefit.......  1,100,000   1,500,000
(5) Cash Value multiplied by
    7702 percentage...........    185,000     925,000
(6) Death Benefit [Greater of
    (4) and (5)]..............  1,100,000   1,500,000




 EXAMPLE 2 (CASH VALUE ACCUMULATION TEST)
  Male, Preferred, Age 55/Female, Preferred, Age 50 at Death
  Life Insurance Benefit = Face Amount + Cash Value

                                 POLICY A    POLICY B
(1) Face Amount...............  1,000,000   1,000,000
(2) Cash Value................    100,000     350,000
(3) IRC Sec. 7702 Perc. On
    Date of Death.............       389%        389%
(4) Basic Death Benefit.......  1,100,000   1,350,000
(5) Cash Value multiplied by
    7702 percentage               389,000   1,361,500
(6) Death Benefit [Greater of
    (4) and (5)]..............  1,100,000   1,361,500

                         LIFE INSURANCE BENEFIT OPTION 3
 EXAMPLE 1 (GUIDELINE PREMIUM TEST)
  Male, Preferred, Age 55/Female, Preferred, Age 50 at Death
  Life Insurance Benefit = Face Amount + Adjusted Total Premium

                                 POLICY A    POLICY B
(1) Face Amount...............  1,000,000   1,000,000
(2) Adjusted Total Premium....    200,000     200,000
(3) Cash Value................    100,000     650,000
(4) IRC Sec. 7702 Perc. On
    Date of Death.............       185%        185%
(5) Basic Death Benefit.......  1,200,000   1,200,000
(6) Cash Value multiplied by
    7702 percentage...........    185,000   1,202,500
(7) Death Benefit [Greater of
    (4) and (5)]..............  1,200,000   1,202,500




 EXAMPLE 2 (CASH VALUE ACCUMULATION TEST)
  Male, Preferred, Age 55/Female, Preferred, Age 50 at Death
  Life Insurance Benefit = Face Amount + Adjusted Total Premium

                                 POLICY A    POLICY B
(1) Face Amount...............  1,000,000   1,000,000
(2) Adjusted Total Premium....    200,000     200,000
(3) Cash Value................    100,000     325,000
(4) IRC Sec. 7702 Perc. On
    Date of Death.............       389%        389%
(5) Basic Death Benefit.......  1,200,000   1,200,000
(6) Cash Value multiplied by
    7702 percentage               389,000   1,264,250
(7) Death Benefit [Greater of
    (4) and (5)]..............  1,200,000   1,264,250


ADDITIONAL INFORMATION ABOUT CHANGING OPTIONS

     You can change your Life Insurance Benefit Option. The following Examples demonstrate the impact this change can have on your Life Insurance Benefit.

                                     EXAMPLE

 CHANGE FROM OPTION 1 TO OPTION 2



Cash Value..........................   $  200,000
Face Amount before option change....   $2,000,000
Face Amount after option change
  ($2,000,000 - $200,000)...........   $1,800,000
Life Insurance Benefit immediately
  before and after Option change....   $2,000,000




--------------------------------------------------------------------------------

 CHANGE FROM OPTION 3 TO OPTION 1


Adjusted Total Premium..............  $  100,000
Cash Value..........................  $  150,000
Face Amount before option change....  $2,000,000
Face Amount after option change
  ($2,000,000 + $100,000)...........  $2,100,000
Life Insurance Benefit immediately
  before and after Option change....  $2,100,000


 CHANGE FROM OPTION 2 TO OPTION 1



Cash Value..........................  $  150,000
Face Amount Before option change....  $2,000,000
Face Amount after option change
  ($2,000,000 + $150,000)...........  $2,150,000
Life Insurance Benefit immediately
  before and after Option change....  $2,150,000




--------------------------------------------------------------------------------

 CHANGE FROM OPTION 3 TO OPTION 2


Adjusted Total Premium..............  $  100,000
Cash Value..........................  $  200,000
Face Amount before option change....  $2,000,000
Face Amount after option change
  ($2,000,000 - $100,000)...........  $1,900,000
Life Insurance Benefit immediately
  before and after Option change....  $2,100,000

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by registered representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

     For VUL, the maximum commissions payable to a broker-dealer in the first 30 years are equivalent to the present value of an annual commission rate for 30 years of 4.6% per year.(1) Broker-dealers receive commission not to exceed 50% of the premiums paid up to a policy's Target Premium in Policy Year 1, 8% in Policy Year 2, 7% in Policy Year 3-10, 3.5% in Policy Years 11-15 and 3.0% in Policy Years 16-30, plus 3.0% of premiums paid in excess of such amount in Policy Years 1-30. Broker-dealers may also receive additional asset-based fees of 0.10% in Policy Years 11 and beyond.

     For SVUL, the maximum commissions payable to a broker-dealer in the first 30 years are equivalent to the present value of an annual commission rate for 30 years of 6.2% per year.(2) Broker-dealers receive commission not to exceed 50% of the premiums paid up to the Target Premium in Policy Year 1, 8% for Policy Year 2, 6.25% for Policy Years 3 and 4, 6.5% for Policy Years 5 and 6, 5.5% for Policy Years 7, 5.0% for Policy Years 8-10, and 3.5% for Policy Years 11-15, plus 3.0% of premiums paid in excess of such amount in Policy Years 1-15.

     The "Target Premium" is used in the calculation of the maximum commission payable and is based on the age(s) of the insured(s) at the inception of the policy, gender, and the face amount of the policy. Broker-dealers may also receive an allowance for expenses that ranges generally from 0% to 41% of first year premiums.

     The total commissions paid during the fiscal year ended December 31, 2008 were $3,024,742. NYLIFE Distributors did not retain any of these commissions.

     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

     Unaffiliated broker-dealers may receive sales support for products manufactured and issued by New York Life or its affiliates from Brokerage General Agents ("BGAs") who are not employed by New

----------
(1) Assumes a discount rate of 6%. Additional assumptions for VUL product are Male Issue Age 40, issued preferred, with a planned annual premium of $10,000 and an initial face amount of $250,000.

(2) Assumes a discount rate of 6%. Additional assumptions for the SVUL product are Male Issue Age 55, issued preferred, and Female Issue Age 50, issued preferred, with a planned annual premium of $15,000 and an initial face amount of $1,000,000.

York Life. BGAs receive commissions on the policies based on a percentage of the commissions the registered representative receives and an allowance for expenses based on first year premiums paid.

     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

     The policies are sold and premium payments are accepted on a continuous basis.

                              UNDERWRITING A POLICY

     The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations include: (a) the insured's age; (b) the insured's health history; (c) whether the insured smokes or not; and (d) the amount of insurance coverage requested on the policy application. As risk factors are added (i.e., higher age, smoker, poor health history, higher insurance coverage) the amount of the premium required for an approved policy will increase.

     In the case where a policy's Face Amount of coverage is increased, monthly deductions are calculated by allocating Cash Values based on the earliest layer(s) of coverage first.

                      ADDITIONAL INFORMATION ABOUT CHARGES

     The following example reflects how charges can impact a policy.

                                   VUL EXAMPLE

     This example assumes a male insured, issue age 40, preferred rating, a Target Premium of $2,990, a scheduled annual premium of $3,500, an initial Face Amount of $250,000, and a selection of Life Insurance Benefit Option 1 by the policyowner. It also assumes current charges and a 6% hypothetical gross annual investment return, which results in a 5.14% net annual investment return. It also assumes the policy is in its first Policy Year. There is no guarantee that the current charges illustrated below will not change.



PREMIUM                             $3,500.00
  Less sales expense charge(1)         150.95
  Less state premium tax charge
     (2%)                               70.00
  Less Federal tax charge
       (1.25%) (if applicable)          43.75
--------------------------------    ---------

NET PREMIUM                         $3,235.30
  Plus net investment
       performance (earned from
       the Investment Divisions
       and/or the Fixed Account)       143.28

  Less total annual monthly
       contract charge(2)              420.00
  Less total annual monthly cost
       of insurance charge
       (varies monthly)                 55.38
  Less total annual monthly cost
       of riders(3)                      0.00
  Less total annual Mortality
       and Expense Risk
       charge(4)                        16.07

  Less total annual per Thousand
       Face Amount charge              340.86
--------------------------------    ---------





CASH VALUE                          $2,546.27
Less Surrender Charge(5)             1,750.00
  (if applicable)




CASH SURRENDER VALUE
  (as of the end of first Policy
  Year)                             $796.27



 You choose the amount of premium you intend to pay and the frequency with which you intend to make these payments. We call this your planned premium. Any additional premium payments you make are called unplanned premiums.

 We allocate your net premium to the Investment Divisions, the Fixed Account and/or DCA Plus Account based on your instructions.

 Cash Value may be used to determine the amount of your Life Insurance Benefit as well as the Cash Surrender Value of your policy.

 We may assess a surrender charge when you make a Face Amount decrease, partial withdrawal, or full surrender in the first ten Policy Years, or within ten years after you increase the Face Amount.(5)

 The amount of loans, withdrawals and surrenders you can make is based on your policy's Cash Surrender Value. Your policy will terminate if your Cash Surrender Value is insufficient to pay your policy's monthly charges.

--------

(1) For details about how we calculate the sales expense charge for your policy, please refer to the Table of Fees and Expenses in the prospectus.

(2) We currently deduct a monthly contract charge of $35 per month from a policy in its first Policy Year. For a policy in a later Policy Year, we currently expect to deduct a monthly contract charge of $15 per month in Policy Years 2-10 and $10 in Policy Years 11 and beyond.

(3) This example assumes you have not chosen any riders.

(4) For details about how we calculate the Mortality and Expense Risk charge for your policy, please refer to the Table of Fees and Expenses in the prospectus.

(5) If you surrender your Policy in the first Policy Year, we will include an additional contract charge in the surrender charge we deduct from your policy. For details, please refer to the Table of Fees and Expenses in the prospectus.

                                  SVUL EXAMPLE

     This example assumes a male issue age 55 and female issue age 50, both preferred, a Target Premium of $12,662, a face amount of $1,000,000, and life insurance benefit option 1. This example assumes you pay an annual planned premium of $15,000 at the beginning of the Policy Year and that you do not make any unplanned premium payments. It assumes current charges and a 6% hypothetical gross annual Investment return, which results in a 5.14% net annual investment return. It also assumes the policy is in its first Policy Year. There is no guarantee that the current charges illustrated below will not increase.



PREMIUM                            $15,000.00
  Less sales expense charge(1)         645.27
  Less state premium tax charge        300.00
     (2%)
  Less Federal tax charge              187.50
     (1.25%)
       (if applicable)
-------------------------------    ----------

NET PREMIUM                        $13,867.23
  Plus net investment                  654.69
       performance for one year
       (earned from the
       Investment Divisions
       and/or the Fixed
       Account) (varies daily)
  Less total annual monthly            420.00
       contract charge for one
       year(2)
  Less total annual monthly             15.23
       cost of insurance charge
       (varies monthly and with
       age)
  Less total annual monthly              0.00
       cost of riders (3)
  Less total annual Mortality           72.65
       and Expense risk
       charge(4)
  Less total annual per              1,593.36
       Thousand Face Amount
       Charge (not including
       riders)
-------------------------------    ----------




CASH VALUE                         $12,420.68
Less surrender charge(5)             7,500.00
       (if applicable)
-------------------------------    ----------




CASH SURRENDER VALUE               $4,920.68
  (at the end of the first Policy
  Year)



You choose the amount of premium you intend to pay and the frequency that you intend to make these payments. We call this your planned premium. Any additional premium payments you make are called unplanned premiums.

We allocate your net premium to the Investment Divisions, the Fixed Account and/or DCA Plus Account based on your instructions.

Cash Value is used to determine the amount of your Life Insurance Benefit as well as the Cash Surrender Value of your policy.

We may assess a surrender charge when you make a Face Amount decrease, partial withdrawal or full surrender in the first ten Policy Years, or within ten years after you increase the Face Amount.(5)

The amount of loans, withdrawals and surrenders you can make is based on your policy's Cash Surrender Value. Your policy will terminate if your Cash Surrender Value is insufficient to pay your policy's monthly charges.

--------

(1) For details about how we calculate the sales expense charge for your policy, you should refer to the Table of Fees and Expenses in the prospectus.

(2) We currently deduct a monthly contract charge of $35 per month from a policy in its first Policy Year. For a policy in a later Policy Year, we currently expect to deduct a monthly contract charge of $15 per month in Policy Years 2-10 and $10 in Policy Years 11 and beyond.

(3) This example assumes you have not chosen any riders.

(4) For details about how we calculate the Mortality and Expense Rate charges for your policy, please refer to the Table of Fees and Expenses in the prospectus.

(5) If you surrender your policy in the first Policy Year, we will include an additional contract charge in the surrender charge we deduct from your policy. For details, please refer to the Table of Fees and Expenses in the prospectus.

     The following is additional information about specific charges that can be associated with your policy.

DEDUCTIONS FROM PREMIUMS

       -- SALES EXPENSE CHARGE

     We deduct a sales expense charge from each premium you pay to partially cover our expenses of selling the policy to you. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge, they will be recovered from the NYLIAC surplus, including any amounts derived from the Mortality and Expense Risk charge, the charge for cost of insurance protection, the per thousand Face Amount charge, or the monthly contract charge. The sales expense charge we deduct is a percentage of the premium you pay. This percentage varies depending on whether the total premium you have paid in any given Policy Year is above or below the Target Premium for your policy.

     When your policy is issued, we determine the initial Target Premium for your policy. Your Target Premium is based on the specific Age, sex, and underwriting class of the insured(s) and the base policy amount. We use the Target Premium for the purpose of calculating the sales expense charge. An increase in your Target Premium generally will increase the sales expense charge. You can find your initial Target Premium on the Policy Data Page. If you increase the Face Amount of your base policy, we will increase your Target Premium to reflect the amount of the increase and the insured's attained age on the most recent policy anniversary. If you decrease the Face Amount of your base policy, we will correspondingly decrease your Target Premium, starting with the portion of your Target Premium attributable to the most recent increase.

       -- STATE PREMIUM TAX CHARGE

     Some jurisdictions impose a tax on the premiums insurance companies receive from their policyowners currently ranging from 0.0% to 3.5% of premium payments. We deduct a charge of 2% of all premiums we receive to cover these state premium taxes. This charge may not reflect the actual premium tax charged in your state. We may increase the amount we deduct as a state premium tax charge to reflect changes in the law. Our right to increase this charge is limited in some jurisdictions by law.

       -- FEDERAL TAX CHARGE

     NYLIAC's Federal tax obligations will increase based upon premiums associated with Non-Qualified Policies. For Non-Qualified Policies, we deduct 1.25% of each premium payment you make to cover the Federal tax that results. We do not deduct this charge from Qualified Policies. We may increase the amount we deduct as a federal tax charge to reflect changes in the law.

       -- OTHER TAX CHARGES

     Other than the Federal tax charge (discussed above), no other charge is currently made on the Separate Account for our Federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our Federal income taxes that are attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account and the DCA Plus Account, we may impose a charge for the policy's share of NYLIAC's Federal income taxes attributable to the Fixed Account and the DCA Plus Account.

     Under current laws, we may incur state or local taxes other than premium taxes (including income, franchise and capital taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

TRANSACTION CHARGES

  SURRENDER CHARGES

     - Charges in Policy Years 1-10--The Surrender Charge we deduct is the lesser of 1 or 2, where:

       1 = 50% of the total premiums you have paid under the policy; or

       2 = a percentage of the Surrender Charge Premium (as shown in the table below for the applicable Policy Year). The Surrender Charge Premium is shown on your Policy Data Page. The Surrender Charge we deduct if you surrender your policy or decrease the Face Amount of your policy is described below.

                                                             PERCENTAGE
                                                               APPLIED
                                                             ----------
POLICY YEAR                                                  SVUL   VUL
-----------                                                  ----   ---
1..........................................................   91%    94%
2..........................................................   84%    89%
3..........................................................   77%    84%
4..........................................................   71%    80%
5..........................................................   66%    75%
6..........................................................   61%    71%
7..........................................................   57%    67%
8..........................................................   53%    64%
9..........................................................   49%    60%
10.........................................................   46%    56%
11+........................................................    0%     0%


Example: For VUL, assume that a policyowner (a) has a policy with a Surrender
         Charge Premium of $12,976, (b) has paid $10,000 of premiums under the policy, (c) has not increased the Face Amount of the policy, and (d) surrenders the policy in the third Policy Year. The surrender charge for the policy would be the lesser of 84% of the Surrender Charge Premium ($10,900) or (ii) 50% of the total premiums paid ($5,000). In this case, the surrender charge would be $5,000.

         For SVUL, assume that a policyowner (a) has a policy with a Surrender Charge Premium of $12,976, (b) has paid $10,000 of premiums under the policy, (c) has not increased the Face Amount of the policy, and (d) surrenders the policy in the third Policy Year. The surrender charge for the policy would be the lesser of 77% of the Surrender Charge Premium ($9,992) or (ii) 50% of the total premiums paid ($5,000). In this case, the surrender charge would be $5,000.

       -- Additional Contract Charge on a Surrender or Lapse in the First Policy
          Year--If you surrender your policy during the first Policy Year, we will deduct an additional contract charge when you surrender your policy. This charge will also apply if the policy lapses during the first Policy Year and is reinstated subsequently. This additional charge equals (a-b) x c where:

       a = the monthly contract charge for the first Policy Year;

       b = the monthly contract charge for subsequent Policy Years (currently, $20); and

       c = the number of Monthly Deduction Days that would have occurred had the policy stayed in effect between the date of lapse/surrender of the policy and what would have been the first Policy Anniversary (or the date of reinstatement).

     This charge will not exceed $220.

       -- Surrender Charge Schedule After Face Amount Increases--If you increase your policy's Face Amount (other than an increase resulting from a change in your Life Insurance Benefit option), we will apply a new surrender charge schedule to the amount of the increase in the Face Amount. This schedule will start on the date we process your request. The Surrender Charge Premium we use under this schedule will be based on the insured's age on the most recent Policy Anniversary at the time of the increase. The original surrender charge schedule will continue to apply to the original Face Amount of your policy. If you have made multiple increases to the Face Amount of your policy, and later decide to decrease the Face Amount of your policy or surrender it, we will calculate the surrender charge in the following order:

          (1) based on the surrender charge associated with the last increase in Face Amount;

          (2) based on each prior increase, in the reverse order that the increases occurred; and

          (3) based on the initial Face Amount.

       -- Surrender Charges on Face Amount Decreases -- If you decrease the Face
          Amount of your policy, we will deduct a surrender charge, if applicable. This charge will equal the difference between the surrender charge that we would have charged if you had surrendered your entire policy before the decrease and the surrender charge that we would charge had you surrendered your entire policy after the decrease. We will not impose a surrender charge on a decrease or termination of any rider.

                                     EXAMPLE

Face Amount Prior to Decrease.........................................  $500,000
AMOUNT OF DECREASE....................................................  $100,000
Face Amount after Decrease............................................  $400,000
Surrender Charge on Face Amount prior to Decrease ($500,000)..........  $  1,280
Less Surrender Charge on Face
  Amount after Decrease ($400,000)....................................  $  1,030
Surrender Charge Deducted.............................................  $    250


       -- Partial Surrender Fee--If you make a partial surrender we may deduct a processing fee not to exceed $25.

       -- Transfer Charge--We may impose a charge of $30 per transfer for each transfer after the first twelve in any Policy Year.

       -- Insufficient Funds Fee--If your premium payment is returned by the bank for insufficient funds, you will be charged a $20 fee for each returned payment.

DEDUCTIONS FROM CASH VALUE

       -- MONTHLY CONTRACT CHARGE

     On each Monthly Deduction Day, we will deduct a monthly contract charge to cover our costs for providing certain administrative services including premium collection, record keeping, processing claims, and communicating to our policyowners. This charge will not exceed $35 per month from policies in their first Policy Year and will not exceed $15 per month from policies in later Policy Years.

       -- CHARGE FOR COST OF INSURANCE PROTECTION

     The cost of insurance charge is calculated by adding any applicable flat extra charge (which might apply to certain insureds based on our underwriting) to the monthly cost of insurance rate which applies to the insured(s) at that time and multiplying the result by the Net Amount at Risk on the Monthly Deduction Day. The Net Amount at Risk is the difference between the current Life Insurance Benefit of your policy and the policy's Cash Value. Your cost of insurance charge will vary from month to month depending on the changes in the Net Amount at Risk as well as the cost of insurance rate. We expect to profit from this charge. Profits derived from this charge can be used for any corporate purpose. We calculate the cost of insurance separately for the initial Face Amount. If you request and we approve an increase in your policy's Face Amount, then a different rate class (and therefore cost of insurance rate) may apply to the increase, based on the insured(s)'s age and circumstances at the time of the increase.

       -- MORTALITY AND EXPENSE RISK CHARGE

     We assume a mortality risk that the group of lives we have insured under our policies will not live as long as we expected. In addition, we assume an expense risk that the cost of issuing and administering the policies we have sold will be greater than we have estimated. On each Monthly Deduction Day, we deduct a Mortality and Expense Risk charge from the Cash Value allocated to the Separate Account as of that day. This charge varies based on the cash value in the separate account and the policy duration. This charge will never be more than, on an annual basis, 0.75% of the cash value in the separate account. We may use any profit derived from the charge for any lawful purpose, including any distribution expenses not covered by the sales expense charge.

       -- MONTHLY PER THOUSAND FACE AMOUNT CHARGE

     On each Monthly Deduction Day, we deduct a per thousand Face Amount charge which varies by issue age, gender, risk, class, Face Amount, and policy duration.

       -- RIDER CHARGES--Each month, we deduct any applicable charges for any optional riders you have chosen.

     LOANS

     You can borrow up to:

     I.  ( (100%-a) x b) - c, where:

         a = the current loan interest rate;

         b = the policy's Cash Surrender Value; and

         c = the sum of three months of Monthly Deductions.

     Assuming that you have not reached this maximum, you may obtain additional loans during the life of your policy.

     Currently, the effective annual loan interest rate is 4%. If the interest is not paid, it is withdrawn on a pro rata basis across all Investment Divisions.

                            SURRENDER OF YOUR POLICY

     Cash Surrender Value is significant for 2 reasons:

       -- Loans and Partial Surrenders: You can take loans and partial surrenders from your policy based on the amount of the policy's Cash Surrender Value.

       -- Keeping Your Policy in Effect: Your policy may lapse without value if the Cash Surrender Value is insufficient to pay the monthly policy charges. Therefore, while premium payments are flexible, you may need to make additional premium payments so that the Cash Surrender Value of your policy is sufficient to pay the charges needed to keep your policy in effect.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2008 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PERFORMANCE SUMMARY FOR PORTFOLIOS AVAILABLE IN
NYLIAC VARIABLE UNIVERSAL LIFE INSURANCE PRODUCTS(1):
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008


                                                     PORTFOLIO   YEAR
                                                     INCEPTION    TO         1         3        5        10       SINCE
INVESTMENT DIVISIONS                                  DATE(2)    DATE      YEAR      YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds:
  Balanced--Initial Class                            5/2/2005   -24.85%   -24.85%    -5.08%     N/A      N/A      -2.68%
  Bond--Initial Class                                1/23/1984    3.72%     3.72%     4.92%    4.20%    5.21%      8.07%
  Capital Appreciation--Initial Class                1/29/1993  -38.87%   -38.87%   -10.47%   -4.12%   -4.79%      4.25%
  Cash Management--Current 7-day yield as of
     December 31, 2008 is 0.28%(3)                   1/29/1993    2.18%     2.18%     3.86%    3.07%    3.20%      3.72%
  Common Stock--Initial Class                        1/23/1984  -36.39%   -36.39%    -7.99%   -1.43%   -0.75%      8.28%
  Conservative Allocation--Initial Class             2/13/2006  -18.41%   -18.41%      N/A      N/A      N/A      -1.80%
  Convertible--Initial Class                         10/1/1996  -34.42%   -34.42%    -5.95%   -1.21%    3.40%      4.67%
  Floating Rate--Initial Class                       5/2/2005   -22.77%   -22.77%    -5.65%     N/A      N/A      -4.10%
  Government--Initial Class                          1/29/1993    9.80%     9.80%     6.82%    5.22%    5.43%      5.94%
  Growth Allocation--Initial Class                   2/13/2006  -37.58%   -37.58%      N/A      N/A      N/A      -8.46%
  High Yield Corporate Bond--Initial Class           5/1/1995   -24.11%   -24.11%    -4.54%    0.19%    4.58%      6.42%
  ICAP Select Equity--Initial Class                  5/1/1998   -37.59%   -37.59%    -7.34%   -1.35%    0.02%      0.28%
  International Equity--Initial Class                5/1/1995   -25.67%   -25.67%     0.80%    5.35%    3.82%      6.03%
  Large Cap Growth--Initial Class                    5/1/1998   -38.80%   -38.80%    -7.30%   -4.08%   -0.75%      0.84%
  Mid Cap Core--Initial Class                        7/2/2001   -42.24%   -42.24%   -11.32%   -0.24%     N/A       1.24%
  Mid Cap Growth--Initial Class                      7/2/2001   -44.66%   -44.66%   -11.21%    0.10%     N/A      -0.66%
  Mid Cap Value--Initial Class                       7/2/2001   -32.46%   -32.46%    -8.68%   -1.10%     N/A       0.42%
  Moderate Allocation--Initial Class                 2/13/2006  -25.18%   -25.18%      N/A      N/A      N/A      -3.80%
  Moderate Growth Allocation--Initial Class          2/13/2006  -32.49%   -32.49%      N/A      N/A      N/A      -6.39%
  S&P 500 Index--Initial Class(4)                    1/29/1993  -37.01%   -37.01%    -8.53%   -2.40%   -1.62%      6.33%
  Small Cap Growth--Initial Class                    7/2/2001   -39.93%   -39.93%   -14.81%   -6.78%     N/A      -4.62%
  Total Return--Initial Class                        1/29/1993  -26.92%   -26.92%    -4.89%   -0.51%   -0.28%      5.41%
AIM V.I. International Growth Fund--Series I
  Shares--Class A Shares                             5/5/1993   -40.38%   -40.38%    -4.28%    5.10%    1.99%      5.96%
Alliance Bernstein VPS Small/Mid Cap Value
  Portfolio                                          5/2/2001   -35.58%   -35.58%    -9.16%   -0.89%     N/A       4.65%
CVS Calvert Social Balanced Portfolio(5)             9/2/1986   -31.32%   -31.32%    -8.44%   -2.57%   -0.71%      6.58%
Dreyfus IP Technology Growth--Initial Shares         8/31/1999  -41.18%   -41.18%   -11.05%   -6.00%     N/A      -6.96%
DWS Dreman Small Mid Cap Value VIP--Class A Shares   5/1/1996   -33.42%   -33.42%    -4.97%    3.58%    6.57%      5.95%
Fidelity(R) VIP Contrafund(R)--Initial Class         1/3/1995   -42.51%   -42.51%    -8.93%    0.39%    1.92%      8.92%
Fidelity(R) VIP Equity-Income--Initial Class         10/9/1986  -42.65%   -42.65%   -11.22%   -3.74%   -0.20%      7.63%
Janus Aspen  Balanced Portfolio--Institutional
  Shares                                             9/13/1993  -15.84%   -15.84%     0.99%    3.83%    4.28%      9.32%
Janus Aspen  Worldwide Portfolio--Institutional
  Shares                                             9/13/1993  -44.66%   -44.66%   -10.49%   -4.47%   -2.33%      6.10%
MFS(R) Utilities Series--Initial Class               1/3/1995   -37.67%   -37.67%     1.52%    9.74%    5.90%     11.13%
Royce Micro-Cap Portfolio--Investment Class         12/27/1996  -43.27%   -43.27%   -10.61%   -1.92%    8.80%      9.39%
Royce Small-Cap Portfolio--Investment Class         12/27/1996  -27.18%   -27.18%    -6.26%    2.24%    9.02%      9.74%
T. Rowe Price Equity Income Portfolio                3/31/1994  -36.11%   -36.11%    -7.76%   -1.27%    1.98%      7.62%
Van Eck Worldwide Hard Assets Fund                   8/31/1989  -46.12%   -46.12%    -0.84%   12.89%   12.05%      7.13%
Van Kampen's UIF Emerging Markets Equity
  Portfolio--Class I                                 10/1/1996  -56.62%   -56.62%    -5.81%    6.60%    7.64%      3.66%
Van Kampen's UIF U.S. Real Estate Fund
  Portfolio--Class I                                 3/3/1997   -37.89%   -37.89%   -10.75%    2.57%    8.04%      7.21%
-------------------------------------------------------------------------------------------------------------------------



This report shows the actual investment performance of the Investment Divisions available with NYLIAC's retail variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the product prospectus for details). If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. For current month-end performance information, please visit www.newyorklife.com.

These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a retail NYLIAC variable universal life or survivorship variable universal life insurance policy are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

(1) Variable Universal Life (VUL), Variable Universal Life 2000 (VUL 2000), Variable Universal Life Provider (VUL Provider), Single Premium Variable Universal Life (SPVUL), Survivorship Variable Universal Life (SVUL), Variable Universal Life Accumulator (VUL Accumulator) and Survivorship Variable Universal Life Accumulator (SVUL Accumulator).

(2) The Portfolio Inception Date is the date the underlying Portfolio was established, not the date the Portfolio was added as an Investment Division to the NYLIAC Variable Universal Life Separate Account-I.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY. THE CURRENT YIELD MORE CLOSELY REFLECTS THE INVESTMENT DIVISION EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) MainStay VP S&P 500 Index Portfolio--Initial Class. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(5) Also known as Calvert Variable Series, Inc. Social Balanced Portfolio.

Issued by: New York Life Insurance and Annuity Corporation (A Delaware
                                  Corporation)
                      51 Madison Avenue, New York, NY 10010
                    Distributed by: NYLIFE Distributors, LLC
                                Member FINRA/SIPC

                      (This page intentionally left blank)

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS




GROUP 1 POLICIES:   Variable Universal Life
                    Survivorship Variable Universal Life -
                    Series 1

GROUP 2 POLICIES:   Variable Universal Life 2000 -
                    Series 1
                    Single Premium Variable Universal Life -
                    Series 1

GROUP 3 POLICIES:   Pinnacle Variable Universal Life
                    Pinnacle Survivorship Variable Universal Life

GROUP 4 POLICIES:   Variable Universal Life 2000 -
                    Series 2
                    Survivorship Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 3
                    Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008






                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $7,230,249        $32,293,722      $134,939,843
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,332            (46,316)          (92,343)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          1,827             12,188            64,018
     Administrative charges...........            213              1,218             8,168
                                           ----------        -----------      ------------
       Total net assets...............     $7,229,541        $32,234,000      $134,775,314
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $2,396,940        $13,445,716      $ 94,366,997
     Group 2 Policies.................      1,231,649         10,727,571        34,845,772
     Group 3 Policies.................             --          1,300,277           398,594
     Group 4 Policies.................      3,600,952          6,760,436         5,163,951
                                           ----------        -----------      ------------
       Total net assets...............     $7,229,541        $32,234,000      $134,775,314
                                           ==========        ===========      ============
     Group 1 variable accumulation
       unit value.....................     $     8.82        $     21.67      $      14.83
                                           ==========        ===========      ============
     Group 2 variable accumulation
       unit value.....................     $     8.89        $     16.15      $       5.65
                                           ==========        ===========      ============
     Group 3 variable accumulation
       unit value.....................     $       --        $     14.11      $       7.33
                                           ==========        ===========      ============
     Group 4 variable accumulation
       unit value.....................     $     9.05        $     13.76      $       8.22
                                           ==========        ===========      ============


Identified Cost of Investment.........     $9,576,105        $31,954,845      $173,083,204
                                           ==========        ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I













                          MAINSTAY VP       MAINSTAY VP                                                              MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--      ALLOCATION--
        MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $80,918,497      $ 69,303,692       $3,954,985        $27,253,632        $5,795,183        $24,679,538       $15,801,245
             31,996                --               --                 --            28,756                 --                --

            553,613            15,137           29,193                271                76            (46,360)         (102,300)



             17,816            30,996            1,309              9,555             1,345              8,923             4,072
              1,688             3,578              146                674               131                927               458
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $81,484,602      $ 69,284,255       $3,982,723        $27,243,674        $5,822,539        $24,623,328       $15,694,415
        ===========      ============       ==========        ===========        ==========        ===========       ===========



        $19,577,674      $ 41,295,262       $1,643,023        $ 7,723,603        $1,457,883        $10,111,848       $ 5,331,599
         18,204,297        22,027,740          816,622         12,604,351         1,238,418          7,349,127         3,085,439
         23,952,472           706,052               --            433,093           877,497            557,011                --
         19,750,159         5,255,201        1,523,078          6,482,627         2,248,741          6,605,342         7,277,377
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $81,484,602      $ 69,284,255       $3,982,723        $27,243,674        $5,822,539        $24,623,328       $15,694,415
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.58      $      22.02       $     9.30        $     15.97        $     8.35        $     21.39       $      7.59
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.26      $       8.36       $     9.25        $     11.31        $     8.41        $     16.59       $      7.52
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.20      $       8.60       $       --        $     10.88        $     8.19        $     14.29       $        --
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.18      $       9.83       $     9.39        $     10.98        $     8.57        $     14.02       $      7.63
        ===========      ============       ==========        ===========        ==========        ===========       ===========


        $80,916,314      $111,797,348       $4,581,180        $38,532,014        $7,867,286        $23,163,590       $24,167,130
        ===========      ============       ==========        ===========        ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                           MAINSTAY VP
                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                            CORPORATE        ICAP SELECT      INTERNATIONAL
                                             BOND--           EQUITY--          EQUITY--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $ 76,127,609      $ 67,759,852       $47,489,488
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          28,286            66,271             8,084

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          27,391            25,649            15,853
     Administrative charges...........           3,148             2,808             1,727
                                          ------------      ------------       -----------
       Total net assets...............    $ 76,125,356      $ 67,797,666       $47,479,992
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 35,073,571      $ 32,766,210       $19,245,877
     Group 2 Policies.................      18,919,661        20,597,859        12,336,004
     Group 3 Policies.................       2,879,879         1,037,573                --
     Group 4 Policies.................      19,252,245        13,396,024        15,898,111
                                          ------------      ------------       -----------
       Total net assets...............    $ 76,125,356      $ 67,797,666       $47,479,992
                                          ============      ============       ===========
     Group 1 variable accumulation
       unit value.....................    $      21.29      $       8.62       $     20.24
                                          ============      ============       ===========
     Group 2 variable accumulation
       unit value.....................    $      13.73      $       9.28       $     12.56
                                          ============      ============       ===========
     Group 3 variable accumulation
       unit value.....................    $      14.13      $       9.87       $        --
                                          ============      ============       ===========
     Group 4 variable accumulation
       unit value.....................    $      13.48      $       9.94       $     15.53
                                          ============      ============       ===========


Identified Cost of Investment.........    $104,398,030      $108,957,918       $63,288,118
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $18,625,257       $21,508,774       $25,869,838       $25,486,020       $12,659,198       $21,489,820      $180,140,906
                 --                --                --                --                --                --                --

              4,571               466             9,930            (8,296)           22,595            35,830           (80,658)



              6,189             6,019             6,868             7,607             3,889             6,162            68,628
                349               601               604               700               417               683             7,837
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $18,623,290       $21,502,620       $25,872,296       $25,469,417       $12,677,487       $21,518,805      $179,983,783
        ===========       ===========       ===========       ===========       ===========       ===========      ============



        $ 4,073,884       $ 6,950,135       $ 6,888,935       $ 7,931,308       $ 4,809,795       $ 7,857,498      $ 90,434,752
          9,538,323         5,626,511         7,542,795         7,940,650         2,985,696         4,778,822        49,992,577
            610,674                --                --                --                --                --        11,939,383
          4,400,409         8,925,974        11,440,566         9,597,459         4,881,996         8,882,485        27,617,071
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $18,623,290       $21,502,620       $25,872,296       $25,469,417       $12,677,487       $21,518,805      $179,983,783
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      5.45       $     10.41       $      9.03       $      9.79       $      8.76       $      8.10      $      23.32
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      7.45       $     10.63       $      9.49       $      9.93       $      8.71       $      8.00      $       7.72
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      7.55       $        --       $        --       $        --       $        --       $        --      $       8.90
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      8.55       $     11.49       $     10.91       $     10.26       $      8.90       $      8.17      $       9.70
        ===========       ===========       ===========       ===========       ===========       ===========      ============


        $23,747,296       $39,326,134       $43,050,354       $42,821,826       $16,359,178       $30,154,502      $224,531,221
        ===========       ===========       ===========       ===========       ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP         AIM V.I.
                                            SMALL CAP           TOTAL         INTERNATIONAL
                                            GROWTH--          RETURN--        GROWTH FUND--
                                          INITIAL CLASS     INITIAL CLASS    SERIES I SHARES
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $12,151,916       $44,092,808        $1,318,310
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (1,210)            8,568              (450)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           3,085            20,676               372
     Administrative charges...........             242             2,651                32
                                           -----------       -----------        ----------
       Total net assets...............     $12,147,379       $44,078,049        $1,317,456
                                           ===========       ===========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $ 2,706,595       $29,891,506        $  378,589
     Group 2 Policies.................       3,805,065        10,802,662           414,892
     Group 3 Policies.................              --           207,580                --
     Group 4 Policies.................       5,635,719         3,176,301           523,975
                                           -----------       -----------        ----------
       Total net assets...............     $12,147,379       $44,078,049        $1,317,456
                                           ===========       ===========        ==========
     Group 1 variable accumulation
       unit value.....................     $      6.65       $     18.43        $     6.10
                                           ===========       ===========        ==========
     Group 2 variable accumulation
       unit value.....................     $      6.90       $      9.09        $     6.24
                                           ===========       ===========        ==========
     Group 3 variable accumulation
       unit value.....................     $        --       $      9.97        $       --
                                           ===========       ===========        ==========
     Group 4 variable accumulation
       unit value.....................     $      8.15       $     10.56        $     6.31
                                           ===========       ===========        ==========


Identified Cost of Investment.........     $23,330,101       $67,568,785        $1,737,688
                                           ===========       ===========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








           ALGER             ALGER        ALLIANCEBERNSTEIN       AMERICAN
         AMERICAN          AMERICAN           VPS SMALL/         CENTURY VP          AMERICAN          AMERICAN
          CAPITAL          SMALLCAP         MID CAP VALUE         INFLATION         CENTURY VP        CENTURY VP
      APPRECIATION--       GROWTH--          PORTFOLIO--        PROTECTION--     INTERNATIONAL--        VALUE--
      CLASS O SHARES    CLASS O SHARES      CLASS A SHARES        CLASS II           CLASS II          CLASS II
      ------------------------------------------------------------------------------------------------------------


        $  696,556        $26,261,136         $  989,170          $135,939          $1,100,027        $  942,174
                --                 --                 --                --                  --                --

                --            (63,315)             4,570                --                  --               633



                --             10,123                175                --                  --                --
                --                974                 12                --                  --                --
        ----------        -----------         ----------          --------          ----------        ----------
        $  696,556        $26,186,724         $  993,553          $135,939          $1,100,027        $  942,807
        ==========        ===========         ==========          ========          ==========        ==========



        $       --        $11,378,268         $  268,269          $     --          $       --        $       --
                --         10,063,603            247,883                --                  --                --
           696,556            489,942                 --           135,939           1,100,027           942,807
                --          4,254,911            477,401                --                  --                --
        ----------        -----------         ----------          --------          ----------        ----------
        $  696,556        $26,186,724         $  993,553          $135,939          $1,100,027        $  942,807
        ==========        ===========         ==========          ========          ==========        ==========
        $       --        $      9.04         $     6.16          $     --          $       --        $       --
        ==========        ===========         ==========          ========          ==========        ==========
        $       --        $      6.89         $     6.13          $     --          $       --        $       --
        ==========        ===========         ==========          ========          ==========        ==========
        $    12.90        $     11.08         $       --          $  11.56          $    12.60        $    12.47
        ==========        ===========         ==========          ========          ==========        ==========
        $       --        $     12.05         $     6.36          $     --          $       --        $       --
        ==========        ===========         ==========          ========          ==========        ==========


        $1,112,729        $29,327,974         $1,173,417          $142,291          $1,748,864        $1,368,695
        ==========        ===========         ==========          ========          ==========        ==========


        CVS CALVERT       DREYFUS IP
          SOCIAL          TECHNOLOGY
         BALANCED          GROWTH--
         PORTFOLIO      INITIAL SHARES
      --------------------------------


        $3,347,811        $6,841,728
                --                --
             1,176             2,097

             1,243             1,746
               101               153
        ----------        ----------
        $3,347,643        $6,841,926
        ==========        ==========

        $1,169,554        $1,775,938
         1,462,530         1,954,015
                --           250,948
           715,559         2,861,025
        ----------        ----------
        $3,347,643        $6,841,926
        ==========        ==========
        $    11.90        $     6.24
        ==========        ==========
        $     8.50        $     6.54
        ==========        ==========
        $       --        $     8.45
        ==========        ==========
        $     9.76        $     8.50
        ==========        ==========


        $4,769,492        $9,625,336
        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                                          DWS DREMAN
                                        DREYFUS VIF        SMALL MID        FIDELITY(R)
                                        DEVELOPING         CAP VALUE            VIP
                                         LEADERS--           VIP--        CONTRAFUND(R)--
                                      INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                      ---------------------------------------------------

ASSETS:
  Investments, at net asset value...    $  966,202         $326,994         $125,052,678
  Dividends due and accrued.........            --               --                   --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation............            --              135              (75,931)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges......................            --               70               45,695
     Administrative charges.........            --                5                4,960
                                        ----------         --------         ------------
       Total net assets.............    $  966,202         $327,054         $124,926,092
                                        ==========         ========         ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies...............    $       --         $ 73,194         $ 58,105,355
     Group 2 Policies...............            --           96,080           37,491,345
     Group 3 Policies...............       966,202               --            5,558,362
     Group 4 Policies...............            --          157,780           23,771,030
                                        ----------         --------         ------------
       Total net assets.............    $  966,202         $327,054         $124,926,092
                                        ==========         ========         ============
     Group 1 variable accumulation
       unit value...................    $       --         $   6.88         $      18.65
                                        ==========         ========         ============
     Group 2 variable accumulation
       unit value...................    $       --         $   6.98         $      11.02
                                        ==========         ========         ============
     Group 3 variable accumulation
       unit value...................    $     8.65         $     --         $      11.71
                                        ==========         ========         ============
     Group 4 variable accumulation
       unit value...................    $       --         $   6.91         $      11.70
                                        ==========         ========         ============


Identified Cost of Investment.......    $1,762,700         $357,567         $207,470,976
                                        ==========         ========         ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









        FIDELITY(R)                                           FIDELITY(R)                                           JANUS ASPEN
            VIP           FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)         SERIES
          EQUITY-             VIP               VIP           INVESTMENT            VIP               VIP           BALANCED--
         INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $42,175,837       $2,379,197        $ 3,786,827        $859,533         $2,459,452        $3,329,136       $102,191,638
                 --               --                 --              --                 --                --                 --

           (101,823)              --                 --              --                633                --            (12,872)



             14,725               --                 --              --                 --                --             42,158
              1,620               --                 --              --                 --                --              3,264
        -----------       ----------        -----------        --------         ----------        ----------       ------------
        $42,057,669       $2,379,197        $ 3,786,827        $859,533         $2,460,085        $3,329,136       $102,133,344
        ===========       ==========        ===========        ========         ==========        ==========       ============



        $18,622,003       $       --        $        --        $     --         $       --        $       --       $ 36,588,650
         11,580,327               --                 --              --                 --                --         50,628,723
          2,062,261        2,379,197          3,786,827         859,533          2,460,085         3,329,136          1,232,074
          9,793,078               --                 --              --                 --                --         13,683,897
        -----------       ----------        -----------        --------         ----------        ----------       ------------
        $42,057,669       $2,379,197        $ 3,786,827        $859,533         $2,460,085        $3,329,136       $102,133,344
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $     13.38       $       --        $        --        $     --         $       --        $       --       $      23.26
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $      9.32       $       --        $        --        $     --         $       --        $       --       $      13.27
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $      9.23       $     7.10        $      8.68        $  12.03         $    15.03        $    11.89       $      12.93
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $      9.16       $       --        $        --        $     --         $       --        $       --       $      13.03
        ===========       ==========        ===========        ========         ==========        ==========       ============


        $73,589,174       $3,827,500        $ 5,426,149        $901,787         $4,021,712        $5,512,566       $106,705,510
        ===========       ==========        ===========        ========         ==========        ==========       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                           JANUS ASPEN       JANUS ASPEN
                                             SERIES            SERIES            MFS(R)
                                             MID CAP          WORLDWIDE         INVESTORS
                                            GROWTH--          GROWTH--            TRUST
                                          INSTITUTIONAL     INSTITUTIONAL       SERIES--
                                             SHARES            SHARES         INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,026,396        $64,973,502        $149,036
  Dividends due and accrued...........             --                 --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --            (87,580)             --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --             28,815              --
     Administrative charges...........             --              2,639              --
                                           ----------        -----------        --------
       Total net assets...............     $1,026,396        $64,854,468        $149,036
                                           ==========        ===========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $       --        $29,630,211        $     --
     Group 2 Policies.................             --         29,150,300              --
     Group 3 Policies.................      1,026,396          1,055,127         149,036
     Group 4 Policies.................             --          5,018,830              --
                                           ----------        -----------        --------
       Total net assets...............     $1,026,396        $64,854,468        $149,036
                                           ==========        ===========        ========
     Group 1 variable accumulation
       unit value.....................     $       --        $     11.77        $     --
                                           ==========        ===========        ========
     Group 2 variable accumulation
       unit value.....................     $       --        $      6.48        $     --
                                           ==========        ===========        ========
     Group 3 variable accumulation
       unit value.....................     $    11.01        $      7.53        $   9.59
                                           ==========        ===========        ========
     Group 4 variable accumulation
       unit value.....................     $       --        $      8.07        $     --
                                           ==========        ===========        ========


Identified Cost of Investment.........     $1,598,549        $99,115,821        $215,375
                                           ==========        ===========        ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                               NEUBERGER
          MFS(R)                                              BERMAN AMT           PIMCO                               PIMCO
            NEW             MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             REAL
         DISCOVERY         RESEARCH          UTILITIES          GROWTH            BOND--        LOW DURATION--       RETURN--
         SERIES--          SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $  904,376         $111,214         $2,764,953         $399,539          $213,180           $18,317          $247,401
                --               --                 --               --               526                75               586

                --               --             (2,682)              --                --                --                --



                --               --                559               --                --                --                --
                --               --                 59               --                --                --                --
        ----------         --------         ----------         --------          --------           -------          --------
        $  904,376         $111,214         $2,761,653         $399,539          $213,706           $18,392          $247,987
        ==========         ========         ==========         ========          ========           =======          ========


        $       --         $     --         $  707,735         $     --          $     --           $    --          $     --
                --               --            463,076               --                --                --                --
           904,376          111,214            810,796          399,539           213,706            18,392           247,987
                --               --            780,046               --                --                --                --
        ----------         --------         ----------         --------          --------           -------          --------
        $  904,376         $111,214         $2,761,653         $399,539          $213,706           $18,392          $247,987
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     6.22         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     6.23         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========
        $     8.32         $   7.97         $    20.49         $  10.97          $  11.44           $  9.98          $  10.20
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     6.29         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========


        $1,551,561         $160,641         $3,627,059         $543,948          $221,263           $19,909          $349,388
        ==========         ========         ==========         ========          ========           =======          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                              PIMCO
                                              TOTAL              ROYCE               ROYCE
                                            RETURN--           MICRO-CAP           SMALL-CAP
                                         ADMINISTRATIVE       PORTFOLIO--         PORTFOLIO--
                                          CLASS SHARES     INVESTMENT CLASS    INVESTMENT CLASS
                                         ------------------------------------------------------


ASSETS:
  Investments, at net asset value.....     $  966,234         $ 5,523,506         $5,564,328
  Dividends due and accrued...........          3,270                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --               1,517              5,420

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --               1,294              1,557
     Administrative charges...........             --                 115                151
                                           ----------         -----------         ----------
       Total net assets...............     $  969,504         $ 5,523,614         $5,568,040
                                           ==========         ===========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $       --         $ 1,356,555         $1,797,684
     Group 2 Policies.................             --           1,441,933          1,537,653
     Group 3 Policies.................        969,504                  --                 --
     Group 4 Policies.................             --           2,725,126          2,232,703
                                           ----------         -----------         ----------
       Total net assets...............     $  969,504         $ 5,523,614         $5,568,040
                                           ==========         ===========         ==========
     Group 1 variable accumulation
       unit value.....................     $       --         $      7.20         $     8.14
                                           ==========         ===========         ==========
     Group 2 variable accumulation
       unit value.....................     $       --         $      7.20         $     8.12
                                           ==========         ===========         ==========
     Group 3 variable accumulation
       unit value.....................     $    11.75         $        --         $       --
                                           ==========         ===========         ==========
     Group 4 variable accumulation
       unit value.....................     $       --         $      7.29         $     8.35
                                           ==========         ===========         ==========


Identified Cost of Investment.........     $1,038,484         $10,732,861         $8,155,272
                                           ==========         ===========         ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










          T. ROWE           T. ROWE                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
           PRICE             PRICE            VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
          EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
          INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
         PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------------------------------------------------------------


        $46,081,256        $565,307          $627,246         $21,655,245        $552,331         $34,987,848       $2,589,015
                 --           1,945                --                  --              --                  --               --

            (21,270)             --                --              62,267              --              16,887            3,243



             13,615              --                --               5,159              --              12,194              190
              1,117              --                --                 524              --               1,184               21
        -----------        --------          --------         -----------        --------         -----------       ----------
        $46,045,254        $567,252          $627,246         $21,711,829        $552,331         $34,991,357       $2,592,047
        ===========        ========          ========         ===========        ========         ===========       ==========



        $12,857,630        $     --          $     --         $ 6,745,858        $     --         $13,731,635       $  415,570
         15,953,733              --                --           5,150,957              --          11,863,124          150,773
          3,013,452         567,252           627,246           1,317,728         552,331             614,346          677,583
         14,220,439              --                --           8,497,286              --           8,782,252        1,348,121
        -----------        --------          --------         -----------        --------         -----------       ----------
        $46,045,254        $567,252          $627,246         $21,711,829        $552,331         $34,991,357       $2,592,047
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     10.79        $     --          $     --         $     10.89        $     --         $     14.62       $     5.57
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     11.02        $     --          $     --         $     10.56        $     --         $     15.16       $     5.58
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     10.17        $  12.07          $   9.34         $     20.86        $  13.57         $     16.64       $    13.62
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     10.24        $     --          $     --         $     11.07        $     --         $     17.10       $     5.76
        ===========        ========          ========         ===========        ========         ===========       ==========


        $70,205,202        $579,886          $722,694         $38,288,146        $716,153         $67,276,503       $3,906,762
        ===========        ========          ========         ===========        ========         ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2008






                                                                            MAINSTAY VP                     MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL       MAINSTAY VP       COMMON
                                            BALANCED--        BOND--      APPRECIATION--       CASH           STOCK--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $ 1,392,890    $  1,086,142    $  1,382,600    $  1,421,847
  Mortality and expense risk charges....        (49,524)       (164,377)     (1,079,594)       (240,304)       (528,116)
  Administrative charges................         (3,065)        (13,452)       (133,727)        (16,286)        (56,883)
                                            -----------     -----------    ------------    ------------    ------------
       Net investment income (loss).....        (52,589)      1,215,061        (127,179)      1,126,010         836,848
                                            -----------     -----------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,615,289       4,901,792      17,391,394      31,228,598       8,835,209
  Cost of investments sold..............     (1,777,892)     (4,782,325)    (17,720,504)    (31,226,685)    (11,838,687)
                                            -----------     -----------    ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................       (162,603)        119,467        (329,110)          1,913      (3,003,478)
  Realized gain distribution received...         27,301           9,683              --              --      12,823,830
  Change in unrealized appreciation
     (depreciation) on investments......     (2,323,626)       (396,673)    (89,198,530)          2,343     (52,101,592)
                                            -----------     -----------    ------------    ------------    ------------
       Net gain (loss) on investments...     (2,458,928)       (267,523)    (89,527,640)          4,256     (42,281,240)
                                            -----------     -----------    ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(2,511,517)    $   947,538    $(89,654,819)   $  1,130,266    $(41,444,392)
                                            ===========     ===========    ============    ============    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP
                                             EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    839,647    $     17,259    $    103,623    $         --    $    575,461
  Mortality and expense risk charges....       (317,296)       (124,863)       (170,215)       (208,801)       (184,409)
  Administrative charges................        (23,904)         (5,358)        (10,473)        (10,666)        (11,275)
                                           ------------    ------------    ------------    ------------    ------------
       Net investment income (loss).....        498,447        (112,962)        (77,065)       (219,467)        379,777
                                           ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      7,795,004       3,990,177       3,414,734       4,477,886       4,531,230
  Cost of investments sold..............     (6,257,560)     (3,875,081)     (3,409,014)     (3,790,522)     (4,570,907)
                                           ------------    ------------    ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................      1,537,444         115,096           5,720         687,364         (39,677)
  Realized gain distribution received...      6,937,506              --       3,758,648       3,881,114       4,908,161
  Change in unrealized appreciation
     (depreciation) on investments......    (26,590,514)    (11,410,002)    (19,446,473)    (25,807,396)    (18,082,571)
                                           ------------    ------------    ------------    ------------    ------------
       Net gain (loss) on investments...    (18,115,564)    (11,294,906)    (15,682,105)    (21,238,918)    (13,214,087)
                                           ------------    ------------    ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(17,617,117)   $(11,407,868)   $(15,759,170)   $(21,458,385)   $(12,834,310)
                                           ============    ============    ============    ============    ============




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I












                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     HIGH YIELD      MAINSTAY VP
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--       BOND--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $     5,382    $    802,821     $   401,712     $   687,809     $   137,311    $  9,025,189    $    444,899
            (20,176)       (194,670)        (35,756)       (110,447)       (102,020)       (514,722)       (365,710)
             (1,571)        (10,700)         (2,107)         (9,120)         (6,609)        (45,381)        (29,016)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------
            (16,365)        597,451         363,849         568,242          28,682       8,465,086          50,173
        -----------    ------------     -----------     -----------     -----------    ------------    ------------



          1,459,381       4,289,441       2,343,915       3,999,003       1,129,245      12,890,137       5,870,643
         (1,578,841)     (3,894,768)     (2,816,799)     (3,932,069)     (1,187,411)    (12,258,936)     (6,056,001)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------
           (119,460)        394,673        (472,884)         66,934         (58,166)        631,201        (185,358)
             31,728       4,661,514              --              --         434,579              --       3,260,482

           (641,401)    (20,456,426)     (1,795,733)      1,319,855      (8,811,779)    (34,457,235)    (43,511,687)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------
           (729,133)    (15,400,239)     (2,268,617)      1,386,789      (8,435,366)    (33,826,034)    (40,436,563)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------

        $  (745,498)   $(14,802,788)    $(1,904,768)    $ 1,955,031     $(8,406,684)   $(25,360,948)   $(40,386,390)
        ===========    ============     ===========     ===========     ===========    ============    ============







                        MAINSTAY VP                                                                      AIM V.I.
        MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                    INTERNATIONAL
         MODERATE         GROWTH          S&P 500        SMALL CAP         TOTAL        MAINSTAY VP    GROWTH FUND--
       ALLOCATION--    ALLOCATION--       INDEX--        GROWTH--        RETURN--         VALUE--        SERIES I
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     SHARES(A)
      --------------------------------------------------------------------------------------------------------------


        $    55,782     $   156,487    $   5,734,645   $         --    $  1,849,213    $  2,017,313      $  10,121
            (71,160)       (126,387)      (1,291,127)       (90,235)       (313,822)       (141,355)        (2,952)
             (4,948)         (8,800)        (125,809)        (4,097)        (37,770)        (17,179)          (143)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------
            (20,326)         21,300        4,317,709        (94,332)      1,497,621       1,858,779          7,026
        -----------     -----------    -------------   ------------    ------------    ------------      ---------



          1,482,782       1,671,819       21,515,224      2,231,608       5,188,318      81,872,176         80,166
         (1,527,734)     (1,762,139)     (19,725,296)    (2,888,121)     (5,859,058)    (84,609,680)      (123,671)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------
            (44,952)        (90,320)       1,789,928       (656,513)       (670,740)     (2,737,504)       (43,505)
            181,795         417,049               --      3,531,089       7,254,666      11,062,408         24,473

         (3,953,723)     (9,341,741)    (115,062,040)   (10,970,034)    (25,164,120)    (11,196,203)      (419,378)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------
         (3,816,880)     (9,015,012)    (113,272,112)    (8,095,458)    (18,580,194)     (2,871,299)      (438,410)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------

        $(3,837,206)    $(8,993,712)   $(108,954,403)  $ (8,189,790)   $(17,082,573)   $ (1,012,520)     $(431,384)
        ===========     ===========    =============   ============    ============    ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008


                                                                           ALLIANCEBERN-
                                                                               STEIN
                                               ALGER           ALGER        VPS SMALL/       AMERICAN        AMERICAN
                                             AMERICAN        AMERICAN      MID CAP VALUE    CENTURY VP      CENTURY VP
                                              CAPITAL        SMALLCAP       PORTFOLIO--      INFLATION       INTERNA-
                                          APPRECIATION--     GROWTH--         CLASS A      PROTECTION--      TIONAL--
                                          CLASS O SHARES  CLASS O SHARES     SHARES(A)       CLASS II        CLASS II
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --     $         --      $      --       $  4,961       $    11,140
  Mortality and expense risk charges....            --         (217,886)        (1,629)            --                --
  Administrative charges................            --          (17,739)           (43)            --                --
                                             ---------     ------------      ---------       --------       -----------
       Net investment income (loss).....            --         (235,625)        (1,672)         4,961            11,140
                                             ---------     ------------      ---------       --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       127,293        4,804,028         46,702         12,992         2,758,752
  Cost of investments sold..............      (126,517)      (3,153,178)       (68,095)       (12,719)       (3,139,544)
                                             ---------     ------------      ---------       --------       -----------
       Net realized gain (loss) on
          investments...................           776        1,650,850        (21,393)           273          (380,792)
  Realized gain distribution received...            --          561,673             --             --           164,256
  Change in unrealized appreciation
     (depreciation) on investments......      (488,657)     (26,254,591)      (184,246)        (8,304)         (894,663)
                                             ---------     ------------      ---------       --------       -----------
       Net gain (loss) on investments...      (487,881)     (24,042,068)      (205,639)        (8,031)       (1,111,199)
                                             ---------     ------------      ---------       --------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(487,881)    $(24,277,693)     $(207,311)      $ (3,070)      $(1,100,059)
                                             =========     ============      =========       ========       ===========







                                                                            FIDELITY(R)
                                            FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)     FIDELITY(R)
                                                VIP             VIP         INVESTMENT          VIP             VIP
                                             GROWTH--       INDEX 500--    GRADE BOND--      MID CAP--      OVERSEAS--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    30,337     $   117,979      $  32,952      $    15,590     $   128,201
  Mortality and expense risk charges....             --              --             --               --              --
  Administrative charges................             --              --             --               --              --
                                            -----------     -----------      ---------      -----------     -----------
       Net investment income (loss).....         30,337         117,979         32,952           15,590         128,201
                                            -----------     -----------      ---------      -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         76,911         261,157        274,564          994,152          77,919
  Cost of investments sold..............        (86,353)       (346,344)      (291,856)      (1,216,353)        (73,391)
                                            -----------     -----------      ---------      -----------     -----------
       Net realized gain (loss) on
          investments...................         (9,442)        (85,187)       (17,292)        (222,201)          4,528
  Realized gain distribution received...             --          29,004            640          479,278         427,919
  Change in unrealized appreciation
     (depreciation) on investments......     (1,734,879)     (1,783,438)       (53,262)      (1,816,326)     (2,825,734)
                                            -----------     -----------      ---------      -----------     -----------
       Net gain (loss) on investments...     (1,744,321)     (1,839,621)       (69,914)      (1,559,249)     (2,393,287)
                                            -----------     -----------      ---------      -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,713,984)    $(1,721,642)     $ (36,962)     $(1,543,659)    $(2,265,086)
                                            ===========     ===========      =========      ===========     ===========




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                                                            DWS DREMAN
                                                                               SMALL        FIDELITY(R)     FIDELITY(R)
         AMERICAN        CVS CALVERT       DREYFUS IP       DREYFUS VIF    MID CAP VALUE        VIP             VIP
        CENTURY VP         SOCIAL          TECHNOLOGY       DEVELOPING         VIP--          CONTRA-         EQUITY-
          VALUE--         BALANCED          GROWTH--         LEADERS--        CLASS A        FUND(R)--       INCOME--
         CLASS II         PORTFOLIO      INITIAL SHARES   INITIAL SHARES     SHARES(A)     INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $  17,425       $   111,561       $        --       $   9,587       $     --      $  1,807,293    $  1,553,455
                --           (22,754)          (49,171)             --           (443)         (944,209)       (317,797)
                --            (1,495)           (2,688)             --            (11)          (84,341)        (27,190)
         ---------       -----------       -----------       ---------       --------      ------------    ------------
            17,425            87,312           (51,859)          9,587           (454)          778,743       1,208,468
         ---------       -----------       -----------       ---------       --------      ------------    ------------



            36,800           666,706         2,068,790          28,732         44,160        13,355,744       5,988,297
           (53,598)         (712,071)       (2,087,505)        (45,738)       (63,205)      (15,028,079)     (7,382,952)
         ---------       -----------       -----------       ---------       --------      ------------    ------------

           (16,798)          (45,365)          (18,715)        (17,006)       (19,045)       (1,672,335)     (1,394,655)
            98,856            62,325                --          57,442             --         5,069,541          61,898

          (356,936)       (1,642,776)       (4,830,688)       (547,556)       (30,573)      (97,794,930)    (31,764,650)
         ---------       -----------       -----------       ---------       --------      ------------    ------------
          (274,878)       (1,625,816)       (4,849,403)       (507,120)       (49,618)      (94,397,724)    (33,097,407)
         ---------       -----------       -----------       ---------       --------      ------------    ------------


         $(257,453)      $(1,538,504)      $(4,901,262)      $(497,533)      $(50,072)     $(93,618,981)   $(31,888,939)
         =========       ===========       ===========       =========       ========      ============    ============






                         JANUS ASPEN       JANUS ASPEN
        JANUS ASPEN        SERIES            SERIES           MFS(R)          MFS(R)
          SERIES           MID CAP          WORLDWIDE        INVESTORS          NEW           MFS(R)          MFS(R)
        BALANCED--        GROWTH--          GROWTH--           TRUST         DISCOVERY       RESEARCH        UTILITIES
       INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL      SERIES--        SERIES--        SERIES--        SERIES--
          SHARES           SHARES            SHARES        INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  3,143,382       $   2,929       $  1,160,243       $  1,459        $      --       $    505       $    10,968
           (623,435)             --           (519,706)            --               --             --            (4,063)
            (42,180)             --            (44,476)            --               --             --              (286)
       ------------       ---------       ------------       --------        ---------       --------       -----------
          2,477,767           2,929            596,061          1,459               --            505             6,619
       ------------       ---------       ------------       --------        ---------       --------       -----------



         11,176,562         108,957          9,624,161         58,850           13,818          1,948         1,573,867
        (10,443,407)        (83,100)       (13,566,848)       (72,686)         (16,225)        (2,491)       (1,846,929)
       ------------       ---------       ------------       --------        ---------       --------       -----------

            733,155          25,857         (3,942,687)       (13,836)          (2,407)          (543)         (273,062)
          8,243,942          39,835                 --         12,046          161,693             --           113,540

        (31,848,265)       (678,462)       (50,552,915)       (90,504)        (638,769)       (51,047)         (956,689)
       ------------       ---------       ------------       --------        ---------       --------       -----------
        (22,871,168)       (612,770)       (54,495,602)       (92,294)        (479,483)       (51,590)       (1,116,211)
       ------------       ---------       ------------       --------        ---------       --------       -----------


       $(20,393,401)      $(609,841)      $(53,899,541)      $(90,835)       $(479,483)      $(51,085)      $(1,109,592)
       ============       =========       ============       ========        =========       ========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                             NEUBERGER
                                            BERMAN AMT         PIMCO                           PIMCO           PIMCO
                                              MID-CAP         GLOBAL           PIMCO           REAL            TOTAL
                                              GROWTH          BOND--      LOW DURATION--     RETURN--        RETURN--
                                            PORTFOLIO--   ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                              CLASS I      CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --       $  4,763        $    836        $  6,538        $ 30,533
  Mortality and expense risk charges....            --             --              --              --              --
  Administrative charges................            --             --              --              --              --
                                             ---------       --------        --------        --------        --------
       Net investment income (loss).....            --          4,763             836           6,538          30,533
                                             ---------       --------        --------        --------        --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        65,878         32,639          16,711          59,713          44,319
  Cost of investments sold..............       (44,880)       (32,888)        (17,001)             (2)             (3)
                                             ---------       --------        --------        --------        --------
       Net realized gain (loss) on
          investments...................        20,998           (249)           (290)         59,711          44,316
  Realized gain distribution received...            --             --             301             426          15,489
  Change in unrealized appreciation
     (depreciation) on investments......      (183,606)       (12,842)         (1,592)        (97,103)        (59,665)
                                             ---------       --------        --------        --------        --------
       Net gain (loss) on investments...      (162,608)       (13,091)         (1,581)        (36,966)            140
                                             ---------       --------        --------        --------        --------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(162,608)      $ (8,328)       $   (745)       $(30,428)       $ 30,673
                                             =========       ========        ========        ========        ========






                                            VAN KAMPEN      VAN KAMPEN
                                           UIF EMERGING      UIF U.S.
                                              MARKETS          REAL
                                             EQUITY--        ESTATE--
                                              CLASS I         CLASS I
                                          ------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $    55,477
  Mortality and expense risk charges....       (338,737)           (870)
  Administrative charges................        (25,108)            (88)
                                           ------------     -----------
       Net investment income (loss).....       (363,845)         54,519
                                           ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,560,211         968,798
  Cost of investments sold..............     (7,336,618)     (1,654,934)
                                           ------------     -----------
       Net realized gain (loss) on
          investments...................      3,223,593        (686,136)
  Realized gain distribution received...     18,595,350         608,443
  Change in unrealized appreciation
     (depreciation) on investments......    (68,423,731)     (1,040,037)
                                           ------------     -----------
       Net gain (loss) on investments...    (46,604,788)     (1,117,730)
                                           ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(46,968,633)    $(1,063,211)
                                           ============     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









           ROYCE            ROYCE            T. ROWE          T. ROWE                                       VAN KAMPEN
         MICRO-CAP        SMALL-CAP           PRICE            PRICE          VAN ECK                      UIF EMERGING
        PORTFOLIO--      PORTFOLIO--         EQUITY          LIMITED-        WORLDWIDE        VAN ECK         MARKETS
        INVESTMENT       INVESTMENT          INCOME          TERM BOND       ABSOLUTE        WORLDWIDE        DEBT--
           CLASS            CLASS           PORTFOLIO        PORTFOLIO        RETURN        HARD ASSETS       CLASS I
      ------------------------------------------------------------------------------------------------------------------


        $   213,303      $    43,606      $  1,452,376       $ 19,177        $    444      $     95,312      $  42,116
            (38,887)         (28,397)         (311,563)            --              --          (182,176)            --
             (1,854)          (1,576)          (17,659)            --              --           (11,611)            --
        -----------      -----------      ------------       --------        --------      ------------      ---------
            172,562           13,633         1,123,154         19,177             444           (98,475)        42,116
        -----------      -----------      ------------       --------        --------      ------------      ---------



            795,847          837,246         7,382,018         73,770          14,001         9,055,607         17,591
         (1,038,964)      (1,042,552)       (7,356,246)       (77,108)        (14,839)       (8,940,388)       (21,816)
        -----------      -----------      ------------       --------        --------      ------------      ---------

           (243,117)        (205,306)           25,772         (3,338)           (838)          115,219         (4,225)
            893,867          560,585         1,886,323             --          14,220         5,219,203         24,309

         (4,683,786)      (2,230,992)      (29,565,423)       (11,697)        (98,351)      (24,321,068)      (159,781)
        -----------      -----------      ------------       --------        --------      ------------      ---------
         (4,033,036)      (1,875,713)      (27,653,328)       (15,035)        (84,969)      (18,986,646)      (139,697)
        -----------      -----------      ------------       --------        --------      ------------      ---------


        $(3,860,474)     $(1,862,080)     $(26,530,174)      $  4,142        $(84,525)     $(19,085,121)     $ (97,581)
        ===========      ===========      ============       ========        ========      ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (52,589)      $   161,914       $ 1,215,061       $   920,831
     Net realized gain (loss) on investments................        (162,603)          823,922           119,467           101,417
     Realized gain distribution received....................          27,301           354,395             9,683                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,323,626)       (1,055,720)         (396,673)          680,089
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,511,517)          284,511           947,538         1,702,337
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,544,047         1,858,173         3,754,668         3,676,907
     Cost of insurance......................................        (637,068)         (591,685)       (2,059,998)       (1,701,973)
     Policyowners' surrenders...............................        (371,697)         (194,697)       (1,720,653)       (1,229,962)
     Net transfers from (to) Fixed Account..................          78,087           562,430          (267,359)         (409,814)
     Transfers between Investment Divisions.................        (787,693)          366,671         1,326,931           218,896
     Policyowners' death benefits...........................          (9,334)          (12,686)          (97,145)         (113,630)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --        (5,906,171)               --                --
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................        (183,658)       (3,917,965)          936,444           440,424
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,029              (392)             (768)           (1,737)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,694,146)       (3,633,846)        1,883,214         2,141,024
NET ASSETS:
     Beginning of year......................................       9,923,687        13,557,533        30,350,786        28,209,762
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $ 7,229,541       $ 9,923,687       $32,234,000       $30,350,786
                                                                 ===========       ===========       ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                      FLOATING RATE--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    597,451       $   702,327       $   363,849      $    742,070
     Net realized gain (loss) on investments................         394,673           822,487          (472,884)         (115,352)
     Realized gain distribution received....................       4,661,514         1,036,888                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (20,456,426)        2,729,591        (1,795,733)         (159,032)
                                                                ------------       -----------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (14,802,788)        5,291,293        (1,904,768)          467,686
                                                                ------------       -----------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,879,547         5,145,128         1,170,419         1,704,542
     Cost of insurance......................................      (2,466,991)       (2,229,894)         (476,913)         (424,834)
     Policyowners' surrenders...............................      (2,075,765)       (2,133,058)         (575,851)         (385,950)
     Net transfers from (to) Fixed Account..................        (307,061)         (577,245)         (386,643)          456,918
     Transfers between Investment Divisions.................        (191,741)          118,694           203,905          (129,729)
     Policyowners' death benefits...........................        (341,346)          (99,540)            1,447           (49,734)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --                --                --       (24,574,718)
                                                                ------------       -----------       -----------      ------------
       Net contributions and (withdrawals)..................        (503,357)          224,085           (63,636)      (23,403,505)
                                                                ------------       -----------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,789            (6,113)              194              (884)
                                                                ------------       -----------       -----------      ------------
          Increase (decrease) in net assets.................     (15,299,356)        5,509,265        (1,968,210)      (22,936,703)
NET ASSETS:
     Beginning of year......................................      42,543,030        37,033,765         7,790,749        30,727,452
                                                                ------------       -----------       -----------      ------------
     End of year............................................    $ 27,243,674       $42,543,030       $ 5,822,539      $  7,790,749
                                                                ============       ===========       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    (127,179) $ (1,213,087)   $ 1,126,010    $ 1,647,910   $    836,848   $    732,438    $  (16,365)    $   55,169
           (329,110)    2,363,077          1,913           (188)    (3,003,478)      (451,395)     (119,460)        72,266
                 --            --             --             --     12,823,830      8,738,914        31,728         38,310

        (89,198,530)   25,092,155          2,343            377    (52,101,592)    (3,764,577)     (641,401)       (38,471)
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------

        (89,654,819)   26,242,145      1,130,266      1,648,099    (41,444,392)     5,255,380      (745,498)       127,274
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------

         28,281,720    31,897,665     11,364,454      8,081,146     11,562,051     12,841,964       540,010        429,434
        (16,421,569)  (17,150,332)    (4,099,452)    (3,036,447)    (6,665,974)    (6,872,274)     (203,442)       (85,402)
        (11,617,014)  (12,494,630)    (6,813,122)    (2,936,318)    (4,675,116)    (4,829,926)      (73,459)       (50,715)
         (5,168,823)   (5,505,403)    19,071,670     10,075,968     (2,288,136)    (2,276,396)     (164,763)       285,702
         (7,749,130)  (14,399,455)    10,439,979      3,590,023     (3,106,125)    (3,151,491)    2,000,457        735,168
           (358,882)     (368,646)      (149,477)      (271,337)      (415,780)      (141,836)      (10,901)        (1,424)

                 --            --             --             --             --             --            --       (277,960)
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------
        (13,033,698)  (18,020,801)    29,814,052     15,503,035     (5,589,080)    (4,429,959)    2,087,902      1,034,803
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------


             80,936       (46,282)          (579)        (1,396)        34,164         (7,659)          293           (145)
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (102,607,581)    8,175,062     30,943,739     17,149,738    (46,999,308)       817,762     1,342,697      1,161,932

        237,382,895   229,207,833     50,540,863     33,391,125    116,283,563    115,465,801     2,640,026      1,478,094
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $ 134,775,314  $237,382,895    $81,484,602    $50,540,863   $ 69,284,255   $116,283,563    $3,982,723     $2,640,026
      =============  ============    ===========    ===========   ============   ============    ==========     ==========






                                            MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                      GROWTH                      HIGH YIELD                   MAINSTAY VP
              GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--            ICAP SELECT EQUITY--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   568,242    $   793,275    $    28,682    $   116,646   $  8,465,086   $  6,464,682   $     50,173    $    17,171
            66,934        (53,189)       (58,166)       229,238        631,201      1,703,866       (185,358)       408,239
                --             --        434,579        623,976             --             --      3,260,482        814,698

         1,319,855        352,139     (8,811,779)       (32,686)   (34,457,235)    (6,405,559)   (43,511,687)      (361,590)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------

         1,955,031      1,092,225     (8,406,684)       937,174    (25,360,948)     1,762,989    (40,386,390)       878,518
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------

         2,691,901      2,461,521      5,775,558      4,153,945     12,239,613     14,054,331     10,075,646      2,786,165
        (1,464,293)    (1,154,653)    (1,634,639)    (1,041,250)    (6,789,646)    (6,489,164)    (4,596,122)    (1,026,397)
        (1,494,716)      (774,955)      (616,883)      (641,022)    (5,994,096)    (4,880,980)    (2,910,797)      (670,862)
        (1,161,038)      (279,935)       537,515      1,024,973     (1,488,829)      (133,368)      (722,771)       608,979
         5,312,217       (816,259)     2,917,684      5,675,576     (1,444,583)    (2,164,961)    78,585,481     13,493,782
           (64,340)      (109,972)          (746)            --       (935,454)      (156,602)      (206,673)       (21,932)

                --             --             --       (294,620)            --             --             --             --
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
         3,819,731       (674,253)     6,978,489      8,877,602     (4,412,995)       229,256     80,224,764     15,169,735
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------


              (939)        (1,048)         3,702           (895)         7,639           (933)        15,696           (747)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
         5,773,823        416,924     (1,424,493)     9,813,881    (29,766,304)     1,991,312     39,854,070     16,047,506

        18,849,505     18,432,581     17,118,908      7,305,027    105,891,660    103,900,348     27,943,596     11,896,090
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
       $24,623,328    $18,849,505    $15,694,415    $17,118,908   $ 76,125,356   $105,891,660   $ 67,797,666    $27,943,596
       ===========    ===========    ===========    ===========   ============   ============   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--          $    207,767      $    498,447       $    64,384
     Net realized gain (loss) on investments................          --               195,416         1,537,444         2,303,330
     Realized gain distribution received....................          --             1,598,292         6,937,506         4,189,497
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --            (2,108,972)      (26,590,514)       (4,117,232)
                                                                     ---          ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          --              (107,497)      (17,617,117)        2,439,979
                                                                     ---          ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          --               982,481         9,428,450        10,073,044
     Cost of insurance......................................          --              (343,591)       (3,697,896)       (3,418,435)
     Policyowners' surrenders...............................          --              (304,150)       (2,236,283)       (1,948,578)
     Net transfers from (to) Fixed Account..................          --                81,688        (1,003,964)          (62,354)
     Transfers between Investment Divisions.................          --           (10,695,168)       (4,616,837)        2,876,248
     Policyowners' death benefits...........................          --               (19,232)         (106,090)         (145,867)
                                                                     ---          ------------      ------------       -----------
       Net contributions and (withdrawals)..................          --           (10,297,972)       (2,232,620)        7,374,058
                                                                     ---          ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                    74            13,255            (2,524)
                                                                     ---          ------------      ------------       -----------
          Increase (decrease) in net assets.................          --           (10,405,395)      (19,836,482)        9,811,513
NET ASSETS:
     Beginning of year......................................          --            10,405,395        67,316,474        57,504,961
                                                                     ---          ------------      ------------       -----------
     End of year............................................         $--          $         --      $ 47,479,992       $67,316,474
                                                                     ===          ============      ============       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (20,326)      $   202,151       $    21,300       $   280,556
     Net realized gain (loss) on investments................         (44,952)          155,651           (90,320)          178,413
     Realized gain distribution received....................         181,795           236,136           417,049           641,372
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,953,723)          (13,507)       (9,341,741)          101,320
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (3,837,206)          580,431        (8,993,712)        1,201,661
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,619,315         2,056,691         5,697,468         4,651,816
     Cost of insurance......................................        (904,603)         (491,031)       (1,872,930)       (1,136,380)
     Policyowners' surrenders...............................        (277,888)         (336,051)       (1,004,699)         (304,371)
     Net transfers from (to) Fixed Account..................         600,619           967,155         1,433,714           852,692
     Transfers between Investment Divisions.................       2,785,068         3,879,522         4,564,773         6,399,215
     Policyowners' death benefits...........................         (36,792)           (8,086)          (33,757)         (106,561)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --          (284,683)               --          (291,196)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       4,785,719         5,783,517         8,784,569        10,065,215
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,666              (551)            4,121            (1,168)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         950,179         6,363,397          (205,022)       11,265,708
NET ASSETS:
     Beginning of year......................................      11,727,308         5,363,911        21,723,827        10,458,119
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $12,677,487       $11,727,308       $21,518,805       $21,723,827
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (112,962)   $  (117,646)  $    (77,065)   $   (67,855)  $   (219,467)   $  (260,922)  $    379,777    $   186,300
           115,096        472,174          5,720      1,178,038        687,364      2,485,599        (39,677)     1,640,495
                --             --      3,758,648      3,588,466      3,881,114      3,211,104      4,908,161      3,541,191

       (11,410,002)     3,961,928    (19,446,473)    (3,367,506)   (25,807,396)       595,716    (18,082,571)    (6,099,107)
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------

       (11,407,868)     4,316,456    (15,759,170)     1,331,143    (21,458,385)     6,031,497    (12,834,310)      (731,121)
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------

         4,288,705      3,573,177      5,752,807      6,317,032      7,222,259      7,815,027      5,759,586      6,672,278
        (1,692,697)    (1,340,930)    (1,945,492)    (1,953,270)    (2,737,437)    (2,722,806)    (2,285,179)    (2,432,201)
        (1,100,757)      (989,982)    (1,392,526)    (1,246,909)    (2,205,819)    (1,823,126)    (1,738,630)    (1,630,363)
          (181,237)      (245,416)      (818,424)        61,157       (839,301)      (553,103)      (905,286)      (607,899)
         1,815,493      2,089,589     (1,395,740)       685,742     (1,745,384)      (696,865)    (2,606,927)    (1,600,292)
           (20,039)       (19,050)       (27,038)       (55,131)       (27,990)       (82,060)      (133,978)       (59,025)
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------
         3,109,468      3,067,388        173,587      3,808,621       (333,672)     1,937,067     (1,910,414)       342,498
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------


             6,312         (4,488)         7,556         (1,127)        10,346         (5,535)         7,885            553
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------
        (8,292,088)     7,379,356    (15,578,027)     5,138,637    (21,781,711)     7,963,029    (14,736,839)      (388,070)

        26,915,378     19,536,022     37,080,647     31,942,010     47,654,007     39,690,978     40,206,256     40,594,326
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------
      $ 18,623,290    $26,915,378   $ 21,502,620    $37,080,647   $ 25,872,296    $47,654,007   $ 25,469,417    $40,206,256
      ============    ===========   ============    ===========   ============    ===========   ============    ===========







              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--                   VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   4,317,709  $  2,942,205   $    (94,332)   $  (122,595)  $  1,497,621    $ 1,037,762   $  1,858,779    $   828,957
          1,789,928     3,939,198       (656,513)       688,639       (670,740)       820,870     (2,737,504)     1,706,760
                 --            --      3,531,089      1,558,131      7,254,666      4,401,627     11,062,408      7,019,968

       (115,062,040)    5,939,475    (10,970,034)    (2,916,796)   (25,164,120)    (1,971,506)   (11,196,203)    (8,229,235)
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------

       (108,954,403)   12,820,878     (8,189,790)      (792,621)   (17,082,573)     4,288,753     (1,012,520)     1,326,450
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------

         31,980,425    36,270,861      3,559,279      4,181,597      7,064,287      7,922,716      3,730,480     10,064,697
        (16,930,482)  (17,189,293)    (1,191,345)    (1,303,578)    (4,548,829)    (4,481,866)    (1,767,409)    (4,863,968)
        (13,312,962)  (12,530,778)    (1,166,479)    (1,060,745)    (2,858,414)    (3,042,078)    (1,845,984)    (3,764,477)
          8,137,402    (4,474,305)      (493,452)      (313,274)    (1,395,000)    (1,004,106)      (870,077)    (1,514,750)
         (6,780,107)   (7,619,368)      (527,789)    (2,076,664)    (1,329,223)    (2,771,083)   (79,611,226)    (1,339,449)
           (604,333)     (631,523)       (14,574)       (20,818)      (144,404)      (177,223)       (31,778)      (293,581)

                 --            --             --             --             --             --             --             --
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------
          2,489,943    (6,174,406)       165,640       (593,482)    (3,211,583)    (3,553,640)   (80,395,994)    (1,711,528)
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------


             77,321       (17,553)         3,826            913         13,516         (6,456)         4,370         (2,173)
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------
       (106,387,139)    6,628,919     (8,020,324)    (1,385,190)   (20,280,640)       728,657    (81,404,144)      (387,251)

        286,370,922   279,742,003     20,167,703     21,552,893     64,358,689     63,630,032     81,404,144     81,791,395
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------
      $ 179,983,783  $286,370,922   $ 12,147,379    $20,167,703   $ 44,078,049    $64,358,689   $         --    $81,404,144
      =============  ============   ============    ===========   ============    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                   AIM V.I.                ALGER AMERICAN
                                                                INTERNATIONAL                  CAPITAL
                                                                GROWTH FUND--              APPRECIATION--
                                                               SERIES I SHARES             CLASS O SHARES
                                                               ---------------    --------------------------------
                                                                   2008(B)             2008              2007
                                                               ---------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    7,026         $      --         $     --
     Net realized gain (loss) on investments................         (43,505)              776           44,673
     Realized gain distribution received....................          24,473                --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (419,378)         (488,657)          45,179
                                                                  ----------         ---------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (431,384)         (487,881)          89,852
                                                                  ----------         ---------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          85,271           409,797           30,188
     Cost of insurance......................................         (29,216)          (52,806)         (35,556)
     Policyowners' surrenders...............................          (1,363)          (10,936)              --
     Net transfers from (to) Fixed Account..................         192,367           185,353          174,047
     Transfers between Investment Divisions.................       1,501,699           164,328           51,812
     Policyowners' death benefits...........................              --                --               --
                                                                  ----------         ---------         --------
       Net contributions and (withdrawals)..................       1,748,758           695,736          220,491
                                                                  ----------         ---------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              82                --               --
                                                                  ----------         ---------         --------
          Increase (decrease) in net assets.................       1,317,456           207,855          310,343
NET ASSETS:
     Beginning of year......................................              --           488,701          178,358
                                                                  ----------         ---------         --------
     End of year............................................      $1,317,456         $ 696,556         $488,701
                                                                  ==========         =========         ========




                                                                       ALGER AMERICAN
                                                                     SMALLCAP GROWTH--
                                                                       CLASS O SHARES
                                                               -----------------------------
                                                                    2008             2007
                                                               -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (235,625)    $  (311,065)
     Net realized gain (loss) on investments................       1,650,850       3,039,691
     Realized gain distribution received....................         561,673              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (26,254,591)      5,263,983
                                                                ------------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (24,277,693)      7,992,609
                                                                ------------     -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       5,086,705       6,158,729
     Cost of insurance......................................      (2,507,840)     (2,760,617)
     Policyowners' surrenders...............................      (1,970,369)     (2,184,332)
     Net transfers from (to) Fixed Account..................      (1,284,304)     (1,680,237)
     Transfers between Investment Divisions.................      (2,489,804)     (2,231,725)
     Policyowners' death benefits...........................         (57,022)        (48,270)
                                                                ------------     -----------
       Net contributions and (withdrawals)..................      (3,222,634)     (2,746,452)
                                                                ------------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          17,940          (9,177)
                                                                ------------     -----------
          Increase (decrease) in net assets.................     (27,482,387)      5,236,980
NET ASSETS:
     Beginning of year......................................      53,669,111      48,432,131
                                                                ------------     -----------
     End of year............................................    $ 26,186,724     $53,669,111
                                                                ============     ===========






                                                                          DREYFUS IP                          DREYFUS VIF
                                                                      TECHNOLOGY GROWTH--                DEVELOPING LEADERS--
                                                                        INITIAL SHARES                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (51,859)      $   (57,566)      $    9,587        $    7,542
     Net realized gain (loss) on investments................         (18,715)          327,471          (17,006)          (52,952)
     Realized gain distribution received....................              --                --           57,442           131,869
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,830,688)        1,063,795         (547,556)         (250,076)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,901,262)        1,333,700         (497,533)         (163,617)
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,869,069         2,146,187          129,418            39,660
     Cost of insurance......................................      (1,048,913)         (889,405)         (19,820)          (14,228)
     Policyowners' surrenders...............................        (560,643)         (298,066)         (12,478)           (3,282)
     Net transfers from (to) Fixed Account..................        (237,415)         (156,139)          94,614           476,806
     Transfers between Investment Divisions.................         372,486          (110,738)         111,027           (49,546)
     Policyowners' death benefits...........................          (2,808)           (7,351)              --                --
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................         391,776           684,488          302,761           449,410
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,613            (1,312)              --                --
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (4,506,873)        2,016,876         (194,772)          285,793
NET ASSETS:
     Beginning of year......................................      11,348,799         9,331,923        1,160,974           875,181
                                                                 -----------       -----------       ----------        ----------
     End of year............................................     $ 6,841,926       $11,348,799       $  966,202        $1,160,974
                                                                 ===========       ===========       ==========        ==========




Not all investment divisions are available under all policies.

(b) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









     ALLIANCEBERNSTEIN            AMERICAN                      AMERICAN                      AMERICAN
     VPS SMALL/MID CAP           CENTURY VP                    CENTURY VP                    CENTURY VP
     VALUE PORTFOLIO--     INFLATION PROTECTION--           INTERNATIONAL--                   VALUE--
       CLASS A SHARES             CLASS II                      CLASS II                      CLASS II
     ----------------- ----------------------------- ----------------------------- -----------------------------
          2008(B)           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------



         $   (1,672)      $  4,961       $  1,778      $    11,140    $   10,071      $  17,425     $   21,814
            (21,393)           273           (170)        (380,792)      232,123        (16,798)       (29,180)
                 --             --             --          164,256            --         98,856        123,872

           (184,246)        (8,304)         2,215         (894,663)       69,693       (356,936)      (164,679)
         ----------       --------       --------      -----------    ----------      ---------     ----------

           (207,311)        (3,070)         3,823       (1,100,059)      311,887       (257,453)       (48,173)
         ----------       --------       --------      -----------    ----------      ---------     ----------

             96,289         24,044         18,904          438,826       305,412         83,885        115,629
            (23,833)       (14,217)       (23,805)         (93,947)      (71,010)       (31,396)       (46,649)
             (7,113)            --             --             (540)      (46,910)            --           (592)
            218,137            631         26,281          333,874       145,084          8,104        101,227
            917,364         53,335         17,846       (1,208,185)      394,193        297,074       (727,232)
                 --             --             --               --            --             --             --
         ----------       --------       --------      -----------    ----------      ---------     ----------
          1,200,844         63,793         39,226         (529,972)      726,769        357,667       (557,617)
         ----------       --------       --------      -----------    ----------      ---------     ----------


                 20             --             --               --            --             --             --
         ----------       --------       --------      -----------    ----------      ---------     ----------
            993,553         60,723         43,049       (1,630,031)    1,038,656        100,214       (605,790)

                 --         75,216         32,167        2,730,058     1,691,402        842,593      1,448,383
         ----------       --------       --------      -----------    ----------      ---------     ----------
         $  993,553       $135,939       $ 75,216      $ 1,100,027    $2,730,058      $ 942,807     $  842,593
         ==========       ========       ========      ===========    ==========      =========     ==========


            CVS CALVERT
          SOCIAL BALANCED
             PORTFOLIO
     -------------------------
          2008         2007
     -------------------------

       $    87,312  $   90,058
           (45,365)     84,382
            62,325     271,353
        (1,642,776)   (340,751)
       -----------  ----------
        (1,538,504)    105,042
       -----------  ----------

           630,818     687,294
          (293,621)   (281,500)
          (285,829)   (269,639)
           (97,673)   (215,837)
           104,114    (122,070)
            (4,821)    (26,285)
       -----------  ----------
            52,988    (228,037)
       -----------  ----------
               840        (129)
       -----------  ----------
        (1,484,676)   (123,124)

         4,832,319   4,955,443
       -----------  ----------
       $ 3,347,643  $4,832,319
       ===========  ==========




          DWS DREMAN
     SMALL MID CAP VALUE        FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
         VIP--CLASS A           CONTRAFUND(R)--               EQUITY-INCOME--                   GROWTH--
            SHARES               INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ------------------- ----------------------------- ----------------------------- -----------------------------
           2008(B)            2008           2007           2008           2007           2008           2007
     -------------------------------------------------------------------------------------------------------------



           $   (454)      $    778,743   $    768,829   $  1,208,468    $   966,902    $    30,337    $   12,328
            (19,045)        (1,672,335)     3,451,599     (1,394,655)       714,692         (9,442)      168,686
                 --          5,069,541     52,213,154         61,898      6,223,204             --         1,846

            (30,573)       (97,794,930)   (25,056,976)   (31,764,650)    (7,318,403)    (1,734,879)      244,961
           --------       ------------   ------------   ------------    -----------    -----------    ----------

            (50,072)       (93,618,981)    31,376,606    (31,888,939)       586,395     (1,713,984)      427,821
           --------       ------------   ------------   ------------    -----------    -----------    ----------

             45,164         24,319,537     24,658,903      9,200,415     10,137,479        150,141        19,952
            (12,827)       (10,978,412)   (10,519,534)    (3,880,355)    (4,072,166)       (42,615)      (23,529)
             (2,917)        (8,342,051)    (8,422,930)    (2,601,995)    (2,699,598)        (7,798)           --
             66,303         (2,365,243)    (1,661,137)    (1,038,480)      (120,247)       616,692       669,413
            281,400         (1,508,697)      (596,047)    (1,910,958)      (476,563)     1,119,557        35,999
                 --           (345,641)      (355,317)      (244,112)      (346,839)            --            --
           --------       ------------   ------------   ------------    -----------    -----------    ----------
            377,123            779,493      3,103,938       (475,485)     2,422,066      1,835,977       701,835
           --------       ------------   ------------   ------------    -----------    -----------    ----------


                  3             63,950        (40,956)        20,472         (1,033)            --            --
           --------       ------------   ------------   ------------    -----------    -----------    ----------
            327,054        (92,775,538)    34,439,588    (32,343,952)     3,007,428        121,993     1,129,656

                 --        217,701,630    183,262,042     74,401,621     71,394,193      2,257,204     1,127,548
           --------       ------------   ------------   ------------    -----------    -----------    ----------
           $327,054       $124,926,092   $217,701,630   $ 42,057,669    $74,401,621    $ 2,379,197    $2,257,204
           ========       ============   ============   ============    ===========    ===========    ==========


          FIDELITY(R) VIP
            INDEX 500--
           INITIAL CLASS
     -------------------------
          2008         2007
     -------------------------

       $   117,979  $   89,817
           (85,187)      6,212
            29,004          --
        (1,783,438)      6,387
       -----------  ----------
        (1,721,642)    102,416
       -----------  ----------

         1,377,815     252,801
           (94,884)    (60,024)
              (979)       (993)
           447,316     651,591
           961,043      62,518
                --          --
       -----------  ----------
         2,690,311     905,893
       -----------  ----------
                --          --
       -----------  ----------
           968,669   1,008,309

         2,818,158   1,809,849
       -----------  ----------
       $ 3,786,827  $2,818,158
       ===========  ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                    INVESTMENT GRADE BOND--                    MID CAP--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  32,952         $ 23,931         $    15,590       $   32,182
     Net realized gain (loss) on investments................        (17,292)            (626)           (222,201)          38,569
     Realized gain distribution received....................            640               --             479,278          330,006
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (53,262)           6,014          (1,816,326)         104,961
                                                                  ---------         --------         -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (36,962)          29,319          (1,543,659)         505,718
                                                                  ---------         --------         -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         53,395           34,977             317,693          350,772
     Cost of insurance......................................        (29,022)         (32,621)           (128,739)        (124,096)
     Policyowners' surrenders...............................             --               --              (8,669)         (14,230)
     Net transfers from (to) Fixed Account..................       (112,032)         343,130             109,942          319,993
     Transfers between Investment Divisions.................        188,695            6,962             279,963         (836,744)
     Policyowners' death benefits...........................             --               --                  --           (5,612)
                                                                  ---------         --------         -----------       ----------
       Net contributions and (withdrawals)..................        101,036          352,448             570,190         (309,917)
                                                                  ---------         --------         -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --               --                  --               --
                                                                  ---------         --------         -----------       ----------
          Increase (decrease) in net assets.................         64,074          381,767            (973,469)         195,801
NET ASSETS:
     Beginning of year......................................        795,459          413,692           3,433,554        3,237,753
                                                                  ---------         --------         -----------       ----------
     End of year............................................      $ 859,533         $795,459         $ 2,460,085       $3,433,554
                                                                  =========         ========         ===========       ==========







                                                                            MFS(R)                              MFS(R)
                                                                   INVESTORS TRUST SERIES--             NEW DISCOVERY SERIES--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  1,459          $  1,034          $      --         $     --
     Net realized gain (loss) on investments................       (13,836)              968             (2,407)           1,425
     Realized gain distribution received....................        12,046             1,048            161,693            8,790
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (90,504)           10,486           (638,769)         (29,317)
                                                                  --------          --------          ---------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................       (90,835)           13,536           (479,483)         (19,102)
                                                                  --------          --------          ---------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         4,959             1,652            146,352            5,608
     Cost of insurance......................................        (7,888)           (4,803)           (20,817)          (4,030)
     Policyowners' surrenders...............................            --                --                 --               --
     Net transfers from (to) Fixed Account..................         2,008            43,034            251,522          193,281
     Transfers between Investment Divisions.................        37,456            81,322            483,280          245,558
     Policyowners' death benefits...........................            --                --                 --               --
                                                                  --------          --------          ---------         --------
       Net contributions and (withdrawals)..................        36,535           121,205            860,337          440,417
                                                                  --------          --------          ---------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                 --               --
                                                                  --------          --------          ---------         --------
          Increase (decrease) in net assets.................       (54,300)          134,741            380,854          421,315
NET ASSETS:
     Beginning of year......................................       203,336            68,595            523,522          102,207
                                                                  --------          --------          ---------         --------
     End of year............................................      $149,036          $203,336          $ 904,376         $523,522
                                                                  ========          ========          =========         ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











            FIDELITY(R) VIP              JANUS ASPEN SERIES            JANUS ASPEN SERIES            JANUS ASPEN SERIES
               OVERSEAS--                    BALANCED--                 MID CAP GROWTH--             WORLDWIDE GROWTH--
             INITIAL CLASS              INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   128,201    $  111,485    $  2,477,767   $  2,482,690    $    2,929      $    865     $    596,061   $    207,634
             4,528        73,268         733,155      1,165,844        25,857        10,647       (3,942,687)    (1,277,284)
           427,919       160,223       8,243,942             --        39,835         1,842               --             --

        (2,825,734)      149,852     (31,848,265)     8,106,201      (678,462)       54,385      (50,552,915)    11,539,074
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------

        (2,265,086)      494,828     (20,393,401)    11,754,735      (609,841)       67,739      (53,899,541)    10,469,424
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------

           259,226       130,517      14,151,047     15,681,351       317,805        69,681       13,453,100     14,612,214
           (85,953)      (66,768)     (7,792,206)    (7,042,040)      (32,073)      (13,162)      (6,484,449)    (6,914,850)
              (523)         (626)     (6,298,384)    (5,679,483)           --        (4,410)      (5,551,011)    (5,938,862)
           228,966     1,117,733      (3,026,501)    (2,854,166)       14,221        44,496       (2,036,684)    (2,581,942)
           973,685       347,767      (1,409,288)    (4,607,679)      874,742        22,309       (3,497,623)    (2,619,243)
                --            --        (217,267)      (444,745)           --            --         (127,623)      (178,211)
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------
         1,375,401     1,528,623      (4,592,599)    (4,946,762)    1,174,695       118,914       (4,244,290)    (3,620,894)
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------


                --            --          15,006        (14,601)           --            --           40,866        (16,786)
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------
          (889,685)    2,023,451     (24,970,994)     6,793,372       564,854       186,653      (58,102,965)     6,831,744

         4,218,821     2,195,370     127,104,338    120,310,966       461,542       274,889      122,957,433    116,125,689
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------
       $ 3,329,136    $4,218,821    $102,133,344   $127,104,338    $1,026,396      $461,542     $ 64,854,468   $122,957,433
       ===========    ==========    ============   ============    ==========      ========     ============   ============






                                                                        NEUBERGER BERMAN                   PIMCO
                 MFS(R)                        MFS(R)                     AMT MID-CAP                  GLOBAL BOND--
           RESEARCH SERIES--             UTILITIES SERIES--            GROWTH PORTFOLIO--              ADMINISTRATIVE
             INITIAL CLASS                 INITIAL CLASS                    CLASS I                     CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



        $    505       $     --      $     6,619    $    3,366      $      --      $     --       $  4,763        $ 2,047
            (543)            19         (273,062)       19,566         20,998         2,186           (249)            54
              --             --          113,540        24,397             --            --             --            164

         (51,047)         1,620         (956,689)       57,508       (183,606)       17,023        (12,842)         4,694
        --------       --------      -----------    ----------      ---------      --------       --------        -------

         (51,085)         1,639       (1,109,592)      104,837       (162,608)       19,209         (8,328)         6,959
        --------       --------      -----------    ----------      ---------      --------       --------        -------

           6,907         10,911          726,463        81,038         26,104        24,001         18,387          2,628
          (6,540)        (1,272)        (166,098)      (34,753)       (18,349)       (7,529)       (11,738)        (4,253)
              --             --          (76,336)           --           (448)           --             --             --

              --            558          504,848       117,488         43,089        30,003          4,611         41,980
          51,341         98,751        1,253,319     1,121,492        329,108        32,325        134,014         (1,685)
              --             --               --            --             --            --             --             --
        --------       --------      -----------    ----------      ---------      --------       --------        -------
          51,708        108,948        2,242,196     1,285,265        379,504        78,800        145,274         38,670
        --------       --------      -----------    ----------      ---------      --------       --------        -------


              --             --              137            --             --            --             --             --
        --------       --------      -----------    ----------      ---------      --------       --------        -------
             623        110,587        1,132,741     1,390,102        216,896        98,009        136,946         45,629

         110,591              4        1,628,912       238,810        182,643        84,634         76,760         31,131
        --------       --------      -----------    ----------      ---------      --------       --------        -------
        $111,214       $110,591      $ 2,761,653    $1,628,912      $ 399,539      $182,643       $213,706        $76,760
        ========       ========      ===========    ==========      =========      ========       ========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                             PIMCO                               PIMCO
                                                                        LOW DURATION--                       REAL RETURN--
                                                                        ADMINISTRATIVE                      ADMINISTRATIVE
                                                                         CLASS SHARES                        CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008             2007(A)            2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   836            $  66           $  6,538           $   467
     Net realized gain (loss) on investments................          (290)             166             59,711             5,358
     Realized gain distribution received....................           301               --                426               208
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,592)              --            (97,103)           (4,742)
                                                                   -------            -----           --------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................          (745)             232            (30,428)            1,291
                                                                   -------            -----           --------           -------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         2,568               --             30,433             4,628
     Cost of insurance......................................        (1,301)            (121)           (20,707)           (2,543)
     Policyowners' surrenders...............................            --               --                 --                --
     Net transfers from (to) Fixed Account..................         1,836               --             (6,791)           87,367
     Transfers between Investment Divisions.................        16,034             (111)           184,367            (4,168)
     Policyowners' death benefits...........................            --               --                 --                --
                                                                   -------            -----           --------           -------
       Net contributions and (withdrawals)..................        19,137             (232)           187,302            85,284
                                                                   -------            -----           --------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --               --                 --                --
                                                                   -------            -----           --------           -------
          Increase (decrease) in net assets.................        18,392               --            156,874            86,575
NET ASSETS:
     Beginning of year......................................            --               --             91,113             4,538
                                                                   -------            -----           --------           -------
     End of year............................................       $18,392            $  --           $247,987           $91,113
                                                                   =======            =====           ========           =======






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                       LIMITED-TERM BOND                       ABSOLUTE
                                                                           PORTFOLIO                            RETURN
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $ 19,177          $ 10,376          $    444          $  1,300
     Net realized gain (loss) on investments................        (3,338)             (959)             (838)              284
     Realized gain distribution received....................            --                --            14,220             4,468
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (11,697)            3,492           (98,351)           (1,251)
                                                                  --------          --------          --------          --------
       Net increase (decrease) in net assets resulting from
          operations........................................         4,142            12,909           (84,525)            4,801
                                                                  --------          --------          --------          --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       124,876            30,554           112,637            25,750
     Cost of insurance......................................       (26,444)          (35,294)          (14,003)           (6,766)
     Policyowners' surrenders...............................            --                --                --            (3,108)
     Net transfers from (to) Fixed Account..................        21,949             5,942            49,868           179,434
     Transfers between Investment Divisions.................       168,057            47,226            85,994           105,968
     Policyowners' death benefits...........................            --                --                --                --
                                                                  --------          --------          --------          --------
       Net contributions and (withdrawals)..................       288,438            48,428           234,496           301,278
                                                                  --------          --------          --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                --                --
                                                                  --------          --------          --------          --------
          Increase (decrease) in net assets.................       292,580            61,337           149,971           306,079
NET ASSETS:
     Beginning of year......................................       274,672           213,335           477,275           171,196
                                                                  --------          --------          --------          --------
     End of year............................................      $567,252          $274,672          $627,246          $477,275
                                                                  ========          ========          ========          ========




Not all investment divisions are available under all policies.

(a) For the period October 16, 2007 (Commencement of Investments) through December 31, 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                 PIMCO                         ROYCE                         ROYCE
             TOTAL RETURN--                  MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE
             ADMINISTRATIVE                 PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME
              CLASS SHARES                INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------




        $ 30,533       $  1,379      $   172,562    $   73,071     $    13,633    $  (18,812)   $  1,123,154    $   834,709
          44,316         16,906         (243,117)       66,681        (205,306)       28,588          25,772      1,229,416
          15,489             --          893,867       628,957         560,585       206,815       1,886,323      4,260,701

         (59,665)       (12,726)      (4,683,786)     (629,287)     (2,230,992)     (432,296)    (29,565,423)    (4,674,267)
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------

          30,673          5,559       (3,860,474)      139,422      (1,862,080)     (215,705)    (26,530,174)     1,650,559
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------

          72,402            187        2,039,580     1,696,028       1,372,913       942,182      10,940,493     10,725,928
         (28,384)          (857)        (585,065)     (471,201)       (455,748)     (265,031)     (3,647,886)    (3,576,003)
            (344)            --         (237,189)     (172,592)       (177,221)      (68,452)     (2,812,336)    (2,360,837)
          70,389        394,538           83,711       195,844         142,185       228,496      (1,017,599)      (157,357)
         411,507             16          535,363     1,507,002       1,941,841     1,479,022      (1,887,973)     1,831,838
              --             --          (13,850)      (22,262)         (8,664)      (26,273)       (534,090)       (91,309)
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------
         525,570        393,884        1,822,550     2,732,819       2,815,306     2,289,944       1,040,609      6,372,260
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------


              --             --            1,359          (276)            531           142          14,847         (1,840)
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------
         556,243        399,443       (2,036,565)    2,871,965         953,757     2,074,381     (25,474,718)     8,020,979

         413,261         13,818        7,560,179     4,688,214       4,614,283     2,539,902      71,519,972     63,498,993
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------
        $969,504       $413,261      $ 5,523,614    $7,560,179     $ 5,568,040    $4,614,283    $ 46,045,254    $71,519,972
        ========       ========      ===========    ==========     ===========    ==========    ============    ===========






                                             VAN KAMPEN                    VAN KAMPEN
                VAN ECK                     UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
               WORLDWIDE                   MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              HARD ASSETS                     CLASS I                       CLASS I                       CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------




      $    (98,475)   $  (110,186)    $  42,116      $  9,705     $   (363,845)   $  (100,553)   $    54,519     $  10,311
           115,219        205,592        (4,225)          180        3,223,593      4,249,666       (686,136)        7,689
         5,219,203      1,906,351        24,309         4,147       18,595,350      7,716,177        608,443        80,524

       (24,321,068)     6,600,535      (159,781)       (6,377)     (68,423,731)    11,181,035     (1,040,037)     (297,808)
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------

       (19,085,121)     8,602,292       (97,581)        7,655      (46,968,633)    23,046,325     (1,063,211)     (199,284)
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------

         6,953,675      4,699,340       201,642        23,388        9,018,829      8,100,566        232,325        56,405
        (2,605,378)    (1,532,635)      (20,875)       (5,632)      (3,982,275)    (3,612,598)       (85,028)      (24,657)
        (1,015,626)      (645,537)           --        (3,181)      (2,614,146)    (2,486,966)       (40,342)           --
           (46,020)       985,779        33,977       186,402       (1,639,662)      (940,285)       176,686       482,421
         2,401,802      9,374,577       121,278        13,826       (2,993,339)     2,624,934      2,491,110       211,949
           (35,491)       (17,904)           --            --          (83,402)       (70,301)            --            --
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------
         5,652,962     12,863,620       336,022       214,803       (2,293,995)     3,615,350      2,774,751       726,118
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------


             3,968         (6,869)           --            --           30,928        (30,526)            47            --
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------
       (13,428,191)    21,459,043       238,441       222,458      (49,231,700)    26,631,149      1,711,587       526,834

        35,140,020     13,680,977       313,890        91,432       84,223,057     57,591,908        880,460       353,626
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------
      $ 21,711,829    $35,140,020     $ 552,331      $313,890     $ 34,991,357    $84,223,057    $ 2,592,047     $ 880,460
      ============    ===========     =========      ========     ============    ===========    ===========     =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL")--Series
1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000")--Series 1 and Single Premium Variable Universal Life ("SPVUL")--Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000")--Series 2, Single Premium Variable Universal Life ("SPVUL")--Series 2 and 3, Survivorship Variable Universal Life ("SVUL")--Series 2, Variable Universal Life Provider ("VUL Provider")), Variable Universal Life Accumulator ("VUL Accumulator"), and Survivorship Variable Universal Life Accumulator ("SVUL Accumulator"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the AIM Variable Insurance Funds, the Alger American Fund, the AllianceBernstein(R) Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account represent the general assets of NYLIAC. NYLIAC's Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(2)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation--Class O Shares(3)
Alger American SmallCap Growth--Class O Shares(1)
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class

                                                   NYLIAC VUL SEPARATE ACCOUNT-I




--------------------------------------------------------------------------------

Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

     All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     For SVUL, VUL 2000, SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

     In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the Policyowner's instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization--Class O Shares).

(2) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(3) Formerly known as Alger American Leveraged AllCap--Class O Shares.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of VUL Separate Account-I are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......          887              2,336             8,169            80,914

Identified cost........       $9,576            $31,955          $173,083           $80,916







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                             EQUITY--          EQUITY--          GROWTH--           CORE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         8,053             4,203             2,026             3,043

Identified cost........      $108,958           $63,288           $23,747           $39,326



Investment activity for the year ended December 31, 2008, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $1,398            $7,093            $ 4,082           $61,747

Proceeds from sales....        1,615             4,902             17,391            31,229







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                             EQUITY--          EQUITY--          GROWTH--           CORE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $89,369           $12,920           $7,001            $7,298

Proceeds from sales....         5,871             7,795            3,990             3,415



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            5,748              445              3,736              836              2,105             2,252            11,194

         $111,797           $4,581            $38,532           $7,867            $23,164           $24,167          $104,398






                                                              MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL
         GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            3,457             3,887             1,525             2,847             9,815             2,626             4,116

          $43,050           $42,822           $16,359           $30,155          $224,531           $23,330           $67,569








                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $16,789           $3,575            $9,027            $2,655            $8,467            $8,690            $16,893

            8,835            1,459             4,289             2,344             3,999             1,129             12,890






                                                              MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL
         GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $7,795            $7,896            $6,415            $10,926           $28,109           $5,832            $10,688

           4,478             4,531             1,483              1,672            21,515            2,232              5,188

--------------------------------------------------------------------------------







                                                AIM V.I.            ALGER             ALGER
                                              INTERNATIONAL       AMERICAN          AMERICAN
                             MAINSTAY VP      GROWTH FUND--        CAPITAL          SMALLCAP
                               VALUE--          SERIES I       APPRECIATION--       GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Number of shares.......           --                 68                23              1,494

Identified cost........          $--             $1,738            $1,113            $29,328







                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......           41               8,126             3,200              101

Identified cost........         $358            $207,471           $73,589           $3,828








                                                AIM V.I.            ALGER             ALGER
                                              INTERNATIONAL       AMERICAN          AMERICAN
                             MAINSTAY VP      GROWTH FUND--        CAPITAL          SMALLCAP
                               VALUE--          SERIES I       APPRECIATION--       GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Purchases..............        $14,306           $1,861             $823             $1,925

Proceeds from sales....         81,872               80              127              4,804







                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............         $421             $19,962           $6,741            $1,943

Proceeds from sales....           44              13,356            5,988                77



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


             100                14                 186               201             2,683             1,074                51

          $1,173              $142              $1,749            $1,369            $4,769            $9,625            $1,763





                                                                                                    JANUS ASPEN       JANUS ASPEN
                           FIDELITY(R)                                            JANUS ASPEN         SERIES            SERIES
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           BALANCED--         GROWTH--          GROWTH--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


              38                73                 133               274              4,463               48              3,372

          $5,426              $902              $4,022            $5,513           $106,706           $1,599            $99,116







       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $1,242               $82              $2,404             $510              $873             $2,407             $398

              47                13               2,759               37               667              2,069               29





                                                                                                    JANUS ASPEN       JANUS ASPEN
                           FIDELITY(R)                                            JANUS ASPEN         SERIES            SERIES
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           BALANCED--         GROWTH--          GROWTH--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $3,098              $409              $2,058            $2,009            $17,100           $1,326            $6,051

             261               275                 994                78             11,177              109             9,624

--------------------------------------------------------------------------------






                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          10                110                9                152

Identified cost........        $215             $1,552             $161             $3,627






                              T. ROWE           T. ROWE
                               PRICE             PRICE            VAN ECK
                              EQUITY         LIMITED-TERM        WORLDWIDE          VAN ECK
                              INCOME             BOND            ABSOLUTE          WORLDWIDE
                             PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS
                          --------------------------------------------------------------------


Number of shares.......         3,213             117                70               1,155

Identified cost........       $70,205            $580              $723             $38,288








                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $109             $1,036              $54             $3,940

Proceeds from sales....          59                 14                2              1,574






                              T. ROWE           T. ROWE
                               PRICE             PRICE            VAN ECK
                              EQUITY         LIMITED-TERM        WORLDWIDE          VAN ECK
                              INCOME             BOND            ABSOLUTE          WORLDWIDE
                             PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS
                          --------------------------------------------------------------------


Purchases..............       $11,435            $380              $263             $19,824

Proceeds from sales....         7,382              74                14               9,056



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


             25                17                 2                22                 94                916              867

           $544              $221               $20              $349             $1,038            $10,733           $8,155






        VAN KAMPEN        VAN KAMPEN
       UIF EMERGING      UIF EMERGING       VAN KAMPEN
          MARKETS           MARKETS          UIF U.S.
          DEBT--           EQUITY--        REAL ESTATE--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------


             85               4,568              315

           $716             $67,277           $3,907








         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $445              $182               $37              $254              $614             $3,689            $4,232

             66                33                17                60                44                796               837






        VAN KAMPEN        VAN KAMPEN
       UIF EMERGING      UIF EMERGING       VAN KAMPEN
          MARKETS           MARKETS          UIF U.S.
          DEBT--           EQUITY--        REAL ESTATE--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------


           $420             $26,468           $4,403

             18              10,560              969

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

     - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

     - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

       For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

       For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

       For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-
       10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:


                                           MONTHLY                  MONTHLY
                                       CONTRACT CHARGE          CONTRACT CHARGE
POLICY                                  POLICY YEAR 1       SUBSEQUENT POLICY YEARS
------                                 ---------------    ---------------------------
VUL.................................          N/A         $                         7
SVUL................................         $ 60                                  10
VUL 2000............................           30                                  10
VUL Provider........................           30                                  10
VUL Accumulator.....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
SVUL Accumulator....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
Pinnacle VUL*.......................          100                                  25
Pinnacle SVUL*......................          100                                  25



       -------

       * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

     - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

    For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

    For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

    For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

     - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

     - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

    For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

    For VUL Accumulator, this charge is based on the insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

    For SVUL Accumulator, this charge is based on both insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

    For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.


----------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

--------------------------------------------------------------------------------

     - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

     - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
       2)**, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Provider policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

     The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

     For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

     Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the

----------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

 *** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------


sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

     For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

     For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:





                                                                         MAINSTAY VP
                             MAINSTAY VP           MAINSTAY VP             CAPITAL
                             BALANCED--              BOND--            APPRECIATION--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     33          38         91        72          988        904
Units redeemed.........    (55)       (529)       (94)      (88)      (1,513)    (1,549)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........    (22)       (491)        (3)      (16)        (525)      (645)
                           ===        ====       ====       ===       ======     ======

GROUP 2 POLICIES
Units issued...........     18          38         82        75          964        923
Units redeemed.........    (41)        (15)      (104)      (84)      (1,308)    (1,336)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........    (23)         23        (22)       (9)        (344)      (413)
                           ===        ====       ====       ===       ======     ======

GROUP 3 POLICIES
Units issued...........     --          --         13        42           17         19
Units redeemed.........     --          --         (7)       (2)          (2)        (1)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........     --          --          6        40           15         18
                           ===        ====       ====       ===       ======     ======

GROUP 4 POLICIES
Units issued...........    117         166        154        98          158        155
Units redeemed.........    (94)        (34)       (61)      (70)        (124)      (103)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........     23         132         93        28           34         52
                           ===        ====       ====       ===       ======     ======




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                      MAINSTAY VP
                                MAINSTAY VP          CONSERVATIVE           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP         COMMON STOCK--         ALLOCATION--          CONVERTIBLE--        FLOATING RATE--
        CASH MANAGEMENT        INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


        5,833      3,630       210        193       107         48          51         61        15           42
       (3,490)    (2,099)     (352)      (309)      (40)       (30)        (70)       (70)      (56)      (2,306)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        2,343      1,531      (142)      (116)       67         18         (19)        (9)      (41)      (2,264)
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


        7,888      2,104       345        327        66         15         136        138        46           34
       (2,990)    (1,536)     (539)      (447)      (15)        (2)       (243)      (181)      (47)         (23)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        4,898        568      (194)      (120)       51         13        (107)       (43)       (1)          11
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


       17,224      9,361        22         17        --         --          14          8        26           37
       (8,918)    (1,820)       (5)        (7)       --         --          (3)        (2)      (13)          (2)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        8,306      7,541        17         10        --         --          11          6        13           35
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


       10,318      4,460       137        120        92         63         164        120        82          146
       (2,143)    (1,254)     (105)       (49)      (11)        (6)        (84)       (58)      (75)         (88)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        8,175      3,206        32         71        81         57          80         62         7           58
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


--------------------------------------------------------------------------------








                                                    MAINSTAY VP           MAINSTAY VP
                              MAINSTAY VP             GROWTH              HIGH YIELD
                             GOVERNMENT--          ALLOCATION--        CORPORATE BOND--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     122         48         247       341         162        168
Units redeemed.........     (78)       (80)        (66)      (69)       (363)      (300)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........      44        (32)        181       272        (201)      (132)
                            ===        ===        ====       ===        ====       ====

GROUP 2 POLICIES
Units issued...........     121         49         137       177         145        160
Units redeemed.........     (74)       (70)        (41)      (45)       (289)      (203)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........      47        (21)         96       132        (144)       (43)
                            ===        ===        ====       ===        ====       ====

GROUP 3 POLICIES
Units issued...........      18          2          --        --         111         44
Units redeemed.........     (11)        (1)         --        --          (9)        (4)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........       7          1          --        --         102         40
                            ===        ===        ====       ===        ====       ====

GROUP 4 POLICIES
Units issued...........     258         68         544       406         333        416
Units redeemed.........     (95)       (55)       (141)      (67)       (260)      (203)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........     163         13         403       339          73        213
                            ===        ===        ====       ===        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT           MAINSTAY VP          INTERNATIONAL           LARGE CAP              MID CAP
           EQUITY--          INCOME & GROWTH--         EQUITY--              GROWTH--               CORE--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


       3,706       316         --          10         92        151        199        209         73        89
        (411)      (28)        --        (262)      (212)      (119)       (84)       (66)      (130)      (89)
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
       3,295       288         --        (252)      (120)        32        115        143        (57)       --
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


       1,638       471         --          33        116        191        202        180         69        79
        (262)      (75)        --        (444)      (232)      (103)      (201)      (174)       (99)      (54)
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
       1,376       396         --        (411)      (116)        88          1          6        (30)       25
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


          84        18         --           1         --         --         45         17         --        --
          (6)       (2)        --          (8)        --         --         (3)        (2)        --        --
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
          78        16         --          (7)        --         --         42         15         --        --
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


         994       353         --          36        331        332        219        162        238       233
        (145)      (34)        --        (184)      (231)       (94)       (68)       (38)      (141)      (74)
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
         849       319         --        (148)       100        238        151        124         97       159
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


--------------------------------------------------------------------------------








                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                MID CAP               MID CAP              MODERATE
                               GROWTH--               VALUE--            ALLOCATION--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........       86         77         91         85       210        273
Units redeemed.........     (157)      (129)      (224)      (130)      (51)       (56)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........      (71)       (52)      (133)       (45)      159        217
                            ====       ====       ====       ====       ===        ===

GROUP 2 POLICIES
Units issued...........      106         99        106        104       101        111
Units redeemed.........     (148)      (111)      (178)      (139)      (25)       (23)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........      (42)       (12)       (72)       (35)       76         88
                            ====       ====       ====       ====       ===        ===

GROUP 3 POLICIES
Units issued...........       --         --         --         --        --         --
Units redeemed.........       --         --         --         --        --         --
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........       --         --         --         --        --         --
                            ====       ====       ====       ====       ===        ===

GROUP 4 POLICIES
Units issued...........      310        273        259        242       268        219
Units redeemed.........     (252)      (127)      (215)      (150)      (58)       (25)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........       58        146         44         92       210        194
                            ====       ====       ====       ====       ===        ===




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
        MODERATE GROWTH         S&P 500            SMALL CAP          MAINSTAY VP         MAINSTAY VP
         ALLOCATION--           INDEX--            GROWTH--         TOTAL RETURN--          VALUE--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007     2008       2007
      --------------------------------------------------------------------------------------------------


         378       379        479        429      53         50      198        195        73       172
        (121)      (83)      (753)      (675)    (98)      (132)    (315)      (320)   (1,859)     (262)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
         257       296       (274)      (246)    (45)       (82)    (117)      (125)   (1,786)      (90)
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


         182       249        874        820      86         80      159        168        59       158
         (67)      (29)    (1,356)    (1,005)   (104)      (112)    (243)      (237)   (1,379)     (198)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
         115       220       (482)      (185)    (18)       (32)     (84)       (69)   (1,320)      (40)
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


          --        --      1,054         68      --         --        4          6         2        10
          --        --        (19)        (9)     --         --       (1)        (2)      (50)       (3)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
          --        --      1,035         59      --         --        3          4       (48)        7
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


         599       402        676        650     212        183       72         69        67       166
        (118)      (65)      (522)      (373)   (150)      (137)     (52)       (45)     (702)      (77)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
         481       337        154        277      62         46       20         24      (635)       89
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


--------------------------------------------------------------------------------







                                                         ALGER                    ALGER
                               AIM V.I.                AMERICAN                 AMERICAN
                             INTERNATIONAL              CAPITAL                 SMALLCAP
                             GROWTH FUND--          APPRECIATION--              GROWTH--
                            SERIES I SHARES         CLASS O SHARES           CLASS O SHARES
                         --------------------    --------------------    ----------------------
                          2008(B)      2007        2008        2007        2008         2007
                         ----------------------------------------------------------------------
                                                                                              m
GROUP 1 POLICIES
Units issued...........     63          --          --          --          135             117
Units redeemed.........     (1)         --          --          --         (278)           (255)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     62          --          --          --         (143)           (138)
                            ==          ==          ==          ==         ====            ====

GROUP 2 POLICIES
Units issued...........     69          --          --          --          173             160
Units redeemed.........     (3)         --          --          --         (320)           (242)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     66          --          --          --         (147)            (82)
                            ==          ==          ==          ==         ====            ====

GROUP 3 POLICIES
Units issued...........     --          --          37          13            4               8
Units redeemed.........     --          --          (4)         (2)          (4)            (44)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     --          --          33          11           --             (36)
                            ==          ==          ==          ==         ====            ====

GROUP 4 POLICIES
Units issued...........     86          --          --          --          101             103
Units redeemed.........     (3)         --          --          --          (98)            (43)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     83          --          --          --            3              60
                            ==          ==          ==          ==         ====            ====




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through December 31, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        ALLIANCEBERNSTEIN           AMERICAN
           VPS SMALL/              CENTURY VP               AMERICAN                AMERICAN               CVS CALVERT
          MID CAP VALUE             INFLATION              CENTURY VP              CENTURY VP                SOCIAL
           PORTFOLIO--            PROTECTION--           INTERNATIONAL--             VALUE--                BALANCED
         CLASS A SHARES             CLASS II                CLASS II                CLASS II                PORTFOLIO
      --------------------    --------------------    --------------------    --------------------    --------------------
       2008(B)      2007        2008        2007        2008        2007        2008        2007        2008        2007
      --------------------------------------------------------------------------------------------------------------------


          46          --          --          --          --         --          --           --          14          10
          (2)         --          --          --          --         --          --           --         (14)        (16)
          --          --          --          --         ---         --          --          ---         ---         ---
          44          --          --          --          --         --          --           --          --          (6)
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


          41          --          --          --          --         --          --           --          27          20
          (1)         --          --          --          --         --          --           --         (30)        (26)
          --          --          --          --         ---         --          --          ---         ---         ---
          40          --          --          --          --         --          --           --          (3)         (6)
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


          --          --           7           5          38         38          29           11          --          --
          --          --          (1)         (2)        (70)        (6)         (2)         (43)         --          --
          --          --          --          --         ---         --          --          ---         ---         ---
          --          --           6           3         (32)        32          27          (32)         --          --
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


          77          --          --          --          --         --          --           --          21          17
          (3)         --          --          --          --         --          --           --         (13)        (23)
          --          --          --          --         ---         --          --          ---         ---         ---
          74          --          --          --          --         --          --           --           8          (6)
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


--------------------------------------------------------------------------------








                                                                       DWS DREMAN
                           DREYFUS IP            DREYFUS VIF          SMALL MID CAP
                           TECHNOLOGY            DEVELOPING               VALUE
                            GROWTH--              LEADERS--               VIP--
                         INITIAL SHARES        INITIAL SHARES        CLASS A SHARES
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007     2008(B)      2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      47         60         --         --         11         --
Units redeemed......     (88)       (48)        --         --         --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....     (41)        12         --         --         11         --
                         ===        ===         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      58         41         --         --         15         --
Units redeemed......     (58)       (45)        --         --         (1)        --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      --         (4)        --         --         14         --
                         ===        ===         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      15          6         31         33         --         --
Units redeemed......      (2)        (1)        (3)        (5)        --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      13          5         28         28         --         --
                         ===        ===         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........     105         86         --         --         25         --
Units redeemed......     (66)       (48)        --         --         (2)        --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      39         38         --         --         23         --
                         ===        ===         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through December 31, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          FIDELITY(R)           FIDELITY(R)                                 FIDELITY(R)         FIDELITY(R) VIP
              VIP                   VIP               FIDELITY(R)               VIP               INVESTMENT
        CONTRAFUND(R)--       EQUITY-INCOME--        VIP GROWTH--           INDEX 500--          GRADE BOND--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         296        268        149        128         --         --        --         --         --         --
        (443)      (389)      (208)      (183)        --         --        --         --         --         --
        ----       ----       ----       ----        ---         --       ---         --        ---         --
        (147)      (121)       (59)       (55)        --         --        --         --         --         --
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


         406        391        166        151         --         --        --         --         --         --
        (570)      (465)      (258)      (189)        --         --        --         --         --         --
        ----       ----       ----       ----        ---         --       ---         --        ---         --
        (164)       (74)       (92)       (38)        --         --        --         --         --         --
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


         148        102         42         89        172         63       241         70         19         32
         (14)       (50)        (8)        (4)        (5)        (2)       (9)        (4)       (12)        (3)
        ----       ----       ----       ----        ---         --       ---         --        ---         --
         134         52         34         85        167         61       232         66          7         29
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


         639        572        327        286         --         --        --         --         --         --
        (340)      (202)      (220)      (104)        --         --        --         --         --         --
        ----       ----       ----       ----        ---         --       ---         --        ---         --
         299        370        107        182         --         --        --         --         --         --
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


--------------------------------------------------------------------------------







                                                                           JANUS ASPEN
                                                     FIDELITY(R)             SERIES
                               FIDELITY(R)               VIP               BALANCED--
                              VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
                              INITIAL CLASS         INITIAL CLASS            SHARES
                           ------------------    ------------------    ------------------
                             2008       2007       2008       2007       2008       2007
                           --------------------------------------------------------------

GROUP 1 POLICIES
Units issued............      --         --         --         --         149        162
Units redeemed..........      --         --         --         --        (241)      (310)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --         (92)      (148)
                              ==        ===         ==         ==        ====       ====

GROUP 2 POLICIES
Units issued............      --         --         --         --         447        507
Units redeemed..........      --         --         --         --        (742)      (677)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --        (295)      (170)
                              ==        ===         ==         ==        ====       ====

GROUP 3 POLICIES
Units issued............      33         28         86         80          56         16
Units redeemed..........      (7)       (41)        (5)        (3)         (4)        (9)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      26        (13)        81         77          52          7
                              ==        ===         ==         ==        ====       ====

GROUP 4 POLICIES
Units issued............      --         --         --         --         241        245
Units redeemed..........      --         --         --         --        (163)      (146)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --          78         99
                              ==        ===         ==         ==        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          JANUS ASPEN         JANUS ASPEN
            SERIES              SERIES
            MID CAP            WORLDWIDE            MFS(R)              MFS(R)              MFS(R)
           GROWTH--            GROWTH--            INVESTORS         NEW DISCOVERY         RESEARCH
         INSTITUTIONAL       INSTITUTIONAL      TRUST SERIES--         SERIES--            SERIES--
            SHARES              SHARES           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007     2008       2007
      --------------------------------------------------------------------------------------------------


         --         --       329        274      --         --       --         --       --         --
         --         --      (503)      (401)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --      (174)      (127)     --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       664        582      --         --       --         --       --         --
         --         --      (949)      (773)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --      (285)      (191)     --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         71          8        74         21       3          9       73         30        6          9
         (2)        (1)       (9)        (4)     (1)        --       (2)        --       (1)        --
         --         --      ----       ----      --         --       --         --       --         --
         69          7        65         17       2          9       71         30        5          9
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       184        135      --         --       --         --       --         --
         --         --       (93)       (67)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --        91         68      --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


--------------------------------------------------------------------------------






                                                  NEUBERGER
                                                 BERMAN AMT
                             MFS(R)                MID-CAP                PIMCO
                            UTILITIES              GROWTH             GLOBAL BOND--
                            SERIES--             PORTFOLIO--         ADMINISTRATIVE
                          INITIAL CLASS            CLASS I            CLASS SHARES
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007       2008       2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........     117         --         --         --         --         --
Units redeemed......      (2)        --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     115         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      77         --         --         --         --         --
Units redeemed......      (3)        --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....      74         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      19         42         28          4         13          5
Units redeemed......     (29)        (1)        (1)        --         (1)        (1)
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     (10)        41         27          4         12          4
                         ===         ==         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........     132         --         --         --         --         --
Units redeemed......      (9)        --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     123         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(a) For Group 3 Policies, represents the period October 16, 2007 (Commencement of Investments) through December 31, 2007.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








             PIMCO                 PIMCO                 PIMCO
        LOW DURATION--         REAL RETURN--        TOTAL RETURN--        ROYCE MICRO-CAP       ROYCE SMALL-CAP
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--
         CLASS SHARES          CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008     2007(A)      2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         --         --         41         78        125         67
         --         --         --         --         --         --        (23)       (16)       (20)        (9)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         18         62        105         58
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --         47         67         71         59
         --         --         --         --         --         --        (21)       (21)       (17)        (9)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         26         46         54         50
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


          2         --         19          9         48         36         --         --         --         --
         --         --         (3)        (1)        (3)        --         --         --         --         --
         --         --         --         --         --         --        ---        ---        ---        ---
          2         --         16          8         45         36         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --        178        130        146         97
         --         --         --         --         --         --        (49)       (27)       (35)       (17)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --        129        103        111         80
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                T. ROWE PRICE            VAN ECK
                          T. ROWE PRICE         LIMITED-TERM            WORLDWIDE
                          EQUITY INCOME             BOND                ABSOLUTE
                            PORTFOLIO             PORTFOLIO              RETURN
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007       2008       2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      117        175        --         --         --         --
Units redeemed......     (191)      (109)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      (74)        66        --         --         --         --
                         ====       ====        ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      185        206        --         --         --         --
Units redeemed......     (307)      (193)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....     (122)        13        --         --         --         --
                         ====       ====        ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      180         66        26          7         24         28
Units redeemed......      (15)        (9)       (2)        (3)        (1)        (1)
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      165         57        24          4         23         27
                         ====       ====        ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      404        397        --         --         --         --
Units redeemed......     (303)      (149)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      101        248        --         --         --         --
                         ====       ====        ==         ==         ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                              VAN KAMPEN          VAN KAMPEN          VAN KAMPEN
                             UIF EMERGING        UIF EMERGING          UIF U.S.
            VAN ECK             MARKETS             MARKETS              REAL
           WORLDWIDE            DEBT--             EQUITY--            ESTATE--
          HARD ASSETS           CLASS I             CLASS I             CLASS I
      ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007
      ------------------------------------------------------------------------------


         142       278       --         --        82         89      76         --
         (92)      (48)      --         --      (184)      (117)     (1)        --
        ----       ---       --         --      ----       ----     ---         --
          50       230       --         --      (102)       (28)     75         --
        ====       ===       ==         ==      ====       ====     ===         ==


         107       206       --         --        79        103      28         --
         (57)      (33)      --         --      (139)       (91)     (1)        --
        ----       ---       --         --      ----       ----     ---         --
          50       173       --         --       (60)        12      27         --
        ====       ===       ==         ==      ====       ====     ===         ==


          20         9       22         15         8         10      13         28
          (8)       (2)      (1)        (1)      (14)        (1)     (3)        (1)
        ----       ---       --         --      ----       ----     ---         --
          12         7       21         14        (6)         9      10         27
        ====       ===       ==         ==      ====       ====     ===         ==


         313       391       --         --       196        152     240         --
        (179)      (56)      --         --      (130)       (53)     (7)        --
        ----       ---       --         --      ----       ----     ---         --
         134       335       --         --        66         99     233         --
        ====       ===       ==         ==      ====       ====     ===         ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005 and 2004:





                                                   MAINSTAY VP
                                                   BALANCED--                                  MAINSTAY VP
                                                  INITIAL CLASS                            BOND--INITIAL CLASS
                                     --------------------------------------  -----------------------------------------------
                                       2008      2007      2006      2005      2008      2007      2006      2005      2004
                                     ---------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 2,397   $3,477    $9,094    $7,562    $13,446   $13,105   $12,712   $13,134  $13,637
Units Outstanding..................       272      294       785       718        620       623       639       686      722
Variable Accumulation Unit Value...   $  8.82   $11.82    $11.58    $10.53    $ 21.67   $ 21.03   $ 19.89   $ 19.15  $ 18.88
Total Return.......................    (25.4%)    2.1%      9.9%      5.3%       3.0%      5.8%      3.8%      1.5%     3.4%
Investment Income Ratio............        --     1.9%      2.1%      1.4%       4.3%      3.7%      1.2%      3.2%     3.4%

GROUP 2 POLICIES(b)
Net Assets.........................   $ 1,232   $1,922    $1,618    $1,092    $10,728   $10,731   $10,257   $10,207  $ 9,680
Units Outstanding..................       139      162       139       103        664       686       695       718      694
Variable Accumulation Unit Value...   $  8.89   $11.89    $11.62    $10.55    $ 16.15   $ 15.65   $ 14.76   $ 14.19  $ 13.96
Total Return.......................    (25.2%)    2.3%     10.1%      5.5%       3.2%      6.0%      4.0%      1.7%     3.6%
Investment Income Ratio............        --     2.4%      2.1%      2.4%       4.3%      3.6%      1.2%      3.3%     3.8%

GROUP 3 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $ 1,300   $ 1,170   $   589   $   379  $   528
Units Outstanding..................        --       --        --        --         92        86        46        31       44
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $ 14.11   $ 13.60   $ 12.77   $ 12.21  $ 11.95
Total Return.......................        --       --        --        --       3.7%      6.5%      4.6%      2.2%     4.1%
Investment Income Ratio............        --       --        --        --       4.6%      4.4%      1.7%      3.1%     4.4%

GROUP 4 POLICIES
Net Assets.........................   $ 3,601   $4,525    $2,846    $1,040    $ 6,760   $ 5,345   $ 4,651   $ 3,851  $ 2,747
Units Outstanding..................       398      375       243        97        495       402       374       323      236
Variable Accumulation Unit Value...   $  9.05   $12.05    $11.72    $10.58    $ 13.76   $ 13.27   $ 12.45   $ 11.91  $ 11.66
Total Return.......................    (24.9%)    2.8%     10.7%      5.8%       3.7%      6.5%      4.5%      2.2%     4.1%
Investment Income Ratio............        --     2.6%      2.6%      2.4%       4.6%      3.7%      1.3%      3.6%     4.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
             CAPITAL APPRECIATION--INITIAL CLASS                        CASH MANAGEMENT
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $94,367  $168,430  $164,993  $171,702  $174,254   $19,578   $15,062   $12,191   $13,394  $15,071
         6,370     6,895     7,540     8,138     8,889    12,062     9,719     8,188     9,325   10,726
       $ 14.83  $  24.43  $  21.89  $  21.11  $  19.60   $  1.58   $  1.55   $  1.49   $  1.44  $  1.41
        (39.3%)    11.6%      3.7%      7.7%      3.4%      1.5%      4.1%      3.9%      2.2%     0.1%
          0.6%      0.1%      0.4%        --      0.3%      2.1%      4.7%      4.5%      2.8%     0.8%


       $34,846  $ 60,491  $ 57,500  $ 57,246  $ 53,193   $18,204   $11,840   $10,665   $10,937  $11,507
         6,165     6,509     6,922     7,159     7,176    14,447     9,549     8,981     9,578   10,323
       $  5.65  $   9.29  $   8.31  $   8.00  $   7.41   $  1.26   $  1.24   $  1.19   $  1.14  $  1.11
        (39.2%)    11.8%      3.9%      7.9%      3.6%      1.7%      4.3%      4.1%      2.4%     0.3%
          0.6%      0.1%      0.4%        --      0.3%      2.1%      4.7%      4.5%      2.9%     0.8%


       $   399  $    462  $    226  $    287  $    249   $23,952   $13,676   $ 4,592   $ 3,214  $ 2,255
            54        39        21        28        26    19,944    11,638     4,097     2,999    2,166
       $  7.33  $  11.99  $  10.67  $  10.21  $   9.42   $  1.20   $  1.18   $  1.12   $  1.07  $  1.04
        (38.9%)    12.4%      4.4%      8.4%      4.2%      2.2%      4.8%      4.6%      3.0%     0.8%
          0.8%      0.4%      0.4%        --      0.3%      2.0%      4.5%      4.4%      2.9%     0.8%


       $ 5,164  $  8,000  $  6,488  $  5,305  $  3,823   $19,750   $ 9,963   $ 5,943   $ 6,478  $ 4,412
           628       594       542       463       362    16,778     8,603     5,397     6,170    4,317
       $  8.22  $  13.45  $  11.97  $  11.46  $  10.57   $  1.18   $  1.15   $  1.10   $  1.05  $  1.02
        (38.9%)    12.4%      4.4%      8.4%      4.2%      2.2%      4.8%      4.6%      3.0%     0.8%
          0.6%      0.1%      0.4%        --      0.3%      1.9%      4.6%      4.5%      3.0%     0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                              MAINSTAY VP
                                                                                             CONSERVATIVE
                                                        MAINSTAY VP                          ALLOCATION--
                                                COMMON STOCK--INITIAL CLASS                  INITIAL CLASS
                                     ------------------------------------------------  ------------------------
                                       2008      2007      2006      2005      2004      2008     2007    2006
                                     --------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $41,295   $70,276   $71,216   $65,300   $65,117   $ 1,643  $1,264  $  990
Units Outstanding..................     1,875     2,017     2,133     2,264     2,413       177     110      92
Variable Accumulation Unit Value...   $ 22.02   $ 34.85   $ 33.38   $ 28.86   $ 26.99   $  9.30  $11.48  $10.75
Total Return.......................    (36.8%)     4.4%     15.7%      6.9%     10.1%    (19.0%)   6.7%    7.5%
Investment Income Ratio............      1.5%      1.2%      0.6%      1.0%      1.4%      0.1%    2.8%    1.9%

GROUP 2 POLICIES(b)
Net Assets.........................   $22,028   $37,367   $37,206   $32,781   $30,884   $   817  $  416  $  243
Units Outstanding..................     2,635     2,829     2,949     3,010     3,038        87      36      23
Variable Accumulation Unit Value...   $  8.36   $ 13.21   $ 12.62   $ 10.89   $ 10.16   $  9.25  $11.40  $10.65
Total Return.......................    (36.7%)     4.6%     15.9%      7.1%     10.3%    (18.8%)   7.0%    6.5%
Investment Income Ratio............      1.5%      1.2%      0.6%      1.0%      1.5%      0.2%    3.2%    2.9%

GROUP 3 POLICIES
Net Assets.........................   $   706   $   880   $   712   $   437   $   342   $    --  $   --  $   --
Units Outstanding..................        82        65        55        40        33        --      --      --
Variable Accumulation Unit Value...   $  8.60   $ 13.51   $ 12.85   $ 11.03   $ 10.25   $    --  $   --  $   --
Total Return.......................    (36.4%)     5.1%     16.5%      7.7%     10.9%        --      --      --
Investment Income Ratio............      1.7%      1.3%      0.7%      1.1%      1.8%        --      --      --

GROUP 4 POLICIES
Net Assets.........................   $ 5,255   $ 7,761   $ 6,331   $ 4,474   $ 3,337   $ 1,523  $  961  $  245
Units Outstanding..................       534       502       431       355       285       161      80      23
Variable Accumulation Unit Value...   $  9.83   $ 15.46   $ 14.70   $ 12.62   $ 11.72   $  9.39  $11.51  $10.71
Total Return.......................    (36.4%)     5.1%     16.5%      7.7%     10.9%    (18.4%)   7.5%    7.1%
Investment Income Ratio............      1.6%      1.3%      0.6%      1.1%      1.8%      0.1%    4.1%    2.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



---------------------------------------------------------------------------








                                                                 MAINSTAY VP
                         MAINSTAY VP                           FLOATING RATE--
                 CONVERTIBLE--INITIAL CLASS                     INITIAL CLASS
      ------------------------------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006
      ------------------------------------------------------------------------------


       $ 7,724   $12,342   $11,002   $10,737   $11,056   $ 1,458   $2,345    $26,514
           484       503       512       548       597       175      216      2,480
       $ 15.97   $ 24.52   $ 21.50   $ 19.60   $ 18.52   $  8.35   $10.89    $ 10.69
        (34.9%)    14.1%      9.6%      5.9%      5.4%    (23.3%)    1.8%       5.2%
          2.1%      2.3%      2.3%      1.5%      2.1%      5.3%     6.6%       6.3%


       $12,604   $21,168   $19,175   $17,963   $16,830   $ 1,238   $1,619    $ 1,472
         1,114     1,221     1,264     1,301     1,293       147      148        137
       $ 11.31   $ 17.34   $ 15.17   $ 13.81   $ 13.02   $  8.41   $10.95    $ 10.73
        (34.7%)    14.3%      9.9%      6.1%      5.6%    (23.2%)    2.0%       5.5%
          2.1%      2.3%      2.4%      1.6%      2.1%      5.3%     6.5%       6.4%


       $   433   $   481   $   331   $   287   $   259   $   877   $1,000    $   611
            40        29        23        22        21       107       94         59
       $ 10.88   $ 16.60   $ 14.45   $ 13.09   $ 12.27   $  8.19   $10.61    $ 10.34
        (34.4%)    14.9%     10.4%      6.6%      6.1%    (22.8%)    2.6%       3.4%
          2.6%      2.5%      2.6%      1.7%      2.2%      5.3%     6.5%       5.9%


       $ 6,483   $ 8,552   $ 6,526   $ 5,298   $ 3,837   $ 2,249   $2,827    $ 2,131
           590       510       448       400       310       262      255        197
       $ 10.98   $ 16.75   $ 14.58   $ 13.21   $ 12.39   $  8.57   $11.10    $ 10.82
        (34.4%)    14.9%     10.4%      6.6%      6.1%    (22.8%)    2.6%       6.0%
          2.4%      2.3%      2.6%      1.8%      2.5%      5.3%     6.5%       6.1%

      MAINSTAY
         VP
      FLOATING
       RATE--
       INITIAL                    MAINSTAY VP
        CLASS              GOVERNMENT--INITIAL CLASS
      --------  ----------------------------------------------
        2005      2008      2007      2006      2005     2004
      --------------------------------------------------------

       $24,081   $10,112   $8,394    $8,512   $10,877  $11,676
         2,370       472      428       460       607      662
       $ 10.16   $ 21.39   $19.62    $18.52   $ 17.92  $ 17.63
          1.6%      9.0%     5.9%      3.3%      1.7%     2.6%
          4.7%      3.2%     4.9%      0.8%      3.1%     4.1%

       $   594   $ 7,349   $6,014    $5,969   $ 6,082  $ 5,839
            57       443      396       417       439      431
       $ 10.18   $ 16.59   $15.19    $14.31   $ 13.82  $ 13.56
          1.8%      9.3%     6.2%      3.5%      1.9%     2.8%
          5.1%      3.1%     4.9%      1.0%      3.3%     4.2%

       $    --   $   557   $  414    $  377   $   185  $   165
            --        39       32        31        16       14
       $    --   $ 14.29   $13.01    $12.20   $ 11.72  $ 11.45
            --      9.8%     6.7%      4.1%      2.4%     3.3%
            --      4.2%     4.9%      1.7%      3.3%     4.6%

       $   340   $ 6,605   $4,028    $3,574   $ 2,952  $ 2,413
            33       475      312       299       257      215
       $ 10.21   $ 14.02   $12.77    $11.97   $ 11.50  $ 11.24
          2.1%      9.8%     6.7%      4.0%      2.4%     3.3%
          4.5%      3.4%     4.9%      1.1%      3.4%     4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                              MAINSTAY VP
                                                GROWTH                                MAINSTAY VP
                                             ALLOCATION--                             HIGH YIELD
                                             INITIAL CLASS                   CORPORATE BOND--INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2008      2007      2006      2008      2007      2006      2005      2004
                                     ------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 5,332   $6,400    $2,781    $35,074   $52,218   $55,006   $51,635   $53,870
Units Outstanding..................       702      521       249      1,647     1,848     1,980     2,057     2,203
Variable Accumulation Unit Value...   $  7.59   $12.25    $11.17    $ 21.29   $ 28.25   $ 27.81   $ 24.99   $ 24.45
Total Return.......................    (38.0%)    9.6%     11.7%     (24.6%)     1.6%     11.2%      2.2%     11.9%
Investment Income Ratio............      0.7%     1.5%      1.4%       9.1%      6.5%      2.0%      6.0%      7.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $ 3,085   $3,803    $2,018    $18,920   $27,662   $27,950   $25,483   $24,317
Units Outstanding..................       411      315       183      1,377     1,521     1,564     1,589     1,554
Variable Accumulation Unit Value...   $  7.52   $12.10    $11.02    $ 13.73   $ 18.19   $ 17.87   $ 16.03   $ 15.65
Total Return.......................    (37.9%)    9.9%     10.2%     (24.5%)     1.8%     11.5%      2.4%     12.2%
Investment Income Ratio............      0.7%     1.3%      1.6%       9.2%      6.6%      2.0%      5.9%      7.6%

GROUP 3 POLICIES
Net Assets.........................   $    --   $   --    $   --    $ 2,880   $ 1,901   $ 1,125   $   558   $   544
Units Outstanding..................        --       --        --        204       102        62        34        34
Variable Accumulation Unit Value...   $    --   $   --    $   --    $ 14.13   $ 18.62   $ 18.20   $ 16.25   $ 15.78
Total Return.......................        --       --        --     (24.1%)     2.3%     12.0%      2.9%     12.7%
Investment Income Ratio............        --       --        --      12.8%      7.5%      2.9%      6.0%      6.5%

GROUP 4 POLICIES
Net Assets.........................   $ 7,277   $6,916    $2,507    $19,252   $24,110   $19,819   $14,260   $ 8,986
Units Outstanding..................       968      565       226      1,427     1,354     1,141       920       597
Variable Accumulation Unit Value...   $  7.63   $12.22    $11.07    $ 13.48   $ 17.77   $ 17.37   $ 15.50   $ 15.06
Total Return.......................    (37.6%)   10.4%     10.7%     (24.1%)     2.3%     12.0%      2.9%     12.7%
Investment Income Ratio............      0.8%     1.6%      1.7%      10.1%      7.0%      2.2%      7.0%      9.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME & GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $32,766   $ 7,024   $2,833    $2,171    $1,805      $--       $--     $2,963    $1,909    $1,780
         3,799       504      216       195       171       --        --        252       188       183
       $  8.62   $ 13.92   $13.12    $11.07    $10.57      $--       $--     $11.77    $10.14    $ 9.75
        (38.0%)     6.1%    18.5%      4.7%     10.6%       --        --      16.0%      4.0%     11.9%
          0.8%      0.6%     0.3%      1.0%      1.1%       --        --       0.8%      1.2%      1.9%


       $20,598   $12,629   $6,304    $5,881    $5,346      $--       $--     $5,062    $4,480    $4,141
         2,221       845      449       497       474       --        --        411       423       407
       $  9.28   $ 14.94   $14.05    $11.83    $11.28      $--       $--     $12.31    $10.59    $10.16
        (37.9%)     6.3%    18.7%      4.9%     10.8%       --        --      16.3%      4.2%     12.1%
          0.6%      0.6%     0.3%      1.0%      1.1%       --        --       0.6%      1.2%      1.9%


       $ 1,038   $   425   $  165    $  132    $  118      $--       $--     $  108    $   92    $   91
           105        27       11        11        10       --        --          7         7         8
       $  9.87   $ 15.81   $14.80    $12.40    $11.76      $--       $--     $14.50    $12.41    $11.86
        (37.6%)     6.9%    19.3%      5.4%     11.4%       --        --      16.8%      4.7%     12.7%
          0.7%      0.6%     0.3%      0.9%      1.0%       --        --       0.6%      1.1%      0.7%


       $13,396   $ 7,866   $2,594    $1,796    $1,234      $--       $--     $2,272    $1,557    $  899
         1,342       493      174       144       104       --        --        148       118        72
       $  9.94   $ 15.92   $14.90    $12.49    $11.85      $--       $--     $15.36    $13.14    $12.55
        (37.6%)     6.9%    19.3%      5.4%     11.4%       --        --      16.9%      4.7%     12.7%
          0.6%      0.7%     0.3%      1.0%      1.4%       --        --       0.7%      1.4%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                            INTERNATIONAL EQUITY--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $19,246   $29,329   $27,357   $19,433   $13,646
Units Outstanding..................       951     1,071     1,039       962       725
Variable Accumulation Unit Value...   $ 20.24   $ 27.42   $ 26.32   $ 20.18   $ 18.82
Total Return.......................    (26.2%)     4.2%     30.4%      7.2%     16.5%
Investment Income Ratio............      1.4%      0.7%      0.3%      1.9%      1.1%

GROUP 2 POLICIES(b)
Net Assets.........................   $12,336   $18,672   $16,481   $10,159   $ 6,258
Units Outstanding..................       983     1,099     1,011       830       540
Variable Accumulation Unit Value...   $ 12.56   $ 16.98   $ 16.26   $ 12.44   $ 11.58
Total Return.......................    (26.0%)     4.4%     30.7%      7.5%     16.8%
Investment Income Ratio............      1.4%      0.7%      0.3%      2.0%      1.2%

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $15,898   $19,316   $13,667   $ 5,891   $ 2,665
Units Outstanding..................     1,024       924       686       388       190
Variable Accumulation Unit Value...   $ 15.53   $ 20.89   $ 19.91   $ 15.16   $ 14.04
Total Return.......................    (25.7%)     4.9%     31.3%      8.0%     17.3%
Investment Income Ratio............      1.5%      0.7%      0.4%      2.2%      1.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
               LARGE CAP GROWTH--INITIAL CLASS                    MID CAP CORE--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $ 4,074   $ 5,670   $ 3,636   $ 3,170   $ 3,483   $ 6,950   $13,177   $12,614   $9,347   $11,787
           747       632       489       454       517       668       725       725      612       890
       $  5.45   $  8.97   $  7.44   $  6.99   $  6.74   $ 10.41   $ 18.14   $ 17.40   $15.24   $ 13.25
        (39.2%)    20.5%      6.5%      3.6%     (3.0%)   (42.6%)     4.3%     14.1%    15.1%     21.4%
          0.1%        --      0.1%        --      0.2%      0.3%      0.4%        --     0.5%      0.6%


       $ 9,538   $15,653   $12,902   $12,396   $12,186   $ 5,627   $10,340   $ 9,451   $7,371   $ 3,914
         1,280     1,279     1,273     1,305     1,332       529       559       534      476       292
       $  7.45   $ 12.24   $ 10.13   $  9.50   $  9.15   $ 10.63   $ 18.50   $ 17.70   $15.48   $ 13.43
        (39.1%)    20.7%      6.7%      3.8%     (2.8%)   (42.5%)     4.5%     14.4%    15.3%     21.6%
          0.1%        --      0.1%        --      0.2%      0.3%      0.4%        --     0.7%      0.7%


       $   611   $   487   $   242   $   255   $   214   $    --   $    --   $    --   $   --   $    --
            81        39        24        27        24        --        --        --       --        --
       $  7.55   $ 12.33   $ 10.16   $  9.48   $  9.08   $    --   $    --   $    --   $   --   $    --
        (38.8%)    21.3%      7.2%      4.3%     (2.3%)       --        --        --       --        --
          0.1%        --      0.1%        --      0.3%        --        --        --       --        --


       $ 4,400   $ 5,106   $ 2,756   $ 1,710   $ 1,257   $ 8,926   $13,563   $ 9,877   $5,976   $ 2,594
           514       363       239       158       122       777       680       521      363       183
       $  8.55   $ 13.97   $ 11.51   $ 10.74   $ 10.29   $ 11.49   $ 19.88   $ 18.93   $16.47   $ 14.21
        (38.8%)    21.3%      7.2%      4.3%     (2.3%)   (42.2%)     5.0%     15.0%    15.9%     22.2%
          0.1%        --      0.2%        --      0.3%      0.4%      0.4%        --     0.7%      0.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 6,889   $13,698   $12,628   $11,166   $11,789
Units Outstanding..................       763       834       886       846     1,041
Variable Accumulation Unit Value...   $  9.03   $ 16.43   $ 14.29   $ 13.17   $ 11.33
Total Return.......................    (45.0%)    15.0%      8.5%     16.3%     21.8%
Investment Income Ratio............        --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $ 7,543   $14,418   $12,688   $10,811   $ 6,775
Units Outstanding..................       795       837       849       785       574
Variable Accumulation Unit Value...   $  9.49   $ 17.23   $ 14.96   $ 13.76   $ 11.81
Total Return.......................    (44.9%)    15.2%      8.7%     16.5%     22.0%
Investment Income Ratio............        --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $11,441   $19,538   $14,375   $ 9,842   $ 4,691
Units Outstanding..................     1,048       990       844       631       353
Variable Accumulation Unit Value...   $ 10.91   $ 19.71   $ 17.03   $ 15.58   $ 13.31
Total Return.......................    (44.7%)    15.8%      9.2%     17.1%     22.6%
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                             MAINSTAY VP
                                                                 MAINSTAY VP               MODERATE GROWTH
                         MAINSTAY VP                        MODERATE ALLOCATION--           ALLOCATION--
                MID CAP VALUE--INITIAL CLASS                    INITIAL CLASS               INITIAL CLASS
      ------------------------------------------------  ----------------------------  ------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2008     2007    2006
      --------------------------------------------------------------------------------------------------------


       $ 7,931   $13,762   $14,697   $13,143   $14,820   $ 4,810   $4,594    $1,874    $ 7,857  $8,640  $4,635
           810       943       988     1,001     1,185       548      389       172        970     713     417
       $  9.79   $ 14.60   $ 14.87   $ 13.13   $ 12.51   $  8.76   $11.80    $10.92    $  8.10  $12.08  $11.12
        (32.9%)    (1.8%)    13.3%      5.0%     16.7%    (25.7%)    8.0%      9.2%     (33.0%)   8.6%   11.2%
          1.6%      1.0%      0.1%      0.8%      1.0%      0.4%     3.0%      1.9%       0.7%    2.2%    2.3%


       $ 7,941   $12,857   $13,592   $12,092   $ 9,228   $ 2,986   $3,126    $1,939    $ 4,779  $5,768  $2,881
           799       871       906       912       733       343      267       179        596     481     261
       $  9.93   $ 14.78   $ 15.03   $ 13.24   $ 12.59   $  8.71   $11.71    $10.82    $  8.00  $11.92  $10.95
        (32.8%)    (1.6%)    13.5%      5.2%     17.0%    (25.6%)    8.2%      8.2%     (32.8%)   8.9%    9.5%
          1.7%      1.0%      0.1%      0.9%      1.0%      0.4%     2.9%      2.1%       0.6%    2.3%    2.1%


       $    --   $    --   $    --   $    --   $    --   $    --   $   --    $   --    $    --  $   --  $   --
            --        --        --        --        --        --       --        --         --      --      --
       $    --   $    --   $    --   $    --   $    --   $    --   $   --    $   --    $    --  $   --  $   --
            --        --        --        --        --        --       --        --         --      --      --
            --        --        --        --        --        --       --        --         --      --      --


       $ 9,597   $13,587   $12,305   $ 8,702   $ 4,862   $ 4,882   $4,008    $1,551    $ 8,882  $7,316  $2,942
           937       893       801       646       381       546      336       142      1,084     603     266
       $ 10.26   $ 15.19   $ 15.36   $ 13.47   $ 12.75   $  8.90   $11.90    $10.95    $  8.17  $12.10  $11.06
        (32.5%)    (1.1%)    14.0%      5.7%     17.5%    (25.2%)    8.7%      9.5%     (32.5%)   9.4%   10.6%
          1.7%      1.0%      0.1%      0.9%      1.2%      0.4%     3.1%      3.4%       0.7%    2.4%    2.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $90,435  $154,823  $157,043  $145,879  $146,432
Units Outstanding..................     3,882     4,156     4,402     4,688     4,895
Variable Accumulation Unit Value...   $ 23.32  $  37.28  $  35.68  $  31.13  $  29.91
Total Return.......................    (37.5%)     4.5%     14.6%      4.1%      9.7%
Investment Income Ratio............      2.3%      1.6%      0.5%      1.2%      1.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $49,993  $ 85,692  $ 83,998  $ 74,782  $ 69,081
Units Outstanding..................     6,478     6,960     7,145     7,305     7,035
Variable Accumulation Unit Value...   $  7.72  $  12.31  $  11.76  $  10.24  $   9.82
Total Return.......................    (37.3%)     4.7%     14.9%      4.3%      9.9%
Investment Income Ratio............      2.3%      1.6%      0.5%      1.2%      1.7%

GROUP 3 POLICIES
Net Assets.........................   $11,939  $  4,322  $  3,318  $    623  $    817
Units Outstanding..................     1,341       306       247        53        74
Variable Accumulation Unit Value...   $  8.90  $  14.14  $  13.43  $  11.64  $  11.11
Total Return.......................    (37.0%)     5.2%     15.4%      4.8%     10.5%
Investment Income Ratio............      2.4%      1.8%      1.0%      1.1%      1.6%

GROUP 4 POLICIES
Net Assets.........................   $27,617  $ 41,534  $ 35,383  $ 27,317  $ 18,720
Units Outstanding..................     2,847     2,693     2,416     2,155     1,547
Variable Accumulation Unit Value...   $  9.70  $  15.40  $  14.64  $  12.68  $  12.10
Total Return.......................    (37.0%)     5.2%     15.5%      4.8%     10.5%
Investment Income Ratio............      2.4%      1.7%      0.6%      1.4%      2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------



       $ 2,707   $5,034    $6,147    $5,817    $10,272   $29,892   $44,164   $44,324   $43,324  $44,038
           407      452       534       529        967     1,621     1,738     1,863     1,981    2,129
       $  6.65   $11.15    $11.60    $10.98    $ 10.63   $ 18.43   $ 25.40   $ 23.79   $ 21.88  $ 20.69
        (40.3%)   (3.9%)     5.6%      3.3%       8.6%    (27.4%)     6.8%      8.7%      5.8%     5.6%
            --       --        --        --         --      3.3%      2.2%      0.6%      1.5%     1.7%


       $ 3,805   $6,580    $7,215    $7,581    $ 6,396   $10,803   $15,890   $15,673   $14,630  $13,594
           552      570       602       668        585     1,188     1,272     1,341     1,365    1,343
       $  6.90   $11.54    $11.98    $11.32    $ 10.93   $  9.09   $ 12.50   $ 11.69   $ 10.73  $ 10.12
        (40.2%)   (3.7%)     5.8%      3.5%       8.9%    (27.3%)     7.0%      8.9%      6.0%     5.8%
            --       --        --        --         --      3.3%      2.2%      0.6%      1.6%     1.8%


       $    --   $   --    $   --    $   --    $    --   $   208   $   240   $   172   $   108  $   101
            --       --        --        --         --        21        18        14         9        9
       $    --   $   --    $   --    $   --    $    --   $  9.97   $ 13.64   $ 12.69   $ 11.59  $ 10.88
            --       --        --        --         --    (26.9%)     7.5%      9.5%      6.5%     6.4%
            --       --        --        --         --      3.3%      2.2%      0.8%      1.6%     1.7%


       $ 5,636   $8,554    $8,191    $6,400    $ 3,819   $ 3,176   $ 4,065   $ 3,461   $ 2,669  $ 1,898
           692      630       584       486        301       301       281       257       218      165
       $  8.15   $13.57    $14.02    $13.18    $ 12.67   $ 10.56   $ 14.46   $ 13.45   $ 12.28  $ 11.53
        (39.9%)   (3.2%)     6.3%      4.1%       9.4%    (26.9%)     7.5%      9.5%      6.5%     6.4%
            --       --        --        --         --      3.5%      2.3%      0.7%      1.8%     2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                           AIM V.I.
                                                                                        INTERNATIONAL
                                                        MAINSTAY VP                     GROWTH FUND--
                                                   VALUE--INITIAL CLASS                SERIES I SHARES
                                     ------------------------------------------------  ---------------
                                       2008      2007      2006      2005      2004          2008
                                     -----------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................     $--     $49,351   $51,068   $45,082   $44,899       $   379
Units Outstanding..................      --       1,786     1,876     1,955     2,054            62
Variable Accumulation Unit Value...     $--     $ 27.62   $ 27.22   $ 23.06   $ 21.86       $  6.10
Total Return.......................      --        1.5%     18.0%      5.5%     10.5%        (39.0%)
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%          2.0%

GROUP 2 POLICIES(b)
Net Assets.........................     $--     $21,948   $22,221   $19,019   $17,691       $   415
Units Outstanding..................      --       1,320     1,360     1,376     1,353            66
Variable Accumulation Unit Value...     $--     $ 16.62   $ 16.35   $ 13.82   $ 13.08       $  6.24
Total Return.......................      --        1.7%     18.3%      5.7%     10.7%        (37.6%)
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%          1.9%

GROUP 3 POLICIES
Net Assets.........................     $--     $   697   $   588   $ 1,123   $ 1,036       $    --
Units Outstanding..................      --          48        41        94        92            --
Variable Accumulation Unit Value...     $--     $ 14.52   $ 14.21   $ 11.95   $ 11.25       $    --
Total Return.......................      --        2.2%     18.9%      6.2%     11.3%            --
Investment Income Ratio............      --        1.7%      0.3%      1.3%      1.6%            --

GROUP 4 POLICIES
Net Assets.........................     $--     $ 9,409   $ 7,915   $ 5,490   $ 3,975       $   524
Units Outstanding..................      --         635       546       450       346            83
Variable Accumulation Unit Value...     $--     $ 14.81   $ 14.50   $ 12.19   $ 11.48       $  6.31
Total Return.......................      --        2.2%     18.9%      6.2%     11.3%        (36.9%)
Investment Income Ratio............      --        1.7%      0.4%      1.4%      1.4%          1.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       ALGER AMERICAN                                    ALGER AMERICAN
            CAPITAL APPRECIATION--CLASS O SHARES                 SMALLCAP GROWTH--CLASS O SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $11,378   $23,986   $22,637   $19,086   $16,480
            --       --        --        --        --      1,264     1,407     1,545     1,552     1,556
       $    --   $   --    $   --    $   --    $   --    $  9.04   $ 17.05   $ 14.65   $ 12.29   $ 10.59
            --       --        --        --        --     (47.0%)    16.4%     19.2%     16.1%     15.8%
            --       --        --        --        --         --        --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $10,064   $20,855   $18,785   $15,527   $12,816
            --       --        --        --        --      1,461     1,608     1,690     1,668     1,601
       $    --   $   --    $   --    $   --    $   --    $  6.89   $ 12.97   $ 11.11   $  9.31   $  8.00
            --       --        --        --        --     (46.9%)    16.7%     19.4%     16.3%     16.0%
            --       --        --        --        --         --        --        --        --        --


       $   697   $  489    $  178    $   76    $   64    $   490   $   907   $ 1,408   $ 1,522   $ 1,311
            54       21        10         5         5         44        44        80       103       104
       $ 12.90   $23.51    $17.61    $14.76    $12.90    $ 11.08   $ 20.75   $ 17.70   $ 14.75   $ 12.62
        (45.1%)   33.5%     19.3%     14.4%      8.2%     (46.6%)    17.2%     20.0%     16.9%     16.6%
            --       --        --        --        --         --        --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $ 4,255   $ 7,920   $ 5,601   $ 3,021   $ 1,704
            --       --        --        --        --        354       351       291       188       124
       $    --   $   --    $   --    $   --    $   --    $ 12.05   $ 22.57   $ 19.25   $ 16.04   $ 13.72
            --       --        --        --        --     (46.6%)    17.2%     20.0%     16.9%     16.6%
            --       --        --        --        --         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                     ALLIANCEBERNSTEIN
                                         VPS SMALL/
                                       MID CAP VALUE                    AMERICAN CENTURY
                                        PORTFOLIO--                       VP INFLATION
                                       CLASS A SHARES                 PROTECTION--CLASS II
                                     -----------------  ------------------------------------------------
                                            2008          2008      2007      2006      2005      2004
                                     -------------------------------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................       $   268        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................            44            --        --        --        --        --
Variable Accumulation Unit Value...       $  6.16        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (38.4%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................       $   248        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................            40            --        --        --        --        --
Variable Accumulation Unit Value...       $  6.13        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (38.7%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................       $    --        $  136    $   75    $   32    $    6    $    1
Units Outstanding..................            --            12         6         3        --        --
Variable Accumulation Unit Value...       $    --        $11.56    $11.75    $10.73    $10.55    $10.39
Total Return.......................            --         (1.6%)     9.5%      1.6%      1.6%      3.9%
Investment Income Ratio............            --          4.5%      4.4%      3.1%      5.4%      4.6%

GROUP 4 POLICIES
Net Assets.........................       $   477        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................            74            --        --        --        --        --
Variable Accumulation Unit Value...       $  6.36        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (36.4%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                     AMERICAN CENTURY VP                               AMERICAN CENTURY VP
                   INTERNATIONAL--CLASS II                               VALUE--CLASS II
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $ 1,100   $2,730    $1,691    $  119    $   53    $   943   $  843    $1,448    $  290    $  973
            87      119        87         8         4         76       49        81        19        67
       $ 12.60   $22.87    $19.39    $15.55    $13.74    $ 12.47   $17.03    $17.98    $15.18    $14.48
        (44.9%)   17.9%     24.7%     13.1%     14.8%     (26.8%)   (5.3%)    18.5%      4.9%     14.2%
          0.5%     0.5%      0.3%      0.7%      3.0%       2.1%     1.8%      0.5%      1.6%      0.4%


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
------------------------------------------------------------------------










                                                                                                   DREYFUS IP
                                                     CVS CALVERT                              TECHNOLOGY GROWTH--
                                              SOCIAL BALANCED PORTFOLIO                          INITIAL SHARES
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $ 1,170   $1,713   $1,773   $1,642   $1,518  $ 1,776   $3,475   $2,964   $2,819   $3,086
Units Outstanding..................       98       98      104      104      101      284      325      313      311      351
Variable Accumulation Unit Value...  $ 11.90   $17.45   $17.10   $15.84   $15.09  $  6.24   $10.69   $ 9.38   $ 9.06   $ 8.79
Total Return.......................   (31.8%)    2.0%     8.0%     4.9%     7.5%   (41.6%)   13.9%     3.6%     3.1%    (0.2%)
Investment Income Ratio............     2.6%     2.4%     2.4%     1.9%     1.7%       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................  $ 1,463   $2,183   $2,203   $2,069   $1,962  $ 1,954   $3,329   $2,963   $2,785   $2,429
Units Outstanding..................      172      175      181      184      183      299      299      303      296      266
Variable Accumulation Unit Value...  $  8.50   $12.44   $12.17   $11.25   $10.70  $  6.54   $11.17   $ 9.78   $ 9.43   $ 9.13
Total Return.......................   (31.7%)    2.2%     8.2%     5.1%     7.7%   (41.5%)   14.2%     3.8%     3.3%     0.0%
Investment Income Ratio............     2.6%     2.4%     2.3%     1.8%     1.8%       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................  $    --   $   --   $   --   $   --   $   --  $   251   $  242   $  154   $   63   $   75
Units Outstanding..................       --       --       --       --       --       30       17       12        5        6
Variable Accumulation Unit Value...  $    --   $   --   $   --   $   --   $   --  $  8.45   $14.36   $12.52   $12.00   $11.56
Total Return.......................       --       --       --       --       --   (41.2%)   14.7%     4.3%     3.8%     0.5%
Investment Income Ratio............       --       --       --       --       --       --       --       --       --       --

GROUP 4 POLICIES
Net Assets.........................  $   716   $  937   $  979   $  755   $  451  $ 2,861   $4,303   $3,251   $2,514   $1,641
Units Outstanding..................       73       65       71       59       37      336      297      259      208      141
Variable Accumulation Unit Value...  $  9.76   $14.21   $13.83   $12.71   $12.03  $  8.50   $14.46   $12.60   $12.08   $11.64
Total Return.......................   (31.3%)    2.8%     8.8%     5.7%     8.3%   (41.2%)   14.7%     4.3%     3.8%     0.5%
Investment Income Ratio............     2.7%     2.3%     2.6%     2.2%     2.4%       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------








                                                            DWS DREMAN
                        DREYFUS VIF                    SMALL MID CAP VALUE
                    DEVELOPING LEADERS--                    VIP--CLASS                         FIDELITY(R) VIP
                       INITIAL SHARES                        A SHARES                    CONTRAFUND(R)--INITIAL CLASS
      -----------------------------------------------  -------------------  -----------------------------------------------------
        2008     2007      2006      2005      2004            2008           2008      2007      2006      2005      2004
      ---------------------------------------------------------------------------------------------------------------------------


      $    --   $    --   $   --    $   --    $   --          $    73        $58,105  $106,766   $94,769   $87,169   $71,268
           --        --       --        --        --               11          3,121     3,268     3,389     3,455     3,282
      $    --   $    --   $   --    $   --    $   --          $  6.88        $ 18.65  $  32.66   $ 27.97   $ 25.21   $ 21.71
           --        --       --        --        --           (31.2%)        (42.9%)    16.8%     10.9%     16.1%     14.7%
           --        --       --        --        --               --           1.0%      1.0%      1.3%      0.3%      0.3%


      $    --   $    --   $   --    $   --    $   --          $    96        $37,491  $ 68,721   $59,914   $53,530   $40,911
           --        --       --        --        --               14          3,403     3,567     3,641     3,613     3,214
      $    --   $    --   $   --    $   --    $   --          $  6.98        $ 11.02  $  19.26   $ 16.46   $ 14.81   $ 12.73
           --        --       --        --        --           (30.2%)        (42.8%)    17.0%     11.2%     16.4%     14.9%
           --        --       --        --        --               --           1.0%      1.0%      1.3%      0.3%      0.3%


      $   966   $ 1,161   $  875    $  326    $  279          $    --        $ 5,558  $  6,943   $ 5,013   $ 3,083   $ 1,376
          112        84       56        22        20               --            475       341       289       199       104
      $  8.65   $ 13.86   $15.59    $15.02    $14.20          $    --        $ 11.71  $  20.36   $ 17.32   $ 15.50   $ 13.26
       (37.6%)   (11.1%)    3.8%      5.8%     11.3%               --         (42.5%)    17.6%     11.7%     16.9%     15.5%
         0.9%      0.6%     0.3%        --      0.2%               --           1.1%      1.0%      1.6%      0.2%      0.3%


      $    --   $    --   $   --    $   --    $   --          $   158        $23,771  $ 35,272   $23,566   $14,699   $ 6,747
           --        --       --        --        --               23          2,030     1,731     1,361       946       509
      $    --   $    --   $   --    $   --    $   --          $  6.91        $ 11.70  $  20.35   $ 17.30   $ 15.49   $ 13.25
           --        --       --        --        --           (30.9%)        (42.5%)    17.6%     11.7%     16.9%     15.5%
           --        --       --        --        --               --           1.1%      1.0%      1.3%      0.2%      0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                               EQUITY-INCOME--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $18,622   $34,182   $35,270   $28,755   $27,122
Units Outstanding..................     1,400     1,459     1,514     1,472     1,461
Variable Accumulation Unit Value...   $ 13.38   $ 23.49   $ 23.30   $ 19.52   $ 18.57
Total Return.......................    (43.1%)     0.8%     19.4%      5.1%     10.8%
Investment Income Ratio............      2.5%      1.8%      3.3%      1.6%      1.4%

GROUP 2 POLICIES(b)
Net Assets.........................   $11,580   $21,778   $22,182   $17,890   $16,306
Units Outstanding..................     1,242     1,334     1,372     1,323     1,270
Variable Accumulation Unit Value...   $  9.32   $ 16.33   $ 16.17   $ 13.52   $ 12.84
Total Return.......................    (42.9%)     1.0%     19.6%      5.3%     11.0%
Investment Income Ratio............      2.5%      1.8%      3.4%      1.6%      1.4%

GROUP 3 POLICIES
Net Assets.........................   $ 2,062   $ 3,044   $ 1,648   $   564   $   401
Units Outstanding..................       223       189       104        43        32
Variable Accumulation Unit Value...   $  9.23   $ 16.10   $ 15.86   $ 13.19   $ 12.46
Total Return.......................    (42.7%)     1.5%     20.2%      5.9%     11.5%
Investment Income Ratio............      2.7%      2.2%      4.0%      1.4%      2.8%

GROUP 4 POLICIES
Net Assets.........................   $ 9,793   $15,397   $12,294   $ 7,732   $ 4,697
Units Outstanding..................     1,070       963       781       589       380
Variable Accumulation Unit Value...   $  9.16   $ 15.97   $ 15.73   $ 13.09   $ 12.36
Total Return.......................    (42.7%)     1.5%     20.2%      5.9%     11.5%
Investment Income Ratio............      2.7%      2.0%      3.3%      1.3%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    GROWTH--INITIAL CLASS                           INDEX 500--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $ 2,379   $2,257    $1,128     $ 344     $ 316    $ 3,787   $2,818    $1,810    $1,486    $  906
           335      168       107        35        34        436      204       138       132        84
       $  7.10   $13.44    $10.58     $9.90     $9.36    $  8.68   $13.78    $13.07    $11.30    $10.78
        (47.2%)   27.0%      6.9%      5.8%      3.4%     (37.0%)    5.4%     15.7%      4.8%     10.6%
          1.1%     0.6%      0.3%      0.5%      0.2%       3.3%     3.8%      1.5%      1.3%      1.7%


       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                                     INVESTMENT GRADE
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  860    $  795    $  414    $  202    $   28
Units Outstanding..................       71        64        35        18         3
Variable Accumulation Unit Value...   $12.03    $12.44    $11.92    $11.42    $11.18
Total Return.......................    (3.2%)     4.3%      4.3%      2.2%      4.5%
Investment Income Ratio............     3.6%      3.3%      3.3%      0.7%     10.1%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                       FIDELITY(R) VIP                                  FIDELITY(R) VIP
                   MID CAP--INITIAL CLASS                           OVERSEAS--INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005     2004
      ------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
            --       --        --        --        --         --       --        --        --       --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
            --       --        --        --        --         --       --        --        --       --


       $ 2,460   $3,434    $3,238    $2,972    $1,800    $ 3,329   $4,219    $2,195    $1,360   $  525
           164      138       151       156       112        280      199       122        89       41
       $ 15.03   $24.82    $21.47    $19.05    $16.10    $ 11.89   $21.16    $18.04    $15.28   $12.83
        (39.4%)   15.6%     12.7%     18.3%     24.9%     (43.8%)   17.3%     18.1%     19.0%    13.6%
          0.5%     0.9%      0.4%        --        --       3.2%     3.3%      0.8%      0.4%     0.9%


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
            --       --        --        --        --         --       --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                    JANUS ASPEN SERIES
                                              BALANCED--INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $36,589   $46,207   $45,896   $43,947   $43,708
Units Outstanding..................     1,573     1,665     1,813     1,906     2,031
Variable Accumulation Unit Value...   $ 23.26   $ 27.84   $ 25.36   $ 23.07   $ 21.52
Total Return.......................    (16.4%)     9.8%      9.9%      7.2%      7.8%
Investment Income Ratio............      2.7%      2.5%      2.2%      2.3%      2.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $50,629   $65,146   $61,661   $58,315   $54,629
Units Outstanding..................     3,816     4,111     4,281     4,460     4,488
Variable Accumulation Unit Value...   $ 13.27   $ 15.84   $ 14.40   $ 13.08   $ 12.17
Total Return.......................    (16.3%)    10.0%     10.2%      7.4%      8.0%
Investment Income Ratio............      2.7%      2.6%      2.2%      2.3%      2.3%

GROUP 3 POLICIES
Net Assets.........................   $ 1,232   $   656   $   497   $   394   $   335
Units Outstanding..................        95        43        36        31        29
Variable Accumulation Unit Value...   $ 12.93   $ 15.37   $ 13.90   $ 12.56   $ 11.63
Total Return.......................    (15.8%)    10.5%     10.7%      7.9%      8.5%
Investment Income Ratio............      2.7%      2.7%      2.2%      2.3%      2.3%

GROUP 4 POLICIES
Net Assets.........................   $13,684   $15,095   $12,257   $ 9,348   $ 6,487
Units Outstanding..................     1,052       974       875       738       553
Variable Accumulation Unit Value...   $ 13.03   $ 15.48   $ 14.01   $ 12.65   $ 11.72
Total Return.......................    (15.8%)    10.5%     10.7%      7.9%      8.5%
Investment Income Ratio............      2.7%      2.6%      2.2%      2.4%      2.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                     JANUS ASPEN SERIES                                JANUS ASPEN SERIES
            MID CAP GROWTH--INSTITUTIONAL SHARES             WORLDWIDE GROWTH--INSTITUTIONAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $29,630   $57,829   $55,577   $50,767   $52,683
            --       --        --        --        --      2,525     2,699     2,826     3,028     3,304
       $    --   $   --    $   --    $   --    $   --    $ 11.77   $ 21.42   $ 19.68   $ 16.76   $ 15.95
            --       --        --        --        --     (45.0%)     8.9%     17.4%      5.1%      4.0%
            --       --        --        --        --       1.2%      0.8%      1.8%      1.4%      1.0%


       $    --   $   --    $   --    $   --    $   --    $29,150   $56,285   $53,656   $47,111   $45,284
            --       --        --        --        --      4,497     4,782     4,973     5,136     5,200
       $    --   $   --    $   --    $   --    $   --    $  6.48   $ 11.77   $ 10.79   $  9.17   $  8.71
            --       --        --        --        --     (44.9%)     9.1%     17.6%      5.3%      4.3%
            --       --        --        --        --       1.2%      0.8%      1.8%      1.4%      1.0%


       $ 1,026   $  462    $  275    $  132    $  114    $ 1,055   $ 1,019   $   714   $   258   $   241
            93       24        17         9         9        140        75        58        25        24
       $ 11.01   $19.57    $16.04    $14.12    $12.57    $  7.53   $ 13.60   $ 12.41   $ 10.50   $  9.91
        (43.7%)   22.0%     13.6%     12.3%     20.7%     (44.7%)     9.6%     18.2%      5.9%      4.8%
          0.3%     0.2%        --        --        --       1.4%      0.8%      2.1%      1.4%      1.0%


       $    --   $   --    $   --    $   --    $   --    $ 5,019   $ 7,824   $ 6,179   $ 4,256   $ 2,999
            --       --        --        --        --        623       532       464       378       282
       $    --   $   --    $   --    $   --    $   --    $  8.07   $ 14.59   $ 13.31   $ 11.26   $ 10.63
            --       --        --        --        --     (44.7%)     9.6%     18.2%      5.9%      4.8%
            --       --        --        --        --       1.3%      0.8%      1.8%      1.5%      1.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                          MFS(R)
                                           INVESTORS TRUST SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   149   $  203    $   69    $   60    $   58
Units Outstanding..................        16       14         5         5         5
Variable Accumulation Unit Value...   $  9.59   $14.33    $13.00    $11.50    $10.72
Total Return.......................    (33.1%)   10.3%     13.0%      7.3%     11.4%
Investment Income Ratio............      0.7%     0.7%      0.5%      0.5%      0.6%

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                           MFS(R)                                            MFS(R)
                        NEW DISCOVERY                                   RESEARCH SERIES--
                    SERIES--INITIAL CLASS                                 INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $   904   $  524    $  102    $   69    $   62    $   111   $  111    $   --    $   --    $   --
           109       38         8         6         6         14        9        --        --        --
       $  8.32   $13.71    $13.37    $11.81    $11.22    $  7.97   $12.47    $12.11    $11.93    $11.70
        (39.3%)    2.5%     13.2%      5.2%      6.5%     (36.1%)    3.0%      1.5%      2.0%     17.0%
            --       --        --        --        --       0.5%       --      0.7%      0.6%        --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
------------------------------------------------------------------------









                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   708   $   --    $   --    $   --    $   --
Units Outstanding..................       115       --        --        --        --
Variable Accumulation Unit Value...   $  6.22   $   --    $   --    $   --    $   --
Total Return.......................    (37.8%)      --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   463   $   --    $   --    $   --    $   --
Units Outstanding..................        74       --        --        --        --
Variable Accumulation Unit Value...   $  6.23   $   --    $   --    $   --    $   --
Total Return.......................    (37.7%)      --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   811   $1,629    $  239    $   54    $   19
Units Outstanding..................        40       50         9         3         1
Variable Accumulation Unit Value...   $ 20.49   $32.87    $25.70    $19.58    $16.76
Total Return.......................    (37.7%)   27.9%     31.3%     16.8%     30.2%
Investment Income Ratio............      1.1%     0.6%      1.5%      0.3%      0.8%

GROUP 4 POLICIES
Net Assets.........................   $   780   $   --    $   --    $   --    $   --
Units Outstanding..................       123       --        --        --        --
Variable Accumulation Unit Value...   $  6.29   $   --    $   --    $   --    $   --
Total Return.......................    (37.1%)      --        --        --        --
Investment Income Ratio............        --       --        --        --        --

                                                   NEUBERGER BERMAN AMT
                                             MID-CAP GROWTH PORTFOLIO--CLASS I
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   400   $  183    $   85    $   71    $   83
Units Outstanding..................        36        9         5         5         7
Variable Accumulation Unit Value...   $ 10.97   $19.37    $15.81    $13.79    $12.12
Total Return.......................    (43.4%)   22.5%     14.7%     13.7%     16.3%
Investment Income Ratio............        --       --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








               PIMCO                  PIMCO                      PIMCO
           GLOBAL BOND--          LOW DURATION--             REAL RETURN--
          ADMINISTRATIVE          ADMINISTRATIVE             ADMINISTRATIVE
           CLASS SHARES            CLASS SHARES               CLASS SHARES
      ----------------------  ---------------------  -----------------------------
       2008    2007    2006    2008    2007    2006   2008    2007    2006   2005
      ----------------------------------------------------------------------------


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --


      $  214  $   77  $   31  $   18  $   --   $--   $  248  $   91  $   5  $    2
          19       7       3       2      --    --       24       8     --      --
      $11.44  $11.54  $10.52  $ 9.98  $10.18   $--   $10.20  $11.03  $9.96  $ 9.89
       (0.9%)   9.7%    5.2%   (2.0%)   1.8%    --    (7.5%)  10.7%   0.8%   (1.1%)
        3.2%    3.2%    2.7%    3.8%    6.1%    --     3.4%    4.0%   4.4%    3.4%


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                  PIMCO                           ROYCE
                                             TOTAL RETURN--                     MICRO-CAP
                                             ADMINISTRATIVE                    PORTFOLIO--
                                              CLASS SHARES                   INVESTMENT CLASS
                                     ------------------------------  -------------------------------
                                      2008    2007    2006    2005     2008    2007    2006    2005
                                     ---------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --  $   --  $   --  $   --  $ 1,357  $2,187  $1,347  $   99
Units Outstanding..................      --      --      --      --      189     171     109      10
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $  7.20  $12.78  $12.40  $10.24
Total Return.......................      --      --      --      --   (43.7%)   3.0%   21.1%    2.4%
Investment Income Ratio............      --      --      --      --     2.9%    1.6%    0.3%    2.6%

GROUP 2 POLICIES(b)
Net Assets.........................  $   --  $   --  $   --  $   --  $ 1,442  $2,215  $1,584  $   91
Units Outstanding..................      --      --      --      --      200     174     128       9
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $  7.20  $12.76  $12.35  $10.20
Total Return.......................      --      --      --      --   (43.6%)   3.3%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --     2.8%    1.6%    0.3%    4.3%

GROUP 3 POLICIES
Net Assets.........................  $  970  $  413  $   14  $    5  $    --  $   --  $   --  $   --
Units Outstanding..................      82      37       1      --       --      --      --      --
Variable Accumulation Unit Value...  $11.75  $11.22  $10.31  $ 9.92  $    --  $   --  $   --  $   --
Total Return.......................    4.8%    8.8%    3.9%   (0.8%)      --      --      --      --
Investment Income Ratio............    4.3%    3.2%    4.5%    4.0%       --      --      --      --

GROUP 4 POLICIES
Net Assets.........................  $   --  $   --  $   --  $   --  $ 2,725  $3,159  $1,757  $  115
Units Outstanding..................      --      --      --      --      374     245     142      11
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $  7.29  $12.84  $12.35  $10.20
Total Return.......................      --      --      --      --   (43.3%)   4.0%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --     3.1%    1.8%    0.3%    1.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                   ROYCE
                 SMALL-CAP
                PORTFOLIO--                           T. ROWE PRICE
              INVESTMENT CLASS                   EQUITY INCOME PORTFOLIO
      -------------------------------  -------------------------------------------
        2008    2007    2006    2005     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------



      $ 1,798  $1,298  $  670  $  118  $12,858  $21,549  $19,914  $16,049  $10,984
          220     115      57      12    1,192    1,266    1,200    1,142      807
      $  8.14  $11.26  $11.59  $10.16  $ 10.79  $ 17.01  $ 16.59  $ 14.04  $ 13.61
       (27.7%)  (2.8%)  14.0%    1.6%   (36.6%)    2.5%    18.1%     3.2%    14.1%
         0.9%    0.1%    0.1%      --     2.3%     1.7%     1.6%     1.7%     1.7%


      $ 1,538  $1,513  $  977  $   69  $15,954  $27,215  $26,291  $21,744  $17,806
          189     135      85       7    1,449    1,571    1,558    1,524    1,292
      $  8.12  $11.21  $11.51  $10.06  $ 11.02  $ 17.33  $ 16.86  $ 14.25  $ 13.78
       (27.5%)  (2.6%)  14.5%    0.6%   (36.4%)    2.7%    18.4%     3.4%    14.3%
         0.8%    0.1%    0.1%      --     2.3%     1.7%     1.6%     1.6%     1.6%


      $    --  $   --  $   --  $   --  $ 3,013  $ 2,085  $ 1,144  $   772  $   626
           --      --      --      --      296      131       74       60       50
      $    --  $   --  $   --  $   --  $ 10.17  $ 15.92  $ 15.42  $ 12.96  $ 12.47
           --      --      --      --   (36.1%)    3.3%    19.0%     3.9%    14.9%
           --      --      --      --     2.6%     1.8%     1.6%     1.6%     1.6%


      $ 2,233  $1,804  $  892  $  148  $14,220  $20,671  $16,150  $ 9,931  $ 5,421
          267     156      76      15    1,390    1,289    1,041      762      432
      $  8.35  $11.47  $11.72  $10.18  $ 10.24  $ 16.02  $ 15.52  $ 13.04  $ 12.55
       (27.2%)  (2.1%)  15.2%    1.8%   (36.1%)    3.3%    19.0%     3.9%    14.9%
         0.8%    0.1%    0.1%      --     2.4%     1.8%     1.6%     1.7%     1.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                    T. ROWE PRICE
                                             LIMITED-TERM BOND PORTFOLIO
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................   $  567   $  275   $  213   $  154   $  162
Units Outstanding..................       47       23       19       14       15
Variable Accumulation Unit Value...   $12.07   $11.89   $11.27   $10.83   $10.64
Total Return.......................     1.6%     5.5%     4.1%     1.7%     1.1%
Investment Income Ratio............     3.8%     4.3%     3.9%     3.6%     3.4%

GROUP 4 POLICIES
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                  VAN ECK WORLDWIDE                         VAN ECK WORLDWIDE
                   ABSOLUTE RETURN                             HARD ASSETS
      ----------------------------------------  ----------------------------------------
        2008    2007    2006     2005    2004     2008     2007    2006    2005    2004
      ----------------------------------------------------------------------------------


      $    --  $   --  $   --  $    --  $   --  $ 6,746  $11,631  $4,812  $  454  $   --
           --      --      --       --      --      620      570     340      39      --
      $    --  $   --  $   --      $--  $   --  $ 10.89  $ 20.36  $14.14  $11.35  $   --
           --      --      --       --      --   (46.5%)   44.0%   24.5%   13.5%      --
           --      --      --       --      --     0.3%     0.1%      --      --      --


      $    --  $   --  $   --      $--  $   --  $ 5,151  $ 8,621  $3,579  $  158  $   --
           --      --      --       --      --      488      438     265      14      --
      $    --  $   --  $   --      $--  $   --  $ 10.56  $ 19.69  $13.63  $10.95  $   --
           --      --      --       --      --   (46.4%)   44.4%   24.5%    9.5%      --
           --      --      --       --      --     0.3%     0.1%      --      --      --


      $   627  $  477  $  171      $--  $   --  $ 1,318  $ 1,966  $1,161  $  536  $   30
           67      44      17       --      --       63       51      44      25       2
      $  9.34  $10.74  $10.33      $--  $ 9.87  $ 20.86  $ 38.71  $26.63  $21.39  $14.11
       (13.1%)   4.1%    4.6%       --   (1.3%)  (46.1%)   45.4%   24.5%   51.7%   24.0%
         0.1%    0.4%      --       --      --     0.3%     0.1%    0.0%      --    1.8%


      $    --  $   --  $   --      $--  $   --  $ 8,497  $12,922  $4,129  $  135  $   --
           --      --      --       --      --      761      627     292      12      --
      $    --  $   --  $   --      $--  $   --  $ 11.07  $ 20.55  $14.14  $11.35  $   --
           --      --      --       --      --   (46.1%)   45.4%   24.5%   13.5%      --
           --      --      --       --      --     0.3%     0.1%    0.0%      --      --


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                        VAN KAMPEN UIF
                                                EMERGING MARKETS DEBT--CLASS I
                                     ----------------------------------------------------
                                       2008      2007      2006      2005          2004
                                     ----------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --        $   --
Units Outstanding..................        --       --        --        --            --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --        $   --
Total Return.......................        --       --        --        --            --
Investment Income Ratio............        --       --        --        --            --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --        $   --
Units Outstanding..................        --       --        --        --            --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --        $   --
Total Return.......................        --       --        --        --            --
Investment Income Ratio............        --       --        --        --            --

GROUP 3 POLICIES
Net Assets.........................   $   552   $  314    $   91    $   32        $   24
Units Outstanding..................        41       20         6         2             2
Variable Accumulation Unit Value...   $ 13.57   $15.96    $14.98    $13.52        $12.05
Total Return.......................    (15.0%)    6.5%     10.8%     12.3%         10.1%
Investment Income Ratio............      7.7%     7.3%      9.0%      7.6%          6.8%

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --        $   --
Units Outstanding..................        --       --        --        --            --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --        $   --
Total Return.......................        --       --        --        --            --
Investment Income Ratio............        --       --        --        --            --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                       VAN KAMPEN UIF                                    VAN KAMPEN UIF
              EMERGING MARKETS EQUITY--CLASS I                      U.S. REAL ESTATE--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $13,732   $35,299   $26,013   $18,450   $12,536   $   416   $    --   $   --    $   --    $   --
           938     1,040     1,068     1,031       932        75        --       --        --        --
       $ 14.62   $ 33.95   $ 24.34   $ 17.87   $ 13.45   $  5.57   $    --   $   --    $   --    $   --
        (56.9%)    39.5%     36.2%     32.9%     22.3%    (44.3%)       --       --        --        --
            --      0.4%      0.8%      0.4%      0.7%      1.6%        --       --        --        --


       $11,863   $29,608   $20,897   $13,512   $ 8,674   $   151   $    --   $   --    $   --    $   --
           782       842       830       722       627        27        --       --        --        --
       $ 15.16   $ 35.13   $ 25.14   $ 18.42   $ 13.83   $  5.58   $    --   $   --    $   --    $   --
        (56.8%)    39.8%     36.5%     33.2%     22.5%    (44.2%)       --       --        --        --
            --      0.4%      0.8%      0.4%      0.7%      2.9%        --       --        --        --


       $   614   $ 1,646   $   920   $   107   $    75   $   678   $   880   $  354    $   48    $   17
            37        43        34         5         5        50        40       13         2         1
       $ 16.64   $ 38.36   $ 27.31   $ 19.92   $ 14.88   $ 13.62   $ 21.94   $26.45    $19.16    $16.37
        (56.6%)    40.5%     37.1%     33.9%     23.1%    (37.9%)   (17.1%)   38.0%     17.1%     36.4%
            --      0.4%      0.8%      0.4%      0.4%      3.5%      1.2%     0.9%      0.9%      1.3%


       $ 8,782   $17,670   $ 9,762   $ 4,671   $ 1,257   $ 1,348   $    --   $   --    $   --    $   --
           513       447       348       228        82       233        --       --        --        --
       $ 17.10   $ 39.42   $ 28.06   $ 20.47   $ 15.29   $  5.76   $    --   $   --    $   --    $   --
        (56.6%)    40.5%     37.1%     33.8%     23.1%    (42.4%)       --       --        --        --
            --      0.4%      0.7%      0.3%      0.6%      3.4%        --       --        --        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 19, 2009

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2008 AND 2007

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2008      2007
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,152 in
     2008 and $1,625 in 2007).................................  $41,308   $39,799
  Trading securities..........................................       52        71
Equity securities, at fair value
  Available-for-sale..........................................    1,133        15
Mortgage loans................................................    5,653     5,208
Policy loans..................................................      750       703
Securities purchased under agreements to resell...............      185       682
Other investments.............................................    1,515       648
                                                                -------   -------
     Total investments........................................   50,596    47,126
Cash and cash equivalents.....................................      907       893
Deferred policy acquisition costs.............................    4,667     3,431
Interest in annuity contracts.................................    4,716     4,468
Amounts recoverable from reinsurer............................    6,604     6,601
Other assets..................................................    1,847       869
Separate account assets.......................................   12,881    19,093
                                                                -------   -------
     Total assets.............................................  $82,218   $82,481
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $48,766   $42,795
Future policy benefits........................................    3,733     2,766
Policy claims.................................................      193       183
Obligations under structured settlement agreements............    4,716     4,468
Amounts payable to reinsurer..................................    5,686     5,379
Other liabilities.............................................    2,253     2,824
Separate account liabilities..................................   12,881    19,093
                                                                -------   -------
     Total liabilities........................................   78,228    77,508
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    2,628     1,410
Accumulated other comprehensive income........................   (2,137)       95
Retained earnings.............................................    3,474     3,443
                                                                -------   -------
     Total stockholder's equity...............................    3,990     4,973
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,218   $82,481
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,374   $  855   $  565
  Fees-universal life and annuity policies................     619      601      487
  Net investment income...................................   2,755    2,578    2,400
  Net investment losses...................................    (406)     (66)     (41)
  Net revenue from reinsurance............................     206      206      214
  Other income............................................      35       36       28
                                                            ------   ------   ------
     Total revenues.......................................   4,583    4,210    3,653
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,141    1,781    1,646
  Increase in liabilities for future policy benefits......   1,225      777      529
  Policyholder benefits...................................     349      204      114
  Operating expenses......................................     900      963      899
                                                            ------   ------   ------
     Total expenses.......................................   4,615    3,725    3,188
                                                            ------   ------   ------
  (Loss) Income before income taxes.......................     (32)     485      465
  Income tax (benefit) expense............................     (63)     159      138
                                                            ------   ------   ------
NET INCOME................................................  $   31   $  326   $  327
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2006...........    $25       $1,410      $2,828       $   231         $ 4,494
                                                                                            -------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                          (154)           (154)
                                                                                            -------
  Other comprehensive income.........                                                          (154)
                                                                                            -------
Total comprehensive income...........                                                           173
                                                                                            -------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143            77           4,655
                                                                                            -------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 3).........                             (26)                          (26)
                                         ---       ------      ------       -------         -------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117            77           4,629
                                                                                            -------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                            -------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                            18              18
                                                                                            -------
  Other comprehensive income.........                                                            18
                                                                                            -------
Total comprehensive income...........                                                           344
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2007.........     25        1,410       3,443            95           4,973
Comprehensive income:
  Net income.........................                              31                            31
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                        (2,232)         (2,232)
                                                                                            -------
  Other comprehensive income.........                                                        (2,232)
                                                                                            -------
Total comprehensive income...........                                                        (2,201)
                                                                                            -------
  Capital Contribution...............               1,218                                     1,218
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2008.........    $25       $2,628      $3,474       $(2,137)        $ 3,990
                                         ===       ======      ======       =======         =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2008       2007       2006
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $     31   $    326   $    327
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        10         34         55
     Net capitalization of deferred policy acquisition
       costs............................................      (324)      (128)      (248)
     Annuity and universal life fees....................      (489)      (455)      (412)
     Interest credited to policyholders' account
       balances.........................................     2,141      1,781      1,646
     Net investment losses..............................       406         66         41
     Equity in earnings of limited partnerships.........        65          1          1
     Deferred income taxes..............................       104          1         52
     Net revenue from intercompany reinsurance..........       (74)       (45)       (57)
     Net change in unearned revenue liability...........        36         30         49
     Changes in:
       Other assets and other liabilities...............        23        (67)         8
       Reinsurance recoverables and payables............        38         10         25
       Trading securities...............................         7          9         (1)
       Policy claims....................................        10         27         30
       Future policy benefits...........................     1,233        781        543
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,217      2,371      2,059
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Sale of available-for-sale fixed maturities........    16,084     12,765     11,100
     Maturity of available-for-sale fixed maturities....     1,217        997      1,337
     Sale of equity securities..........................        51         67         44
     Repayment of mortgage loans........................       491        449        618
     Sale of other investments..........................       129        181         95
  Cost of:
     Available-for-sale fixed maturities acquired.......   (23,354)   (15,147)   (15,182)
     Equity securities acquired.........................      (241)        (5)       (50)
     Cash collateral paid on derivatives................       (12)        (2)        --
     Mortgage loans acquired............................      (936)    (1,468)    (1,198)
     Other investments acquired.........................      (994)      (278)      (262)
     Securities purchased under agreements to resell....       497       (305)       (90)
  Policy loans (net)....................................       (47)       (51)       (52)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (7,115)    (2,797)    (3,640)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     9,509      5,467      6,183
     Withdrawals........................................    (4,973)    (4,809)    (4,174)
     Net transfers to the separate accounts.............      (307)      (544)      (371)
  (Decrease) increase in loaned securities..............      (460)       642        247
  Securities sold under agreements to repurchase (net)..        34          2       (154)
  Net (paydowns) proceeds from debt.....................        --         (1)         8
  Change in book and bank overdrafts....................        29        (19)        18
  Distribution to stockholder...........................        --         --        (12)
  Net distribution to limited partner...................        --         (7)        --
  Cash collateral received on derivatives...............        69          5         (3)
  Cash contribution from parent.........................        11         --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....     3,912        736      1,742
                                                          --------   --------   --------
Net increase in cash and cash equivalents...............        14        310        161
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       893        583        422
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    907   $    893   $    583
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2008, 2007 AND 2006

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 10 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments, which the Company has both the ability and the intent to hold to maturity, are stated at amortized cost and classified as held-to-maturity. Investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value refer to Note 14 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidation Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans. Changes in future anticipated prepayment speeds and estimated cash flows on these securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method. Prepayment assumptions for these securities are obtained from a bank or internal estimates.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 14 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


sale are reflected in net unrealized investment losses in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value. The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in future periods based upon the amount and timing of expected future cash flows of the security, when the recoverable value of the investment, based upon reasonably estimable cash flow and the fair value of the security are greater than the carrying value of the investment after the impairment.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the estimated fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for impairments. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investments in VIEs are discussed in Note
4 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset, due to unrealized investment gains or losses, is recorded in other comprehensive income. Beginning in 2009 for new business, the Company will increase the amortization period for universal life policies and deferred annuity contracts to 99 years.

     DAC for annuity policies with life contingencies is amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2008 and 2007, the Company

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


evaluated the creditworthiness of counterparties, and, except as discussed in
Note 11 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses in the accompanying Consolidated Statement of Income, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity securities and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in accumulated other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses in the accompanying Consolidated Statement of Income. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
6 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, receivable from affiliates, and net deferred tax assets. Other liabilities consist primarily of collateral received on securities loaned, amounts payable for undelivered securities, and payables to affiliates.

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2008, 2007 and 2006.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109. Under FIN No. 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for certain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are record as liabilities but off set to other assets in the accompanying Consolidated Balance Sheet and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2008 and 2007, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2008 and 2007 represent the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     For fair values of various assets and liabilities refer to Note 14 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     The securities and credit markets have been experiencing extreme volatility and disruption. In some cases, the markets have exerted downward pressure on the availability of liquidity and capital. In the event the Company needs access to additional capital, its ability to obtain such capital may be limited and the cost of any such capital may be higher than available today.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company.

     The Risk-Based Capital, or RBC ratio, is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest-rate risk and general business risks. A continuation or worsening of the disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio will decrease in value. If interest rates decline, the securities in the fixed income portfolio will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, are generally less liquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility. The future path of interest rates is uncertain. Large shocks to the level of interest rates or the shape of the yield curve may have an adverse financial impact to the Company as a result of the potential changes in policyholder behavior, spreads between our portfolio yields and crediting rates, or investment gains (losses).

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may, in the future, downgrade certain issuers or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     The Company has exposure to sub-prime and mid-prime residential mortgage lending through its fixed maturity investments that are collateralized by mortgages that include sub-prime or mid-prime lending. Sub-prime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage-underwriting standards that provide for affordable mortgage products. These investments are primarily in the form of asset-backed securities ("ABS") supported by sub-prime or mid-prime mortgage loans or collateralized debt securities ("CDO") that contain a sub-prime or mid-prime loan component. At December 31, 2008, the market value of investments supported by sub-prime collateral is approximately $178 million with an unrealized loss of $37 million. Of this amount, 86.1% had "AAA" or "AA" credit quality ratings. At December 31, 2008, the market value of investments supported by mid-prime collateral is approximately $652 million with an unrealized loss of $194 million. Of this amount, 83.0% had "AAA" or "AA" credit quality ratings. The Company manages its sub-prime and mid-prime risk exposure by limiting the Company's holdings in these types of instruments, maintaining high credit quality investments, and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience and, where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Company faces strong competition in its Life Insurance and Agency and Retirement Income Security businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. These tax laws have been put in place to serve the social purpose of encouraging the purchase of life insurance for the protection of families and businesses. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The Company adopted this guidance effective January 1, 2008. See Note
14 -- Fair Value Measurements for more information on SFAS No. 157.

     In February 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which delayed the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company did not apply the provisions of SFAS No. 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2. The effect is not expected to be significant in 2009.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset when the Market for that Asset is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. FSP FAS 157-3 was effective upon issuance and did not have a material impact on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS No. 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company did not elect the fair value option for any financial assets or financial liabilities.

     In April 2007, the FASB issued FSP FIN No. 39-1, "Amendment of FIN No. 39" ("FSP FIN 39-1"). This FSP modifies FIN No. 39, "Offsetting of Amounts Related to Certain Contracts", and permits companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. The Company's adoption of this guidance, effective January 1, 2008, did not have an effect on the Company's consolidated financial position or results of operations.

     In January 2008, the FASB issued Statement No. 133 Implementation Issue No. E23, "Hedging -- General: Issues Involving the Application of the Shortcut Method under Paragraph 68" ("Implementation Issue E23"). Implementation Issue E23 amends SFAS No. 133, paragraph 68 with respect to the conditions that must be met in order to apply the shortcut method for assessing hedge effectiveness. This guidance was effective for hedging relationships designated on or after January 1, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In September 2008, the FASB issued FSP FAS 133-1 and FIN No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees" an amendment of SFAS No. 133 and FIN No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FSP requires sellers of credit derivatives and certain guarantees to disclose (a) the nature of the credit derivative, the reason(s) for entering into the credit derivative, approximate term, performance triggers, and the current status of the performance risk; (b) the undiscounted maximum potential amount of future payments the seller could be required to make before considering any recoveries from recourse provisions or collateral; (c) the credit derivative's fair value; (d) the nature of any recourse provisions and any collateral assets held to ensure performance. This FSP also requires the above disclosures for hybrid instruments that contain embedded derivatives and amends paragraph 13 of FIN 45 to require disclosure of the current status of the guarantee's performance risk. This FSP is effective for the Company's 2008 annual consolidated financial statements.

     In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." This FSP requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. Accordingly, the Company adopted this guidance effective December 31, 2008. Since this FSP requires only additional disclosures concerning transfers of financial assets and interests in variable interest entities, adoption of the FSP did not affect the Company's consolidated financial position or results of operations. The disclosures required by this FSP are provided in Note 4.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20." This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. On February 1, 2008 the FASB issued FSP No. 48-2, "Effective Date of FIN 48 for Certain Nonpublic Enterprises", which delayed the effective date for non-public entities to periods beginning after December 15, 2007 with early adoption permitted. The Company early adopted FIN No. 48 as of January 1, 2007. The cumulative effect of the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140". This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in fixed maturities -- trading securities in the accompanying Consolidated Balance Sheet and totaled $48 million and $64 million at December 31, 2008 and 2007, respectively.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")". SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1, the Company accounted for exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161") -- an amendment of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This statement amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments; (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and; (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently assessing the impact of SFAS No. 161 on the notes to consolidated financial statements.

     In February 2008, the FASB issued FSP FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions." The FSP provides recognition and derecognition guidance for a repurchase financing transaction, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties, that is entered into contemporaneously with or in contemplation of, the initial transfer. The FSP is effective for fiscal years beginning after November 15, 2008. The FSP is to be applied prospectively to new transactions entered into after the adoption date. This guidance is not expected to impact the Company's consolidated financial statements upon adoption effective January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2008 and 2007, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2008                  2007
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 1,485    $ 1,464    $   145    $   145
Due after one year through five years....    12,417     11,626      8,176      8,279
Due after five years through ten years...     9,160      8,009     12,243     12,181
Due after ten years......................     4,049      3,869      5,896      6,043
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................       671        690      1,512      1,509
  Other mortgage-backed securities.......    13,342     11,923      7,949      7,999
  Other asset-backed securities..........     4,333      3,670      3,597      3,549
  Redeemable preferred securities........        76         57         95         94
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $45,533    $41,308    $39,613    $39,799
                                            =======    =======    =======    =======



     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2008
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,432       $148        $    5       $ 2,575
U.S. agencies, state and municipal......        88          1            10            79
Foreign governments.....................       577         87            14           650
Corporate...............................    24,685        272         2,603        22,354
Mortgage-backed securities..............    13,342        242         1,661        11,923
Asset-backed securities.................     4,333         13           676         3,670
Redeemable preferred securities.........        76         --            19            57
                                           -------       ----        ------       -------
  TOTAL AVAILABLE-FOR-SALE..............   $45,533       $763        $4,988       $41,308
                                           =======       ====        ======       =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......        66         10           --             76
Foreign governments.....................       581         53            2            632
Corporate...............................    24,341        513          418         24,436
Mortgage-backed securities..............     7,949        122           72          7,999
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        95          1            2             94
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======



     At December 31, 2008, the Company had $10 million in contractual obligations to acquire additional private placement securities. At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2008. These investments have been deemed other than temporarily impaired. At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months.

  EQUITY SECURITIES

     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                            COST       GAINS       LOSSES     FAIR VALUE
                                           ------   ----------   ----------   ----------
2008.....................................  $1,096       $39          $2         $1,133
2007.....................................  $   12       $ 5          $2         $   15


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     At December 31, 2008 and 2007, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $109 million and $106 million, respectively, at fixed and floating interest rates ranging from 2.28% to 7.00% in 2008, and fixed and floating interest rates ranging from 5.4% to 6.1% in 2007. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,637     29.0%   $1,285     24.7%
  Residential.................................    1,134     20.1%    1,322     25.4%
  Retail facilities...........................      986     17.4%      882     16.9%
  Apartment buildings.........................      931     16.5%      895     17.2%
  Industrial..................................      905     16.0%      809     15.5%
  Other.......................................       60      1.0%       15      0.3%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,574     27.9%   $1,453     27.9%
  Pacific.....................................    1,508     26.7%    1,398     26.8%
  South Atlantic..............................    1,251     22.1%    1,131     21.7%
  Middle Atlantic.............................    1,093     19.3%      982     18.9%
  New England.................................      227      4.0%      244      4.7%
  Other.......................................       --      0.0%       --      0.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2008 and 2007 was summarized below (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $ 9    $7
Additions charged to operations..............................     4     2
                                                                ---    --
ENDING BALANCE...............................................   $13    $9
                                                                ===    ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2008 and 2007 were as follows (in millions):

                                                              2008    2007
                                                             ------   ----
New York Life Short Term Fund..............................  $  698   $191
Collateralized third party loans...........................     353    155
Limited partnerships/Limited liability companies...........     332    230
Derivatives................................................     118     59
Real estate................................................       1     11
Collateral support agreements..............................      13      2
                                                             ------   ----
  TOTAL OTHER INVESTMENTS..................................  $1,515   $648
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("New York Life Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $8 million and $10 million for the years ended December 31, 2008 and 2007, respectively, and were recorded as a component of accumulated other comprehensive income in the accompanying Consolidated Balance Sheet.

     There was no accumulated depreciation on real estate for December 31, 2008. Accumulated depreciation on real estate was $6 million for December 31, 2007. Depreciation expense for the years ended December 31, 2008, 2007 and 2006 totaled less than $1 million and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships, limited liability companies, and collateralized third party loans amounted to $671 million and $125 million at December 31, 2008 and 2007, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset-backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs is limited to its investment in the CDOs.

     The Company generally performed an expected loss/return analysis for those CDOs sponsored by an affiliate to determine whether it was the primary beneficiary in the CDO. Using a Top-Down method, the cash flows are allocated to each variable interest based on seniority for each of the probability weighted cash flow scenarios used to determine an entity's expected losses. The expected losses and expected residual returns of each variable interest holder from each cash flow scenario are then aggregated to determine which party (if any) absorbs the majority of the total expected losses or has the rights to the majority of the total expected residual returns. The Company was determined not to be the primary beneficiary of the VIE invested in as of December 31, 2008 and 2007. The investments in these CDOs are included in asset-backed securitizations ($6 million) and equity in asset-backed securitizations ($2 million) in the table below.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

     The Company performed a qualitative analysis to determine if the subordination features would result in the Company absorbing a majority of the expected losses of the issuing entity. In reviewing the deal documents including trust agreements, limited partnership agreements, and purchase agreements, the Company determined that they are not the primary beneficiary of any structured investment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant variable interests at December 31, 2008 and 2007 (in millions):

                                                                 MAXIMUM
                                                               EXPOSURE TO
                                                                   LOSS
                                                               -----------
                                                               2008   2007
                                                               ----   ----
Asset-backed securitizations.................................   $22   $ 25
Private placement structured notes...........................    61     82
Other investments:
  Equity in asset-backed securitizations.....................     2     15
  Limited partnerships.......................................     2      6
                                                                ---   ----
     TOTAL...................................................   $87   $128
                                                                ===   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary of these VIEs. Investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in the VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations nor did it provide any additional financial or other support during the year.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million at December 31, 2008 and 2007 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fixed maturities....................................  $2,458   $2,308   $2,179
Equity securities...................................       6        8        5
Mortgage loans......................................     316      271      239
Policy loans........................................      52       48       46
Other investments...................................       1       54       32
                                                      ------   ------   ------
  Gross investment income...........................   2,833    2,689    2,501
Investment expenses.................................     (78)    (111)    (101)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,755   $2,578   $2,400
                                                      ======   ======   ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2008, 2007 and 2006, net investment losses were as follows (in millions):

                                                          2008   2007   2006
                                                         -----   ----   ----
Fixed maturities.......................................  $(404)  $(70)  $(28)
Equity securities......................................     (8)     7     (8)
Mortgage loans.........................................     (4)    (2)    (1)
Derivative instruments.................................     11      5     (6)
Other investments......................................     (1)    (6)     2
                                                         -----   ----   ----
  NET INVESTMENT LOSSES................................  $(406)  $(66)  $(41)
                                                         =====   ====   ====



     The net losses on fixed maturity trading securities amounted to $11 million for December 31, 2008. The net losses on both fixed maturity trading securities and equity trading securities amounted to $4 million for both December 31, 2007 and 2006. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $131 million, $100 million and $67 million for the years ended December 31, 2008, 2007 and 2006, respectively; and realized losses were $193 million, $114 million and $100 million, respectively.

     Losses from other-than-temporary impairments on fixed maturities (included in net investment losses on fixed maturities in the above table) were $331 million, $51 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were $9 million for December 31, 2008, less than $1 million for December 31, 2007 and $2 million for December 31, 2006.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2008 and 2007 (in millions):

                                                                  2008
                                   -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   156     $    2     $   20     $    3     $   176     $    5
  U.S. agencies, state and
     municipal...................       42          9          3          1          45         10
  Foreign governments............       56         12         14          2          70         14
  Corporate......................   10,994      1,189      4,514      1,415      15,508      2,604
  Mortgage-backed securities.....    3,546      1,022      1,236        639       4,782      1,661
  Asset-backed securities........    2,544        377        809        299       3,353        676
  Redeemable preferred
     securities..................       22          7         35         11          57         18
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   17,360      2,618      6,631      2,370      23,991      4,988
                                   -------     ------     ------     ------     -------     ------
EQUITIES
  Common stock...................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $17,404     $2,620     $6,631     $2,370     $24,035     $4,990
                                   =======     ======     ======     ======     =======     ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --            7        --            7        --
  Foreign governments............      19         1           44         1           63         2
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1        --           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====



     At December 31, 2008, fixed maturities represented nearly 100% of the Company's total unrealized loss amount, which was comprised of approximately 4,103 different securities. Equity securities comprise less than 1% of the Company's total unrealized loss amount, consisting of 241 securities.

     Fixed maturities that were in a continuous unrealized loss position for less than twelve months at December 31, 2008, totaled $2,618 million or 52% of the Company's total fixed maturities unrealized losses, and securities in a continuous unrealized loss position greater than twelve months totaled $2,370 million or 48% of the Company's total fixed maturities unrealized losses. Of the total amount of fixed maturities unrealized losses, $3,903 million or 78% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $1,086 million or 22% of the Company's total fixed maturities unrealized losses.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined 20% or more of amortized cost totaled $3,521 million. The amount of time that each of these securities has continuously been 20% or more below amortized cost consist of $3,137 for 6 months or less, $361 million for greater than 6 months through 12 months, and $23 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative "money-good" analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it had the ability and intent to hold until recovery.

     Despite a decline in interest rates during the latter half of 2008, credit spreads widened significantly during the same period as the market experienced a flight to quality securities. The declining U.S. housing market, global

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit crisis, U.S. recession and declining global economy all contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     Corporate Bonds. Unrealized losses on corporate bonds were $2,604 million or 52% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 2,571 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 80% of the security's amortized cost totaled $1,634 million or 33% of the total unrealized losses on fixed maturities. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors caused significant credit spread widening and contributed to the unrealized losses. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Real Estate Investment Trusts ("REITs") ($380 million), building products ($139 million), gaming and leisure ($120 million), utilities ($94 million), and finance ($91 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $1,661 million or 33% percent of the total unrealized losses for fixed maturities. These losses are spread across approximately 839 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security's amortized cost represented $1,412 million or 85% of total unrealized losses on mortgage -- backed securities. The majority of our holdings (approximately 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other than temporary impairments in accordance with our impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $676 million or 14% of the total unrealized losses for fixed maturities. These losses are spread across approximately 644 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with our impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $442 million or 65% of the total unrealized losses for asset-backed securities. The Company had the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore, the Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007    2006
                                                       -------   ----   -----
Net unrealized investment gains, beginning of the
  year...............................................  $    95   $ 77   $ 231
                                                       -------   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising
       during the period.............................   (2,665)    41    (217)
     Less: Reclassification adjustments for (losses)
       gains included in net income..................      153     15      (1)
                                                       -------   ----   -----
     Change in net unrealized investment (losses)
       gains, net of adjustments.....................   (2,818)    26    (216)
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      593    (14)     55
  Policyholders' account balances and future policy
     benefits........................................      (42)     9       4
  Other assets (deferred sales inducements)..........       35     (3)      3
                                                       -------   ----   -----
Change in net unrealized investment (losses) gains...   (2,232)    18    (154)
                                                       -------   ----   -----
NET UNREALIZED INVESTMENT (LOSSES) GAINS, END OF
  YEAR...............................................  $(2,137)  $ 95   $  77
                                                       =======   ====   =====



     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax (benefit) expense of $(1,435) million, $22 million and $(117) million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $82 million, $8 million and less than $(1) million respectively.

     DAC in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $319 million, $(8) million and $29 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $(23) million, $5 million and $2 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $19 million, $(1) million, and $2 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net unrealized investment gains (losses) reported in other comprehensive income at December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007   2006
                                                       -------   ----   ----
Net unrealized investment (losses) gains.............  $(4,158)  $177   $137
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      871    (41)   (19)
  Policyholders' account balance and future policy
     benefits........................................      (56)     9     (5)
  Other assets (deferred sales inducements)..........       55      1      5
  Deferred taxes.....................................    1,151    (51)   (41)
                                                       -------   ----   ----
TOTAL NET UNREALIZED INVESTMENT (LOSSES) GAINS.......  $(2,137)  $ 95   $ 77
                                                       =======   ====   ====



NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2008 and 2007 were as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Deferred annuities......................................  $28,776   $23,950
Universal life contracts................................   18,870    18,180
Supplementary contracts without life contingencies......      282       287
Unearned revenue liability..............................      371       270
Guaranteed Minimum Accumulation Benefit.................      316        72
Other...................................................      151        36
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $48,766   $42,795
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2008 and 2007, of the total policyholders' account balances of $48,766 million and $42,795 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $47,927 million and $42,416 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $46,263 million and $40,884 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2008:

PRODUCT                             INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                             -------------     ----------------------------
Deferred annuities................  2.40% to 10.00%   Surrender charges 0% to
                                                      10% for up to 10 years.
Annuities Certain.................  1.60% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..........  3.05% to 6.04%    Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%             No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2008 and 2007 were as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  702   $  968
  Other life..............................................      94       75
                                                            ------   ------
       Total life insurance...............................     796    1,043
Individual and group payout annuities.....................   2,870    1,680
Other contract liabilities................................      67       43
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $3,733   $2,766
                                                            ======   ======



     At December 31, 2008 and 2007, of the total future policy benefits of $3,733 million and $2,766 million, respectively, the total amounts related to policies that have surrender privileges were $732 million and $260 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $732 million and $260 million, respectively.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2008:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.37% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2008 and 2007, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contract holders at December 31, 2008 and 2007 for GMDB and GMAB ($ in millions):

                                                                  2008
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,470            $1,498            $9,940
Net amount at risk......................       $  588            $  468            $3,101
Average attained age of
  contractholders.......................           53                54                55



                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                54                56

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2006...........................  $ 30   $  9    $ 39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                       ----   ----    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                       ----   ----    ----
Balance at December 31, 2007.........................    42     72     114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2008.........................  $ 65   $316    $381
                                                       ====   ====    ====



     For GMABs, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be derivatives under SFAS No. 149 and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 14 -- Fair Value Measurements for discussion on the assumptions).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2008 and 2007:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 3.14% to 10.89% for 2008 and 0.77% to 7.50% for 2007.

     - Volatility assumption was 13.08% for 2008 and 14.62% for 2007.

     - Mortality was assumed to be 91.00% of the A2000 table for both 2008 and 2007.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 8.10% for 2008, and 0.50% to 30.00%, with an average of 12.00% for 2007.

     - Discount rates ranged from 6.01% to 7.61% for 2008 and 5.26% to 7.61% for 2007.

     The following table presents the aggregate fair value of assets at December 31, 2008 and 2007, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2008               2007
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 5,367   $  804   $ 9,417   $1,169
  Fixed income..............................    1,782      191     2,177      184
  Balanced..................................    1,550      162     2,063      162
General Account.............................    4,711      341     4,967      293
                                              -------   ------   -------   ------
     TOTAL..................................  $13,410   $1,498   $18,624   $1,808
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-1 liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2008 and 2007 (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $29    $23
Net liability increase.......................................    12      6
                                                                ---    ---
Ending balance...............................................   $41    $29
                                                                ===    ===



NOTE 7 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2008 and 2007 are as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Registered..............................................  $12,271   $18,340
Non-registered..........................................      610       753
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $12,881   $19,093
                                                          =======   =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2008, 2007 and 2006 is as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Balance at beginning of year                          $3,431   $3,310   $2,978
  Cumulative effect of accounting change, pre-tax
     (SOP 05-1).....................................      --       15       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,431    3,325    2,978
  Current year additions............................     673      560      593
  Amortized during year.............................    (349)    (432)    (345)
                                                      ------   ------   ------
  Change during year................................     324      128      248
  Balance at end of year before related
     adjustments....................................   3,755    3,453    3,226
  Adjustment for change in unrealized investment
     gains..........................................     912      (22)      84
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $4,667   $3,431   $3,310
                                                      ======   ======   ======



  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2008   2007   2006
                                                         ----   ----   ----
Balance at beginning of year...........................  $272   $228   $230
  Cumulative effect of accounting change, pre-tax (SOP
     05-1).............................................    --      6     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   272    234    230
  Current year additions...............................    64     90     37
  Amortized during year................................   (59)   (48)   (44)
  Adjustment for change in unrealized investment
     gains.............................................    54     (4)     5
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $331   $272   $228
                                                         ====   ====   ====



NOTE 9 -- INCOME TAXES

     A summary of the net income tax expense (benefit) included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2008   2007   2006
                                                        -----   ----   ----
Current:
  Federal.............................................  $(167)  $154   $ 85
  State and local.....................................     --      4      1
                                                        -----   ----   ----
                                                         (167)   158     86
Deferred:
  Federal.............................................    104      1     52
                                                        -----   ----   ----
INCOME TAX EXPENSE (BENEFIT)..........................  $ (63)  $159   $138
                                                        =====   ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax asset (liability) reported in other assets and other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2008 and 2007 are as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  663   $  669
  Employee and agents benefits............................      59       61
  Investments.............................................   1,474       --
  Other...................................................      21       16
                                                            ------   ------
     Gross deferred tax assets............................   2,217      746
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................   1,398      964
  Investments.............................................      --       60
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,398    1,024
                                                            ------   ------
       NET DEFERRED TAX ASSET (LIABILITY).................  $  819   $ (278)
                                                            ======   ======



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory federal income tax rate to the effective tax rate for 2008, 2007 and 2006:

                                                       2008      2007      2006
                                                      -----      ----      ----
Statutory federal income tax rate...................   35.0%     35.0%     35.0%
Tax exempt income...................................  149.4%     (4.7)%    (4.9)%
Uncertain tax position..............................   (7.5)%     2.8%      0.0%
Investment credits..................................   14.8%     (0.8)%    (0.3)%
Other...............................................    4.5%      0.5%      0.0%
                                                      -----      ----      ----
EFFECTIVE TAX RATE..................................  196.2%     32.8%     29.8%
                                                      =====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 3 -- Recent Accounting Pronouncements, as of December 31, 2008 and 2007, the Company had recorded an income tax receivable/(payable) from New York Life of $85 million and $(95) million, respectively, included in other assets and other liabilities in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and is currently auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2008 and 2007 are as follows (in millions):

                                                                 TOTAL
                                                                UNRECOG-
                                                               NIZED TAX
                                                                BENEFITS
                                                              -----------
                                                              2008   2007
                                                              ----   ----
BEGINNING OF PERIOD BALANCE.................................  $107   $ 94
Reductions for tax positions of prior years.................    (1)    (1)
Additions for tax positions of current year.................    24     14
Settlements with tax authorities............................   (14)    --
                                                              ----   ----
END OF PERIOD BALANCE.......................................  $116   $107
                                                              ====   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2008 and 2007 is $43 million and $42 million, respectively. Total interest and penalties for the years ended December 31, 2008 and 2007, aggregated $8 million and $10 million, respectively, and are included in income tax (benefit) expense in the accompanying Consolidated Statement of Income. At December 31, 2008 and 2007, the Company had accrued $36 million and $33 million, respectively, of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 74% and 72% of the reinsurance ceded to non-affiliates at December 31, 2008 and 2007, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $9 million and

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$4 million for December 31, 2008 and 2007, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $5 million, $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2008, 2007 and 2006, $75 million, $44 million and $54 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2008, 2007 and 2006 was as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  305   $  317   $  341
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  211   $  204   $  210
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $   95   $  110   $  130
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,692   $5,455   $5,238
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,653   $5,349   $5,089
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2008   2007    2006
                                                        ----   ----   ------
Amounts recoverable from reinsurer....................  $702   $968   $1,055
Premiums ceded........................................  $ 74   $121   $  158
Benefits ceded........................................  $367   $214   $   81

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,447   $  976   $  723
  Assumed...........................................       2        1        1
  Ceded.............................................     (75)    (122)    (159)
                                                      ------   ------   ------
Net premiums........................................  $1,374   $  855   $  565
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  539   $  515   $  509
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  206   $  214
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  704   $  522   $  350
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   16   $   11   $    8
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,604   $6,601   $6,432
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,686   $5,379   $5,114
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



NOTE 11 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, credit and market risk. These derivative financial instruments include interest rate and equity options as well as interest rate, currency and credit default swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation in excess of a specified threshold. The threshold typically declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     In September 2008, one of our derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. In accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), a gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in accumulated other comprehensive income. The gains will be reclassified into net investment losses when the hedged forecasted transactions occur. A gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregated realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2008 and 2007 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $   318    $ 27    $ 1,183    $ 12
Currency swaps................................       101       7        129     (14)
Equity options................................       239      61        315      19
Interest rate options.........................    17,975       6     19,050      27
Credit default swaps..........................        13      (1)         1      --
                                                 -------    ----    -------    ----
  TOTAL.......................................   $18,646    $100    $20,678    $ 44
                                                 =======    ====    =======    ====



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2008 and 2007 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $ --    $    --    $--
Cash flow hedges..............................       178      30        245     --
Non-qualifying derivatives....................    18,468      70     20,433     44
                                                 -------    ----    -------    ---
  TOTAL.......................................   $18,646    $100    $20,678    $44
                                                 =======    ====    =======    ===



     For the years ended December 31, 2008 and 2007, there were no net investment gains or losses related to the ineffective portion of fair value hedges.

     During 2008 and 2007, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                           2008   2007   2006
                                                           ----   ----   ----
Other comprehensive income (loss) balance at the
  beginning of the year..................................   $(2)   $ 2    $ 7
Gains (losses) deferred in other comprehensive income on
  the effective portion of cash flow hedges..............    31     (5)    (7)
Gains reclassified to net income.........................     6      1      2
                                                            ---    ---    ---
Other comprehensive income (loss) balance at the end of
  the year...............................................   $35    $(2)   $ 2
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges totaled less than $1 million for year ended December 31,2008. For the years ended December 31, 2007, and 2006, the ineffective portion of the cash flow hedges was less than $1 million. All components of each derivative's gains or losses were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2008 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains and losses. For the years ended December 31, 2008, 2007 and 2006, the Company included in net investment losses in the accompanying Consolidated Statement of Income $10 million, $16 million and $(6) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2008 and 2007, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 12 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $10 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2008 and 2007, $1,152 million and $1,625 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2008 and 2007, the Company recorded cash collateral received under these agreements of $1,197 million and $1,656 million, respectively, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2008 or 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2008 and 2007, the Company had agreements to purchase and resell securities totaling $185 million and $682 million at an average coupon rate of 0.02% and 4.20%, respectively. At December 31, 2008, the Company had agreements to sell and repurchase securities totaling $36 million at an average coupon rate of 5.09%. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%.

NOTE 13 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $668 million, $629 million and $624 million for the years ended December 31, 2008, 2007 and 2006, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash transferred to it by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2008, 2007 and 2006, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investments whereby New York Life Investments provide investment advisory services to the Company. At December 31, 2008, 2007 and 2006, the total cost for these services amounted to $46 million, $41 million and $40 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, New York Life Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. New York Life Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, New York Life Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from New York Life Investments for the years ended December 31, 2008, 2007 and 2006 of $15 million, $17 million, and $15 million, respectively.

     At December 31, 2008 and 2007, the Company had a net liability of $295 million and $197 million, respectively, for the above-described services, which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2008 and 2007, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,716 million and $4,468 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.30%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2008 and 2007, the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $184 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $86 million, $111 million and $92 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the year ended December 31, 2008, the Company incurred an expense of $14 million under this new agreement. At December 31, 2008, the Company recorded a payable to NYLIFE Securities of less than $1 million under this new agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2008 or December 31, 2007.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2008 and 2007, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2008 and 2007 there was no outstanding balance due to Capital Corporation. There was no interest expense for 2008. Interest expense for 2007 and 2006 was $1 million and $5 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2008 and 2007, the Company had recorded a receivable from

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2008, 2007 and 2006.

     The Company has a participation agreement with MCF, which allows with the Company to purchase collateralized loans to third parties underwritten by MCF. Under the participation agreement, NYLIAC assumes the performance risk on these loans with no recourse against MCF. In 2008 the Company purchased certain loans from MCF with a commitment amount of $269 million. In 2007, the Company purchased certain loans from MCF with a commitment amount of $88 million. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $4 million, $15 million and $14 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $2 million from NYLAZ for the year ended December 31, 2008.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, the Company recorded liabilities of approximately $2,363 million and $2,395 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, policyholders' account balances and separate account liabilities related to these policies aggregated $243 million and $313 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2008, the Company recorded commission and fee expense to NYLINK agents of $3 million. For the years ended December 31, 2007 and 2006, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 14 -- FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, SFAS No. 157 defines fair value and establishes a framework for measuring fair value that includes a three level hierarchy. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS No. 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value measurements falls is determined based on the lowest level input that is significant to the fair value measurements.

     The Company applied the provisions of SFAS No. 157 prospectively to assets and liabilities measured at fair value. The adoption of SFAS No. 157 changed the valuation of freestanding derivatives as well as some embedded derivatives in insurance contracts. The change in valuation resulted from the inclusion of the Company's own credit standing, as well as that of the counterparty, in the valuation. The Company's adoption of SFAS No. 157 did not materially impact the fair values of other financial instruments.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. This would include active exchange-traded equity and derivative securities, certain cash equivalents and open-ended mutual funds with a daily net asset value
         ("NAV") and no restrictions.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities, cash equivalents and short-term securities, certain private placements, and certain derivative contracts. Fair value for the fixed maturities in this category are priced principally by independent pricing services or by internal models using observable inputs. Fair values for derivatives, in this category, are priced by internal models using observable inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurements. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Examples include certain private equity investments, certain asset-backed and mortgage-backed securities, certain highly structured securities, and embedded derivatives in insurance contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table represents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 (in millions):

                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
ASSETS:
Fixed maturities:
  Available-for-sale......................       $    --         $39,538        $1,770      $41,308
  Trading.................................            --              16            36           52
Equity securities:
  Available-for-sale......................         1,130               2             1        1,133
Other investments(1)......................            --             114             4          118
Cash and cash equivalents.................             4             864            --          868
Amounts recoverable from reinsurers.......            --              --             9            9
Separate account assets...................         9,038           3,693           150       12,881
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $10,172         $44,227        $1,970      $56,369
                                                 =======         =======        ======      =======
LIABILITIES:
Policyholders' account balances(2)........            --              --           316          316
Other liabilities(1)......................            --              17             1           18
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    17        $  317      $   334
                                                 =======         =======        ======      =======



--------

(1)  Other investments and other liabilities consist of derivatives.

(2) Policyholder account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents a reconciliation of all Level 3 assets and liabilities for the year ended December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE      TRADING       AVAILABLE        OTHER          FROM       ACCOUNT
                                     -FOR-SALE     SECURITIES     -FOR-SALE     INVESTMENTS    REINSURERS    ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
FAIR VALUE, BEGINNING OF YEAR....      $1,731         $52            $ 3            $(1)          $ 3         $ --
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment income(1)..           5           1             --             --            --           --
       Net investment gains
          (losses)...............         (54)         (9)            (8)            --            --          (75)
       Other income..............          --          --             --             --             6           --
       Interest credited to
          policyholders' account
          balances...............          --          --             --             --            --           --
     Other comprehensive income..        (297)         --             --              5            --           --
  Purchases, sales, issuances,
     and settlements.............         173          (4)             1             --            --           67
  Transfers into (out of) Level
     3(2)........................         212          (4)             5             --            --          158
                                       ------         ---            ---            ---           ---         ----
FAIR VALUE, END OF YEAR..........      $1,770         $36            $ 1            $ 4           $ 9         $150
                                       ======         ===            ===            ===           ===         ====




                                                                    LIABILITIES
                                                            ---------------------------
                                                            POLIYHOLDERS'
                                                               ACCOUNT         OTHER
                                                               BALANCES     LIABILITIES
                                                            -------------   -----------
FAIR VALUE, BEGINNING OF YEAR.............................       $ 72           $--
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment income(1)...........................         --            --
       Net investment gains (losses)......................         --             1
       Other income.......................................         --            --
       Interest credited to policyholders' account
          balances........................................        236            --
     Other comprehensive income...........................         --            --
  Purchases, sales, issuances, and settlements............          8            --
  Transfers into (out of) Level 3(2)......................         --            --
                                                                 ----           ---
FAIR VALUE, END OF YEAR...................................       $316           $ 1
                                                                 ====           ===



--------

(1) Net investment income includes amortization of discount and premium on fixed maturities.
(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRANSFERS

     Net transfers into Level 3 for fixed maturities available-for-sale totaled $212 million during the year ended December 31, 2008. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets.

     The table below includes the unrealized gains (losses) for the year ended December 31, 2008 by category for Level 3 assets and liabilities still held at December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM       ACCOUNT
                                      FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURER     ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
EARNINGS:
  Net investment income..........      $   4          $  1           $--            $--           $--         $ --
  Net investments gains
     (losses)(3).................        (54)          (10)           (8)            --            --          (75)
  Other income...................         --            --            --             --             6           --
  Interest credited to
     policyholders' account
     balance.....................         --            --            --             --            --           --
  Other comprehensive income.....       (296)           --            --              5            --           --
                                       -----          ----           ---            ---           ---         ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES).......................      $(346)         $ (9)          $(8)           $ 5           $ 6         $(75)
                                       =====          ====           ===            ===           ===         ====




                                                                      LIABILITIES
                                                              ---------------------------
                                                              POLIYHOLDERS'
                                                                 ACCOUNT         OTHER
                                                                 BALANCES     LIABILITIES
                                                              -------------   -----------
EARNINGS:
  Net investment income.....................................       $ --           $--
  Net investments gains (losses)(3).........................         --            (1)
  Other income..............................................         --            --
  Interest credited to policyholders' account balance.......        237            --
  Other comprehensive income................................         --            --
                                                                   ----           ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES)...................       $237           $(1)
                                                                   ====           ===



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table, as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. The following is a description of the valuation methodologies used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities is determined by considering one of three primary sources. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly, securities are priced using an internal pricing model.

     Prices from a third party pricing vendor based on unadjusted quotes from an active market are classified as Level 1 within the fair value hierarchy. These generally include exchange-traded equity securities. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Prices from a third party pricing vendor for securities that are not traded on an exchange are generally valued using a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to; benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The Company has determined that these inputs are market observable and such prices are generally classified into Level 2 of the fair value hierarchy.

     Broker quotes are non-binding and are generally considered Level 3.

     Prices from pricing services and broker quotes are validated on an ongoing basis to ensure the adequacy and reliability of the fair value measurements. The Company performs both quantitative and qualitative analysis of the prices including initial and ongoing review of third party pricing methodologies, back testing of recent trades, and a thorough review of pricing trends and statistics.

     Independent pricing vendors do not cover private placement securities. These securities are priced by an internally developed model based upon assigned comparable public issues adjusted for liquidity, maturity and rating. The Company assigns a credit rating based upon internal analysis. Private placement securities are generally classified in Level 2 of the fair value hierarchy. Where adjustments for liquidity are considered significant to the overall price, private placements are then classified in Level 3.

     Also, certain securities are priced based upon internal valuations using significant unobservable inputs and are considered Level 3.

  DERIVATIVE INSTRUMENTS

     Derivative instruments are reported on the Consolidated Balance Sheet at fair value and are reported in Other Investments or Other Liabilities. Derivative instruments generally are fair valued using pricing valuation models, which utilize observable market data. The remaining derivatives are either exchange-traded or priced by broker quotations.

     Derivative instruments classified as Level 1 in the fair value hierarchy include certain option contracts that are traded on an active exchange.

     Derivative instruments classified as Level 2 primarily include interest rate, currency, and certain credit default swaps, currency forwards and options. Over-the-counter ("OTC") derivatives are privately negotiated financial contracts and are fair valued using market-based inputs to models. Where models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified. Such instruments are classified within Level 2 of the fair value hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     OTC derivatives that are currently valued using broker quotations are classified within Level 3 of the fair value hierarchy.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by credit default swap spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate.

  CASH EQUIVALENTS

     Cash equivalents carried at fair value include money market funds, Treasury bills, commercial paper and other highly liquid instruments. Money market funds are valued using a daily NAV and therefore, are classified as Level 1. The remaining instruments are generally not traded in active markets, however their fair value are based on observable inputs and therefore they are classified as Level 2 within the fair value hierarchy.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheet in accordance with SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). Assets within the separate account are primarily invested in mutual funds, equities and limited partnerships. The separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances consist of embedded derivatives bifurcated from host contracts. Included is the embedded derivative for GMAB.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 of our fair value hierarchy.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, the Company elected to defer the provisions of SFAS No. 157 related to the non-financial assets and non-financial liabilities within the scope of FSP FAS No. 157-2.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value and estimated fair value of instruments not otherwise disclosed in Note 4 of the Notes to the Consolidated Financial Statements at December 31, 2008 and 2007 are presented below (in millions):

                                                        2008                        2007
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,653       $ 5,274       $ 5,208       $ 5,234
Collateralized third party commercial
  loans....................................       353           342           155           155
Securities purchased under agreements to
  resell...................................       185           185           682           682
LIABILITIES
Policyholders' account
  balances -- investment contracts.........    25,637        24,193        20,502        20,502
Collateral received on securities lending
  and repurchase agreements................     1,197         1,197         1,656         1,656


     For mortgage loans, fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     For collateralized third party loans the estimated fair value for the loan portfolio at December 31, 2008 is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans. At December 31, 2007, fair value was considered to approximate carrying value as the spreads reflected market conditions at that time.

     Due to the short-term nature (generally one month) of securities purchased under agreements to resell, the asset's carrying value approximates fair value.

     For policyholders' account balances -- investment contracts, such as supplementary contracts without life contingencies and other deposit type contracts, account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. At December 31, 2007, fair value was considered to approximate carrying value.

     For collateral received on securities lending and repurchase agreements included on the accompanying Consolidated Balance Sheet, the carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 15 --  SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $13 million, $146 million and $78 million during 2008, 2007 and 2006, respectively.

     Total interest paid was $15 million, $17 million and $18 million during 2008, 2007 and 2006, respectively.

     There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets. Non-cash investing transactions were $4 million and $35 million for the years ended December 31, 2007 and 2006, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 16 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations, the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has no permitted practices.

     At December 31, 2008 and 2007, statutory stockholder's equity was $3,596 million and $2,650 million, respectively. Statutory net income for the years ended December 31, 2008, 2007 and 2006 was ($387) million, $289 million and $252 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2008 or 2007. As of December 31, 2008, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $943 million. The maximum amount of dividends that may be paid in 2009 without prior approval is $357 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 13 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 18, 2009

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit 1.(1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant's Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit 1.(3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(c)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(c)(3) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for New York Life Variable Universal Life Accumulator (No. 308-30) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(1) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(2) Form of Policy for New York Life Survivorship Variable Universal Life Accumulator (No. 308-150) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (d)(3) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.


(d)(3) Monthly Deduction Waiver (MDW) Rider (No. 308-320) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(5) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(4) Guaranteed Insurability Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5)(g) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(5) Living Benefits Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(6) Insurance Exchange Rider (IER) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 5(i) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(7)           Spouse's Paid-Up Insurance Purchase Option (SPPO) Rider
                 (No. 305-375) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(9) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(8) Life Estension Benefit (LEB) Rider (No. 308-350) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(9) Guaranteed Minimum Death Benefit (GMDB) Rider (No. 308-296) for New York Life Variable Universal Life Accumulator - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(11) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(10) Guaranteed Minimum Death Benefit (GMDB) Rider (No. 308-295) for New York Life Survivorship Variable Universal Life Accumulator
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(11) Term Insurance on Other Covered Insured (OCI) Rider (No.308-340) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(12) Accidental Death Benefit (ADB) Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 5(a) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.


(d)(13) Level First To Die Term (FTD) Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.
                 (5)(c)(2) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(d)(14) Estate Protection Rider (EPR) (No. 308-405) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (d)(16) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(15) Overloan Protection Rider (OLP) (No. 308-940) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(17) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(16) Childern's Insuance (CI) Rider (No. 793-345) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (d)(18) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(17) Upromise Account Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post-Effective Amendment No. 11 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of application for a Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit 1.(10) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(e)(2) Form of application for a Policy (No. 209-500) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(2) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(e)(3) Form of application for a Policy (No. 204-500)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(1) to the initial Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No.333-156513), filed 12/30/08 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(g)              Reinsurance Contracts.

                 Specimen Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies -- Previously filed in accordance with Regulation S-T, CFR 232.102(e) as Exhibit (g)(4) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File
                 No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(3) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(4) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(5) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit 1.(9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(8) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


(h)(12) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(13) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


(h)(14) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(15) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(16) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(h)(l7) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (h)(26) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(18) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)              Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.


(i)(7) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.


(i)(8) Administrative and Shareholder Services Agreement between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(10) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.


(i)(10) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(11) Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(12) Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
                 Account - I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(13) Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc.
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
                 Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(14) Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Manager Americas, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(15)           Administrative Service Agreement between Morgan Stanley & Co.
                  Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(j)               Other Material Contracts.

(j)(1) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.



(j)(2) Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and Chief Operating Officer of NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.


(j)(3) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.

(j)(4) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.

(j)(5) Powers of Attorney for Steven D. Lash, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.


(j)(6) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.


(j)(7) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.


(j)(8) Powers of Attorney for Mark W. Pfaff, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.


(j)(9) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.

(j)(10) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.

(j)(11)           Powers of Attorney for Michael E. Sproule, Director of NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.

(j)(12) Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.


(j)(13) Powers of Attorney for Michael Whitton, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/17/09 and incorporated herein by reference.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.

(l)              Actuarial Opinion.

                 Opinion and consent of Amanda L. Kuhl, Assistant Actuary
                 - Filed herewith.

(m)              Calculation.

              Sample Calculation of Illustrations-Previously filed in
(m)(1)           accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (m)(1) to Post-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707) filed 4/20/09 and incorporated herein by reference.



(m)(2) Sample Calculation of Illustrations for Accumulator SVUL-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(2) to Post-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No, 333-147707) filed 4/20/09 and incorporated herein by referance.


(n)              Other Opinions.

(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(q)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Frank M. Boccio           Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Executive Vice President
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
Steven D. Lash            Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President
Mark W.Pfaff              Director and Executive Vice President
Joel M. Steinberg         Director, Senior Vice President, and Chief Actuary
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Michael Whitton           Director, Senior Vice President & CFO US Life Insurance
Michael E. Sproule        Director
Gary E. Wendlandt         Vice Chairman in charge of Investment and Finance
John Y. Kim               Executive Vice President-CEO and President of NYLIM
Sara Badler               Senior Vice President & Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Thomas F. English         Senior Vice President and Chief Legal Officer
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J. Miller            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Paul Pasteris             Senior Vice President for Market Development & Strategic Planning
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Joseph Bennett            First Vice President
Kathleen A. Donnelly      First Vice President
Angelo J. Scialabba       First Vice President and Controller
Thomas P. Shea            First Vice President
Richard J. Witterschein   First Vice President and Treasurer
Stephen A. Bloom          Vice President and Chief Underwriter
David F. Boyle            Vice President
Karen E. Dann             Vice President
Robert M. Gardner         Vice President
Troy E. Glover            Vice President
Jane Hamrick              Vice President and Actuary
Robert J. Hynes           Vice President
Mario W. Lazzaro Jr.      Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary
Linda M. Reimer           Vice President and Associate Legal Officer
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Teresa A. Turner          Vice President
Robin Wagner              Vice President
Richard M. Walsh          Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard W. Zuccaro        Vice President - Tax

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.



--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of       Percent of Voting
Name                                                                   Organization          Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
         Jacob Ballas Capital India PVT. Ltd.                          Mauritius             24.66%
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, LLC                           Delaware
              New York Life Capital Partners, L.P.                     Delaware
         New York Life Capital Partners II, LLC                        Delaware
              New York Life Capital Partners II, L.P.                  Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
              New York Life Capital Partners III GenPar, LP            Delaware
                   New York Life Capital Partners III, LP              Delaware
                   New York Life Capital Partners III-A, LP            Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
              New York Life Capital Partners IV GenPar, LP             Delaware
                   New York Life Capital Partners IV, LP               Delaware
                   New York Life Capital Partners IV-A, LP             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
              NYLIM Mezzanine GenPar, LP                               Delaware
                  New York Life Investment Management Mezzanine
                      Partners, LP                                     Delaware
                      NYLIM Mezzanine Luxco S.a.r.l.                   Luxembourg
                      NYLIM Mezzanine Partners Parallel Fund, LP       Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
                  NYLIM Mezzanine Offshore Partners II, LP             Delaware
                  NYLIM Mezzanine Partners II, GenPar, LP              Delaware
                      New York Life Investment Management Mezzanine    Delaware
                      Partners II, LP
                           NYLIM Mezzanine II Luxco S.a.r.l.           Luxembourg
                      NYLIM Mezzanine Partners II Parallel Fund, LP    Delaware
         NYLCAP Canada GenPar Inc.                                     Canada
              NYLCAP Select Manager Canada Fund, LP                    Canada
         NYLCAP India Funding LLC                                      Delaware
         NYLCAP Select Manager GenPar GP, LLC                          Delaware
              NYLCAP Select Manager GenPar, LP                         Delaware
                  NYLCAP Select Manager Fund, LP                       Delaware
              NYLCAP Select Manager Cayman Fund, LP                    Cayman Islands
         NYLIM-JB Asset Management Co. (Mauritius) LLC                 Mauritius                24.6%
              New York Life Investment Management India Fund II, LLC   Mauritius                24.6%
                  New York Life Investment Management India
                  Fund (FVCI) II, LLC                                  Mauritius                24.6%
         NYLCAP India Funding III LLC                                  Delaware
              NYLIM-JB Asset Management Co. III (Mauritius) LLC        Mauritius                24.6%
                  NYLIM Jacob Ballas India Fund III
                  (Mauritius) LLC                                      Mauritius                24.6%
                       NYLIM Jacob Ballas Capital India
                       (FVCI) III (Mauritius) LLC                      Mauritius                24.6%
                       NYLIM Jacob Ballas India (FII) III
                       (Mauritius) LLC                                 Mauritius                24.6%
         NYLCAP Mezzanine Partners III                                 Delaware
              GenPar GP, LLC
     MacKay Shields LLC                                                Delaware
         MacKay Shields High Yield Active Core Fund LP                 Delaware
         MacKay Shields Credit Strategy Fund Ltd.                      Cayman Islands
         MacKay Shields Defensive Bond Arbitrage Fund Ltd.             Bermuda
         MacKay Shields Core Plus Alpha Fund Ltd.                      Cayman Islands
         MacKay Shields Credit Strategy Partners LP                    Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
              MacKay Shields Long/Short Fund LP                        Delaware
              MacKay Shields Long/Short Fund (Master) LP               Delaware
              MacKay Shields Long/Short Fund (QP) LP                   Delaware
              MacKay Shields Long/Short Fund (Offshore) LP             Cayman Islands
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
              NYLIM Institutional Floating Rate Fund, LP               Delaware
         NYLIM Fund II GP, LLC                                         Delaware
              NYLIM Real Estate Mezzanine Fund II, LP                  Delaware
                  NYLIM-TND, LLC                                       Delaware
                  NYLIM-CN, LLC                                        Delaware
                  NYLIM-DCM, LLC                                       Delaware
                      NYLIM-MM, LLC                                    Delaware
                  NYLIM Re Mezzanine Fund II Investment
                  Corporation                                          Delaware
                  NYLIM Repurchase Mezzanine Subsidiary LLC            Delaware
         NYLIM European Equity Market Neutral Master Fund Ltd.         Cayman Islands
         NYLIM European Equity Market Neutral Fund Ltd.                Cayman Islands
         NYLIM Asian Equity Market Neutral Master Fund Ltd.            Cayman Islands
         NYLIM Asian Equity Market Neutral Fund Ltd.                   Cayman Islands
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
         NYLIM-GCR Fund I LLC                                          Delaware                   50%
              NYLIM-GCR Fund I 2002 LP                                 Delaware                   50%
         WFHG GP, LLC                                                  Delaware                   45%
              Workforce Housing Fund I-2007 LP                         Delaware
     Madison Capital Funding LLC                                       Delaware
         MCF Co-Investment GP, LLC                                     Delaware
           MCF Co-Investment GP, LP                                    Delaware
               Madison Capital Funding Co-Investment, LP               Delaware
     McMorgan & Company LLC                                            Delaware
     McMorgan & Co. Retention Trust                                    New York
     Madison Square Investors LLC                                      Delaware
         Madison Square Investors Large-Cap Enhanced Index Fund GP,
            LLC                                                        Delaware
               Madison Square Investors Large-Cap Enhanced Index
                  Fund L.P.                                            (Delaware)
         Madison Square Investors U.S. Large-Cap Core 130/30
            Fund GP, LLC                                               (Delaware)
               Madison Square Investors U.S. Large-Cap Core 130/30
                  Fund LP                                              (Delaware)
         Madison Square Investors Asian Equity Market Neutral
            Fund GP, LLC                                               (Delaware)
               Madison Square Investors Asian Equity Market Neutral
                  Fund LP                                              (Delaware)
         Madison Square Investors European Equity Market
            Neutral Fund GP, LLC                                       (Delaware)
               Madison Square Investors European Market Neutral
                  Fund LP                                              (Delaware)
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Taiwan Corporation                         Taiwan
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYL-HK Capital Planning LLC                                        Delaware
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        NYL Data Center Limited                                        Thailand                99.97%
    Siam Commercial New York Life Insurance Public Company             Thailand                47.33%
       Limited
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYL International SEAF Sichuan SME Investment                      People's Republic
    Fund LLC                                                           of China                39.96%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
        Max New York Life Insurance Limited                            India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.996%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
         Servicios Corporativos SMNYL, S.A. de C.V.                    Mexico                     99%
    NYL Cayman Ltd.                                                    Cayman Islands
Seward Lease acquisition LLC                                           Delaware                   55%
Silver Spring, LLC                                                     Delaware
   Silver Spring Associates, L.P.                                      Pennsylvania
Biris Holdings LLC                                                     Delaware
NYL Wind Investments LLC                                               Delaware
New York Life Short Term Fund                                          New York
29 Park Investments No. 1 Limited                                      Cayman Islands
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
   NYMH-Houston, L.P.                                                  Texas
NYMH-Plano GP, LLC                                                     Delaware
   NYMH-Plano, L.P.                                                    Texas
NYMH-Freeport GP, LLC                                                  Delaware
   NYMH-Freeport, L.P.                                                 Texas
NYMH-Ennis GP, LLC                                                     Delaware
   NYMH-Ennis, L.P.                                                    Texas
NYMH-San Antonio GP, LLC                                               Delaware
   NYMH-San Antonio, L.P.                                              Texas
NYMH-Taylor GP, LLC                                                    Delaware
   NYMH-Taylor, L.P.                                                   Texas
NYMH-Stephenville GP, LLC                                              Delaware
   NYMH-Stephenville, L.P.                                             Texas
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
   NYLMDC-King of Prussia Realty, LP                                   Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware

ITEM 29.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the directors duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

     The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Names of Directors and Officers   Positions and Offices with Underwriter
-------------------------------   --------------------------------------
John Y. Kim                       Chairman and Chief Executive Officer
Stephen P. Fisher                 Manager, President and Chief Operating Officer
Christopher O. Blunt              Manager and Executive Vice President, Retirement Income Security
John A. Cullen                    Manager
Penny Nelson                      Manager and Managing Director, Operations
Barry A. Schub                    Manager
John C. Siciliano                 Manager
Scott L. Berlin                   Executive Vice President, Life Distribution
Robert J. Hebron                  Executive Vice President, Executive Benefits
John R. Meyer                     Executive Vice President, Retirement Income Security
David G. Bedard                   Senior Managing Director and Chief Financial Officer
Thomas A. Clough                  Senior Managing Director, Retirement Services
Michael D. Coffey                 Senior Managing Director, Retirement Income Security
Barbara McInerney                 Senior Managing Director, Compliance
Alison H. Micucci                 Senior Managing Director, Compliance
Donald A. Salama                  Senior Managing Director, Retirement Services
Stephen C. Fiacco                 Managing Director, Retirement Income Security
Philip L. Gazzo                   Managing Director, Retirement Income Security
Mark A. Gomez                     Managing Director and Chief Compliance Officer
Joseph J. Henehan                 Managing Director, Retirement Services
Marguerite E. H. Morrison         Managing Director and Secretary
Rebekah M. Mueller                Managing Director, Retirement Services
Mark S. Niziak                    Managing Director, Retirement Services
Christopher V. Parisi             Managing Director, Retirement Income Security
Amanda Parness                    Managing Director, Institutional Sales
Stephen J. Abramo                 Director, Variable Product Operations
Bernadette Hoban                  Director, Retirement Income Security
Paula Taylor                      Director, Retirement Services
John Vaccaro                      Director, Compliance
Albert W. Leier                   Vice President - Financial Operations and Treasurer
David F. Boyle                    Vice President, Executive Benefits
Karen E. Dann                     Vice President, Retirement Income Security
Linda M. Howard                   Vice President, Compliance and Anti-Money Laundering Officer
Robert F. Meredith                Vice President, Life and Annuity Distribution
Andrew N. Reiss                   Vice President, Variable Annuity Wholesaling - Bank Distribution
Richard W. Zuccaro                Vice President, Tax

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-

ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32.          MANAGEMENT SERVICES.

                  Not applicable.

ITEM 33.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the New York Life Variable Universal Life Accumulator and New York Life Survivorship Variable Universal Life Accumulator Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 30th day of October, 2009.


                                              NYLIAC VARIABLE UNIVERSAL LIFE
                                              SEPARATE ACCOUNT-I
                                                   (Registrant)


                                              By:  /s/ Mario Lazzaro
                                                   -----------------------------
                                                   Mario Lazzaro
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Mario Lazzaro
                                                   -----------------------------
                                                   Mario Lazzaro
                                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief Financial Officer

     Theodore A. Mathas*            Chairman and President (Principal Executive
                                    Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Michael Whitton*               Director




By:   /s/ Mario Lazzaro
      ----------------------------------
      Mario Lazzaro
      Attorney-in-Fact
      October 30, 2009


* Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX
                                  -------------


Exhibit
Number                             Description
-------                            -----------
(k)                 Opinion and Consent of Thomas F. English, Esq.

(l)                 Opinion and Consent of Amanda L. Kuhl, Assistant Actuary

(n)(1)              Consent of PricewaterhouseCoopers LLP